                                                   FILE NO. 333-88822; 811-03457

     As filed with the Securities and Exchange Commission on April 23, 2003


================================================================================

                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                   ----------
                                    FORM N-4

           REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933      /X/

                       PRE-EFFECTIVE AMENDMENT NO.__ / /


                       POST-EFFECTIVE AMENDMENT NO. 1 /X/


       REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940  /X/


                              AMENDMENT NO. 51 /X/


                                   ----------
                    PENN MUTUAL VARIABLE ANNUITY ACCOUNT III
                           (Exact Name of Registrant)

                                   ----------
                     THE PENN MUTUAL LIFE INSURANCE COMPANY
                               (Name of Depositor)

                                   ----------
                                600 Dresher Road
                           Horsham, Pennsylvania 19044
              (Address of Principal Executive offices of Depositor)
                   Depositor's Telephone Number: 215-956-8000

                                   ----------
                                Richard F. Plush
                                 Vice President
                     The Penn Mutual Life Insurance Company
                                600 Dresher Road
                           Horsham, Pennsylvania 19044

                                    Copy to:
        Michael Berenson                    C. Ronald Rubley
        Morgan, Lewis & Bockius LLP         Morgan, Lewis & Bockius LLP
        1111 Pennsylvania Avenue, NW        1701 Market Street
        Washington, DC 20004                Philadelphia, PA  19103-2921
                                   ----------


     It is proposed that this filing will become effective (check appropriate box)

          / / immediately upon filing pursuant to paragraph (b) of Rule 485 /X/ on May 1, 2003 pursuant to paragraph (b) of Rule 485
          / / 60 days after filing pursuant to paragraph (a) of Rule 485
          / / on (date) pursuant to paragraph (a) of Rule 485


Title of Securities Being Registered: Individual Variable and Fixed Annuity Contracts - Flexible Purchase Payments

================================================================================

PROSPECTUS - MAY 1, 2003

INDIVIDUAL VARIABLE AND FIXED ANNUITY CONTRACT - FLEXIBLE PURCHASE PAYMENTS

OLYMPIA XT ADVISOR

PENN MUTUAL VARIABLE ANNUITY ACCOUNT III
THE PENN MUTUAL LIFE INSURANCE COMPANY
PHILADELPHIA, PENNSYLVANIA 19172 TELEPHONE (800) 523-0650

This Prospectus describes an individual variable and fixed annuity contract ("Contract") offered by The Penn Mutual Life Insurance Company ("Penn Mutual" or the "Company"). Please read it carefully and save it for future reference.

The Contract is an agreement between you and Penn Mutual. You agree to make one or more payments to us and we agree to make annuity and other payments to you at a future date. The Contract:

- has a variable component, which means that your Variable Account Value and any variable payout will be based upon investment experience (see variable investment options on next page),
- has a fixed component, which means that your Fixed Account Value and any fixed payout will be based on purchase payments accumulated with interest at a rate of not less than 3%,
- has a purchase payment enhancement feature, which means that each time you make a purchase payment, Penn Mutual will add an additional credit to your Contract Value,
- is tax-deferred, which means that you will not pay taxes until we begin to make annuity payments to you or you take money out,
- allows you to choose to receive your annuity payments over different periods of time, including over your lifetime, and
- meets the needs of investors who employ strategic asset allocation, tactical asset allocation or sector rotating investment strategies by allowing for free, unlimited transfers among the Rydex subaccounts.

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR DETERMINED WHETHER THIS PROSPECTUS IS TRUTHFUL OR COMPLETE. IT IS A CRIME FOR ANYONE TO TELL YOU OTHERWISE.

THE CONTRACT IS NOT SUITABLE FOR SHORT-TERM INVESTMENT. YOU MAY PAY A DEFERRED SALES CHARGE OF UP TO 8% ON EARLY WITHDRAWALS. IF YOU WITHDRAW MONEY BEFORE AGE 59 1/2, YOU MAY PAY A 10% ADDITIONAL INCOME TAX. THE CONTRACT IS NOT A BANK DEPOSIT AND IS NOT FEDERALLY INSURED.

CONTRACT EXPENSES ARE HIGHER THAN OTHER ANNUITY CONTRACTS OFFERED BY PENN MUTUAL WITHOUT A PURCHASE PAYMENT ENHANCEMENT FEATURE. THE BENEFIT OF THE PURCHASE PAYMENT ENHANCEMENT MAY BE MORE THAN OFFSET BY THE HIGHER EXPENSES, RELATIVE TO OTHER ANNUITY CONTRACTS WE OFFER, IF WITHDRAWALS ARE MADE IN THE EARLY YEARS OF THE CONTRACT.


YOU MAY RETURN YOUR CONTRACT WITHIN TEN DAYS OF RECEIPT FOR A FULL REFUND OF THE CONTRACT VALUE (OR PURCHASE PAYMENTS, IF REQUIRED BY LAW). LONGER FREE LOOK PERIODS APPLY IN SOME STATES. THE REFUND WILL NOT INCLUDE THE PORTION OF THE CONTRACT VALUE WHICH IS ATTRIBUTABLE TO THE PURCHASE PAYMENT ENHANCEMENT. TO RETURN YOUR CONTRACT, SIMPLY DELIVER OR MAIL IT TO OUR OFFICE OR TO OUR REPRESENTATIVE WHO DELIVERED THE CONTRACT TO YOU. THE DATE OF THE CANCELLATION WILL BE THE DATE WE RECEIVE YOUR CONTRACT. IF WE ARE REQUIRED TO RETURN YOUR PURCHASE PAYMENTS, WE WILL ALLOCATE THEM TO THE MONEY MARKET SUBACCOUNT DURING THE FREE LOOK PERIOD. AT THE END OF THAT PERIOD, WE WILL ALLOCATE AMOUNTS HELD IN THE MONEY MARKET SUBACCOUNT TO THE SUBACCOUNTS YOU HAVE SELECTED.

You may obtain a Statement of Additional Information, dated May 1, 2003, from us free of charge by writing The Penn Mutual Life Insurance Company, Attn: SAI Request, Philadelphia, PA 19172 or by visiting our web site at www.pennmutual.com. Or, you can call us at (800) 523-0650. The Statement of Additional Information contains more information about the Contract. It is filed with the Securities and Exchange Commission and we incorporate it by reference into this Prospectus. The table of contents of the Statement of Additional Information is at the end of this Prospectus.


The Securities and Exchange Commission maintains a Web site (http://www.sec.gov) that contains this Prospectus, the Statement of Additional Information, material incorporated by reference, and other information regarding registrants that file electronically with the Commission.

Under the variable component of the Contract, you may direct us to invest your payments in one or more of the following Funds through Penn Mutual Variable Annuity Account III (the "Separate Account").

RYDEX VARIABLE TRUST                                MANAGER
     OTC Fund                                       Rydex Global Advisors
     Nova Fund                                      Rydex Global Advisors
     Ursa Fund                                      Rydex Global Advisors
     Mekros Fund                                    Rydex Global Advisors
     Financial Services Fund                        Rydex Global Advisors
     Health Care Fund                               Rydex Global Advisors
     Technology Fund                                Rydex Global Advisors
     Utilities Fund                                 Rydex Global Advisors
     U.S. Government Money Market Fund              Rydex Global Advisors
     U.S. Government Bond Fund                      Rydex Global Advisors

AIM VARIABLE INSURANCE FUNDS                        MANAGER
     AIM V.I. Capital Appreciation Fund             AIM Advisors, Inc.

T. ROWE PRICE INTERNATIONAL SERIES, INC.            MANAGER
     T. Rowe Price International Stock Portfolio    T. Rowe Price International,
                                                    Inc.

T. ROWE PRICE EQUITY SERIES, INC.                   MANAGER
     T. Rowe Price Equity Income Portfolio II       T. Rowe Price Associates,
                                                    Inc.

FEDERATED INSURANCE SERIES                          MANAGER
     Federated High Income Bond Fund II             Federated Investment
                                                    Management Company

A PROSPECTUS FOR EACH OF THESE FUNDS ACCOMPANIES THIS PROSPECTUS.

PROSPECTUS CONTENTS


GLOSSARY                                                                                5

EXPENSES                                                                                6

EXAMPLES OF FEES AND EXPENSES                                                           8

CONDENSED FINANCIAL INFORMATION                                                         9

THE PENN MUTUAL LIFE INSURANCE COMPANY                                                  9

THE SEPARATE ACCOUNT                                                                    9
     Accumulation Units - Valuation                                                     9
     Voting Instructions                                                                9
     Investment Options in the Separate Account                                        10
         Rydex Variable Trust                                                          11
         AIM Variable Insurance Funds                                                  11
         T. Rowe Price Equity Series, Inc.                                             11
         T. Rowe Price International Series, Inc.                                      11
         Federated Insurance Series                                                    11

THE ONE YEAR FIXED INTEREST ACCOUNT                                                    12

THE CONTRACT                                                                           12
     How Do I Purchase a Contract?                                                     13
     May I Authorize My Financial Adviser to Manage My Contract?                       13
     What Are Purchase Payment Enhancements?                                           14
     Do I Always Get to Keep My Purchase Payment Enhancements?                         14
     Do Purchase Payment Enhancements Benefit All People?                              15
     What Types of Annuity Payments May I Choose?                                      15
         Variable Annuity Payments                                                     15
         Fixed Annuity Payments                                                        15
         Other Information                                                             15
     What Are the Death Benefits Under My Contract?                                    16
         Optional Step-Up Death Benefit Enhancement Rider                              16
         Optional Estate Enhancement Death Benefit Rider                               17
         Choosing a Lump Sum or Annuity                                                18
     May I Transfer Money Among Subaccounts and the One Year Fixed Interest Account?   18
         Before the Annuity Date                                                       18
         After the Annuity Date                                                        18
         General Rules                                                                 18
         Limitations on Transfers                                                      19
         Automatic Rebalancing                                                         19
     May I Withdraw Any of My Money?                                                   19
         Systematic Withdrawals                                                        19
         403(b) Withdrawals                                                            19
         Withdrawals to Pay Financial Adviser's Fees                                   20
     Deferment of Payments and Transfers                                               20
     What Charges Do I Pay?                                                            20
         Administration Charges                                                        20
         Mortality and Expense Risk Charge                                             20
         Contingent Deferred Sales Charge                                              21
         Free Withdrawals                                                              21
         Step-Up Death Benefit Enhancement Rider (Optional)                            22
         Estate Enhancement Death Benefit Rider (Optional)                             22
         Premium Taxes                                                                 22

PERFORMANCE INFORMATION                                                                23

MORE INFORMATION ABOUT THE ONE YEAR FIXED INTEREST ACCOUNT                             23

FEDERAL INCOME TAX CONSIDERATIONS                                                      23
     Withdrawals and Death Benefits                                                    23
     Annuity Payments                                                                  24
     Early Withdrawals                                                                 24
     Transfers                                                                         24
     Separate Account Diversification                                                  24
     Qualified Plans                                                                   24

FINANCIAL STATEMENTS                                                                   25

STATEMENT OF ADDITIONAL INFORMATION CONTENTS                                           26

APPENDIX A                                                                             27

GLOSSARY

     ACCUMULATION PERIOD: A period that begins with your first purchase payment and ends on the Annuity Date.

     ACCUMULATION UNIT: A unit of measure used to compute the Variable Account Value under the Contract prior to the Annuity Date.

     ADMINISTRATIVE OFFICE: A reference to our administrative office means The Penn Mutual Life Insurance Company, Administrative Office, 600 Dresher Road, Horsham, Pennsylvania 19044.

     ANNUITANT: The person during whose life annuity payments are made.

     ANNUITY DATE: The date on which annuity payments start.

     ANNUITY PAYOUT PERIOD: The period of time, starting on the Annuity Date, during which we make annuity payments.

     ANNUITY UNIT: A unit of measure used to calculate the amount of each variable annuity payment.

     BENEFICIARY: The person(s) named by the Contract Owner to receive the death benefit payable upon the death of the Contract Owner or Annuitant.


     CONTRACT: The combination variable and fixed annuity contract described in this Prospectus.


     CONTRACT OWNER: The person specified in the Contract as the Contract Owner.

     CONTRACT VALUE: The sum of the Variable Account Value and the Fixed Account Value.

     CONTRACT YEAR: Each twelve-month period following the contract date.

     FIXED ACCOUNT VALUE: The value of amounts held under the Contract in the One Year Fixed Interest Account.

     SEPARATE ACCOUNT: Penn Mutual Variable Annuity Account III, a separate account of The Penn Mutual Life Insurance Company that is registered as a unit investment trust under the Investment Company Act of 1940.


     SUBACCOUNT: A division of the Separate Account which holds shares of the Funds. In this Prospectus, we may use the term subaccount to refer to the Fund in which the subaccount invests.


     VARIABLE ACCOUNT VALUE: The value of amounts held under the Contract in all subaccounts of the Separate Account.

     VALUATION PERIOD: The period from one valuation of Separate Account assets to the next. Valuation is performed on each day the New York Stock Exchange is open for trading.

     WE OR US: A reference to "we" or "us" denotes The Penn Mutual Life Insurance Company, also referred to in this Prospectus as Penn Mutual.

     YOU: A reference to "you" denotes the Contract Owner or prospective Contract Owner.

EXPENSES


The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the Contract. The first table describes the fees and expenses that you will pay at the time you buy the Contract, surrender the Contract, or transfer cash value between investment options. State premium taxes may also be deducted.


CONTRACT OWNER TRANSACTION EXPENSES

Sales Load Imposed on Purchase Payments                                               None
Maximum Contingent Deferred Sales Charge                 8% of purchase payments withdrawn(a)
Transfer Fee                                                                          None(b)


The next table describes the fees and expenses that you will pay periodically during the time that you own the Contract, not including Fund fees and expenses.


MAXIMUM ANNUAL CONTRACT ADMINISTRATION CHARGE                                        $   40(c)

SEPARATE ACCOUNT ANNUAL EXPENSES (AS A PERCENTAGE OF VARIABLE ACCOUNT VALUE)
Mortality and Expense Risk Charge                                                      1.25%
Contract Administration Charge                                                         0.15%
                                                                                       -----
TOTAL SEPARATE ACCOUNT ANNUAL EXPENSES (WITHOUT RIDERS)                                1.40%
OPTIONAL ESTATE ENHANCEMENT DEATH BENEFIT RIDER
For Annuitants Age 60 and Under                                                        0.20%(d)
For Annuitants Age 61 to 70                                                            0.30%(e)
For Annuitants Age 71 to 80                                                            0.60%(f)
TOTAL SEPARATE ACCOUNT ANNUAL EXPENSES (WITH MAXIMUM CHARGE FOR ESTATE ENHANCEMENT
DEATH BENEFIT RIDER)                                                                   2.00%(g)

OPTIONAL STEP-UP DEATH BENEFIT ENHANCEMENT RIDER(h)                      MONTHLY CHARGE PER $1,000 OF BENEFIT
                                                                             MINIMUM              MAXIMUM
                                                                             -------              -------
                                                                             $ 0.208              $17.292


The next item shows the minimum and maximum total operating expenses charged by the Funds that you may pay periodically during the time that you own the Contract. More detail concerning each Fund's fees and expenses is contained in the prospectus for each Fund.



TOTAL ANNUAL FUND OPERATING EXPENSES                                         MINIMUM             MAXIMUM
                                                                             -------             -------
(expenses that are deducted from Fund assets, including management
fees and other expenses)                                                      0.85%                1.85%


(a) The charge decreases to zero in the tenth year. See WHAT CHARGES DO I PAY? in this Prospectus.
(b) Penn Mutual reserves the right to impose transfer fees, although it has no present intention of doing so.
(c) You pay $40 or 2% of the Variable Account Value, whichever is less. You do not pay this charge if your Variable Account Value is more than $100,000.
(d) The current annual charge for this rider is 0.15% and may not be increased beyond the maximum of 0.20%.
(e) The current annual charge for this rider is 0.25% and may not be increased beyond the maximum of 0.30%.
(f) The current annual charge for this rider is 0.55% and may not be increased beyond the maximum of 0.60%.
(g) This is the total of the maximum total Separate Account Annual Expenses that may be charged assuming you purchase the Estate Enhancement Death Benefit Rider (for Annuitants Age 71 to 80). Your total current charges will be between 1.40% and 1.95%, depending on whether you choose the optional Estate Enhancement Death Benefit Rider and, if you choose to purchase that Rider, the Annuitant's age.
(h) A Contract Owner may elect an Optional Death Benefit Enhancement Rider. The charge for the rider depends on the attained age of the Annuitant and on the amount of the Death Benefit Enhancement. It will be assessed on a pro rata basis among the subaccounts of the Variable Account. The charge shown in the table may not be representative of the charge a particular Contract Owner might pay. (See WHAT CHARGES DO I PAY? in this Prospectus).

RYDEX VARIABLE TRUST(a)
UNDERLYING FUND ANNUAL EXPENSES (AS A % OF PORTFOLIO AVERAGE NET ASSETS)


                                                                 MANAGEMENT            OTHER         TOTAL FUND
                                                                    FEE               EXPENSES        EXPENSES
                                                                 ----------            -----         ----------
OTC Fund                                                           0.75%               0.99%           1.74%
Nova Fund                                                          0.75%               0.97%           1.72%
Ursa Fund                                                          0.90%               0.89%           1.79%
Mekros Fund                                                        0.90%               0.84%           1.74%
Financial Services Fund                                            0.85%               1.00%           1.85%
Health Care Fund                                                   0.85%               0.85%           1.70%
Technology Fund                                                    0.85%               0.86%           1.71%
Utilities Fund                                                     0.85%               0.82%           1.67%
U.S. Government Money Market Fund                                  0.50%               0.73%           1.23%
U.S. Government Bond Fund                                          0.50%               0.74%           1.24%



(a)  These expenses are for the fiscal year ended December 31, 2002.


AIM VARIABLE INSURANCE FUNDS(a)
UNDERLYING FUND ANNUAL EXPENSES (AS A % OF PORTFOLIO AVERAGE NET ASSETS)

                                                                 MANAGEMENT            OTHER        TOTAL FUND
                                                                    FEE               EXPENSES       EXPENSES
                                                                 ---------            --------      ----------
AIM V.I. Capital Appreciation Fund                                 0.61%               0.24%           0.85%


(a)  These expenses are for the fiscal year ended December 31, 2002.


T. ROWE PRICE EQUITY SERIES, INC.(a)
UNDERLYING FUND ANNUAL EXPENSES (AS A % OF PORTFOLIO AVERAGE NET ASSETS)

                                                                MANAGEMENT            OTHER        TOTAL FUND
                                                                   FEE               EXPENSES       EXPENSES
                                                                ----------           --------      ----------
T. Rowe Price Equity Income Portfolio II                           0.85%               0.25%           1.10%


(a)  These expenses are for the fiscal year ended December 31, 2002.


T. ROWE PRICE INTERNATIONAL SERIES, INC.(a)
UNDERLYING FUND ANNUAL EXPENSES (AS A % OF PORTFOLIO AVERAGE NET ASSETS)

                                                                 MANAGEMENT            OTHER        TOTAL FUND
                                                                    FEE              EXPENSES        EXPENSES
                                                                 ----------          --------       ----------
T. Rowe Price International Stock Portfolio                        1.05%               0.00%           1.05%


(a)  These expenses are for the fiscal year ended December 31, 2002.


FEDERATED INSURANCE SERIES(a)
UNDERLYING FUND ANNUAL EXPENSES (AS A % OF PORTFOLIO AVERAGE NET ASSETS)


                                                                 MANAGEMENT            OTHER        TOTAL FUND
                                                                    FEE              EXPENSES        EXPENSES
                                                                 ----------          --------       ----------
Federated High Income Bond Fund II                                 0.60%               0.42%         1.02%(b)



(a)  These expenses are for the fiscal year ended December 31, 2002.
(b) The total expenses for this fund after a voluntary fee waiver of 0.25% by the Fund's adviser are 0.77%. The adviser may terminate this voluntary waiver at any time at its sole discretion.

     Please review these tables carefully. They show the expenses that you pay directly and indirectly when you purchase a Contract. Your expenses include Contract expenses and the expenses of the Funds that you select. See the Fund prospectuses for additional information on Fund expenses.

     You also may pay premium taxes. These tables and the examples that follow do not show the effect of premium taxes. See WHAT CHARGES DO I PAY? in this Prospectus.

EXAMPLES OF FEES AND EXPENSES


     This Example is intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity contracts. These costs include Contract Owner transaction expenses, Contract fees, Separate Account annual expenses, and Fund fees and expenses, net of contractual waivers, if any.

     The Example assumes that you invest $10,000 in the Contract for the time periods indicated and that your investment has a 5% return each year. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

     (1) If you surrender your Contract at the end of the applicable time period and have not purchased any Riders:



                                                                    ONE        THREE       FIVE         TEN
                                                                    YEAR       YEARS       YEARS       YEARS
                                                                   -------    -------     -------     -------
     Assuming Maximum Total Annual Fund Expenses                   $ 1,055    $ 1,783     $ 2,343     $ 3,682
     Assuming Minimum Total Annual Fund Expenses                   $   961    $ 1,503     $ 1,871     $ 2,695



     (2) If you do not surrender your Contract or if you annuitize at the end of the applicable time period and have not purchased any Riders:



                                                                    ONE        THREE       FIVE         TEN
                                                                    YEAR       YEARS       YEARS       YEARS
                                                                   -------    -------     -------     -------
     Assuming Maximum Total Annual Fund Expenses                    $  341    $ 1,039     $ 1,762     $ 3,682
     Assuming Minimum Total Annual Fund Expenses                    $  238    $   734     $ 1,257     $ 2,695



     (3) If you surrender your Contract at the end of the applicable time period and have purchased the Estate Enhancement Rider:*



                                                                    ONE        THREE       FIVE         TEN
                                                                    YEAR       YEARS       YEARS       YEARS
                                                                   -------    -------     -------     -------
     Assuming Maximum Total Annual Fund Expenses                   $ 1,111    $ 1,945     $ 2,611     $ 4,219
     Assuming Minimum Total Annual Fund Expenses                   $ 1,018    $ 1,673     $ 2,158     $ 3,301



     (4) If you do not surrender your Contract or if you annuitize at the end of the applicable time period and have purchased the Estate Enhancement Rider:*



                                                                    ONE        THREE       FIVE         TEN
                                                                    YEAR       YEARS       YEARS       YEARS
                                                                   -------    -------     -------     -------
     Assuming Maximum Total Annual Fund Expenses                   $  401     $ 1,217     $ 2,051     $ 4,219
     Assuming Minimum Total Annual Fund Expenses                   $  300     $   919     $ 1,564     $ 3,301


----------

* The examples do not reflect charges for the Optional Step-Up Death Benefit Enhancement Rider because the examples assume a 5% rate of return. There is no charge for the Optional Step-Up Death Benefit Enhancement Rider for any month if cumulative prior performance has been positive and there is no Death Benefit Enhancement payable.

CONDENSED FINANCIAL INFORMATION


     Appendix A to this Prospectus contains tables that show Accumulation Unit values and the number of Accumulation Units outstanding for each of the subaccounts of the Separate Account. The financial data included in the tables should be read in conjunction with the financial statements and the related notes that are included in the Statement of Additional Information.


THE PENN MUTUAL LIFE INSURANCE COMPANY

     Penn Mutual is a Pennsylvania mutual life insurance company chartered in 1847. We are located at 600 Dresher Road, Horsham, PA 19044. Our mailing address is Philadelphia, PA 19172. We issue and are liable for all benefits and payments under the Contract.

THE SEPARATE ACCOUNT

     Penn Mutual established PENN MUTUAL VARIABLE ANNUITY ACCOUNT III (the "Separate Account") on April 13, 1982. The Separate Account is registered with the Securities and Exchange Commission as a unit investment trust and is a "separate account" within the meaning of the federal securities laws. The Separate Account is divided into subaccounts that invest in shares of different mutual funds.

     - The income, gains and losses of Penn Mutual do not have any effect on the income, gains or losses of the Separate Account or any subaccount.

     - The Separate Account and its subaccounts are not responsible for the liabilities of any other business of Penn Mutual.

ACCUMULATION UNITS - VALUATION

     Your assets in the Separate Account are held as Accumulation Units of the subaccounts that you select. We value Accumulation Units as of the close of regular trading on the New York Stock Exchange (NYSE) (generally, 4:00 p.m. ET). When you invest in, withdraw money from or transfer money to a subaccount, you receive the Accumulation Unit Value next computed after we receive and accept your purchase payment or your withdrawal or transfer request at our administrative office. Generally, we process transaction requests we receive before the close of regular trading on the NYSE at the Accumulation Unit Value calculated on that day. However, if your purchase payment, or your withdrawal or transfer request involves a Rydex subaccount and is not received by us from you or your agent (pursuant to your instructions) at least one hour prior to the close of regular trading on the NYSE (generally, 3:00 p.m. ET), it will be deemed received and accepted by us for processing at the Accumulation Unit Value computed on the next following business day. In the case of your first purchase payment, you receive the price next computed after we accept your application to purchase a Contract. Any purchase payment enhancements credited to the Contract are allocated to the subaccount and One Year Fixed Interest Account in the same proportions as purchase payments are allocated.


     The value of an Accumulation Unit may vary, and is determined by multiplying its last computed value by the net investment factor for the subaccount for the current valuation period. The net investment factor measures
(1) investment performance of fund shares held in the subaccount, (2) any taxes on income or gains from investments held in the subaccount and (3) the mortality and expense risk charge at an annual rate of 1.25% and contract administration charge at an annual rate of 0.15%.


VOTING INSTRUCTIONS

     You have the right to tell us how to vote proxies for the fund shares in which your purchase payments are invested. If the law changes and permits us to vote the fund shares, we may do so.

     If you are a Contract Owner, we determine the number of fund shares that you may vote by dividing your interest in a subaccount by the net asset value per share of the fund. If you are receiving annuity payments, we determine the number of Fund shares that you may vote by dividing the reserve allocated to the subaccount by the net asset value per share of the Fund. We may change these procedures whenever we are required or permitted to do so by law.

INVESTMENT OPTIONS IN THE SEPARATE ACCOUNT

     The Separate Account currently has subaccounts that invest in the following
Funds:

RYDEX VARIABLE TRUST

     OTC FUND--The OTC Fund seeks to provide investment results that correspond to a benchmark for over-the-counter securities. The Fund's current benchmark is the NASDAQ 100 Index(TM) (the "NASDAQ 100 Index"). If the Fund meets its objective, the value of the Fund's shares should increase on a daily basis by the amount of any increase in the value of the NASDAQ 100 Index. However, when the value of the NASDAQ 100 Index declines, the value of the Fund's shares should also decrease on a daily basis by the amount of the decrease in value of the Index.

     NOVA FUND--The Nova Fund seeks to provide investment results that match the performance of a specific benchmark on a daily basis. The Fund's current benchmark is 150% of the performance of the S&P 500 Index(TM) (the "S&P 500 Index"). If the Fund meets its objective, the value of the Fund's shares will tend to increase on a daily basis by 150% of the value of any increase in the S&P 500 Index. When the value of the S&P 500 Index declines, the value of the Fund's shares should also decrease on a daily basis by 150% of the value of any decrease in the Index (e.g., if the S&P 500 Index goes down by 5%, the value of the Fund's shares should go down by 7.5% on that day).

     URSA FUND--The Ursa Fund seeks to provide investment results that will inversely correlate to the performance of the S&P 500 Index. If the Fund meets its objective, the value of the Fund's shares will tend to increase during times when the value of the S&P 500 Index is decreasing. When the value of the S&P 500 Index is increasing, however, the value of the Fund's shares should decrease on a daily basis by an inversely proportionate amount (e.g., if the S&P 500 Index goes up by 5%, the value of the Fund's shares should go down by 5% on that day).

     MEKROS FUND--The Mekros Fund seeks to provide investment results that correlate to the performance of a specific benchmark for small-cap securities. The Fund's current benchmark is the Russell 2000(R) Index (the "Russell 2000 Index"). The investment objective of the Fund is non-fundamental and may be changed without shareholder approval. If the Fund meets its objective, the value of the Fund's shares will tend to increase during times when the performance of the Russell 2000 Index is increasing. When the value of the Russell 2000 Index is decreasing, the value of the Fund's shares will tend to decrease.

     FINANCIAL SERVICES FUND--The Financial Services Fund seeks capital appreciation by investing in companies that are involved in the financial services sector ("Financial Services Companies"). The Fund invests substantially all of its assets in equity securities of Financial Services Companies that are traded in the United States. Financial Service Companies include commercial banks, savings and loan associations, insurance companies and brokerage companies.

     HEALTH CARE FUND--The Health Care Fund seeks capital appreciation by investing in companies that are involved in the health care industry ("Health Care Companies"). The Fund invests substantially all of its assets in equity securities of Health Care Companies that are traded in the United States. Health Care Companies include pharmaceutical companies, companies involved in research and development of pharmaceutical products and services, companies involved in the operation of health care facilities, and other companies involved in the design, manufacture, or sale of health care-related products or services.

     TECHNOLOGY FUND--The Technology Fund seeks capital appreciation by investing in companies that are involved in the technology sector, including computer software and service companies, semiconductor manufacturers, networking and telecommunications equipment manufacturers, PC hardware and peripherals companies ("Technology Companies"). The Fund invests substantially all of its assets in equity securities of Technology Companies that are traded in the United States. Technology Companies are companies that the Advisor believes have, or will develop, products, processes, or services that will provide technological advances and improvements. These companies may include, for example, companies that develop, produce or distribute products or services in the computer, semiconductor, electronics, communications, health care, and biotechnology sectors.

     UTILITIES FUND--The Utilities Fund seeks capital appreciation by investing in companies that operate public utilities ("Utilities Companies"). The Fund invests substantially all of its assets in equity securities of Utilities Companies that are traded in the United States. Utilities Companies may include companies involved in the manufacturing, production, generation, transmission, distribution or sales of gas or electric energy; water supply, waste and sewage disposal; and companies that receive a majority of their revenues from their public utility operations.

     U.S. GOVERNMENT MONEY MARKET FUND--The U.S. Government Money Market Fund seeks to provide security of principal, high current income, and liquidity. It invests primarily in money market instruments issued or guaranteed as to principal and interest by the U.S. Government, its agencies or instrumentalities, and enters into repurchase agreements fully collateralized by U.S. Government securities. Although the Fund is managed to maintain a stable price per share of $1.00, there is no guarantee that the price will constantly be maintained, and it is possible to lose money. The Fund is not a bank deposit and is not federally insured or guaranteed by any government agency or guaranteed to meet its objective.

     U.S. GOVERNMENT BOND FUND--The U.S. Government Bond Fund seeks to provide investment results that correspond to a benchmark for U.S. Government securities. The Fund's current benchmark is 120% of the price movement of the Long Treasury Bond. If the Fund meets its objective, the value of the Fund's shares should increase on a daily basis by 120% of any price increase by the Long Treasury Bond. In contrast, when the price of the Long Treasury Bond declines, the value of the Fund's shares should decline on a daily basis by 120% of any price decline of the Long Treasury Bond (e.g., if the Long Treasury Bond goes down by 5%, the value of the Fund's shares should go down by 6% on that day).

AIM VARIABLE INSURANCE FUNDS

     AIM V.I. CAPITAL APPRECIATION FUND-- The Fund seeks growth of capital by investing principally in common stocks of companies that are believed likely to benefit from new or innovative products, services or processes as well as those that have experienced above-average, long-term growth in earnings and have excellent prospects for future growth.

T. ROWE PRICE EQUITY SERIES, INC.

     T. ROWE PRICE EQUITY INCOME PORTFOLIO II-- The Portfolio seeks to provide substantial dividend income as well as long-term growth of capital through investments in the common stocks of established companies. The Portfolio typically employs a value approach in selecting investments. The Portfolio seeks companies that appear to be undervalued by various measures and may be temporarily out of favor, but have good prospects for capital appreciation and dividend growth.

T. ROWE PRICE INTERNATIONAL SERIES, INC.

     T. ROWE PRICE INTERNATIONAL STOCK PORTFOLIO--The Portfolio seeks long-term growth of capital through investments primarily in the common stocks of established, non-U.S. companies. The Portfolio expects to invest substantially all of its assets outside the U.S. and to diversify broadly among developed and emerging countries throughout the world. Stock selection reflects a growth style. The Portfolio may purchase the stocks of companies of any size, but its focus will typically be on large and, to a lesser extent, medium-sized companies.

FEDERATED INSURANCE SERIES

     FEDERATED HIGH INCOME BOND FUND II-- The Fund seeks high current income by investing in a diversified portfolio of high-yield, lower-rated corporate bonds (also known as "junk bonds"). In selecting securities, the Fund's investment adviser seeks high yields, low relative credit risk and high portfolio diversification. The securities in which the Fund invests pay higher interest rates as compensation for the greater default risk attached to the securities.

     Rydex Global Advisors of Rockville, Maryland is the investment adviser to the Rydex Variable Trust. AIM Advisors, Inc. of Houston, Texas is investment adviser to the AIM V.I. Capital Appreciation Fund. T. Rowe Price Associates, Inc. of Baltimore, Maryland is investment adviser to the T. Rowe Price Equity Income Portfolio II. T. Rowe Price International, Inc. of Baltimore, Maryland is investment adviser to the T. Rowe Price International Stock Portfolio. Federated Investment Management Company of Pittsburgh, Pennsylvania is investment adviser to the Federated High Yield Bond Fund II.

     The Funds in which the Separate Account invests are NOT publicly available funds. They are only available as investment options in variable life insurance policies and/or variable annuity contracts issued by life insurance companies, or in some cases, through participation in certain qualified pension or retirement plans.

     The investment advisers of the Funds may manage publicly available mutual funds with similar names and investment objectives. However, the Funds are NOT directly related to any publicly available mutual fund. You should not compare the performance of a publicly available fund with the performance of any Fund in which the Separate Account invests. The performance of the Funds could differ substantially from that of any publicly available fund.

     SHARES OF THE FUNDS MAY BE OFFERED NOT ONLY TO VARIABLE ANNUITY AND VARIABLE LIFE SEPARATE ACCOUNTS OF PENN MUTUAL, BUT ALSO TO SUCH SEPARATE ACCOUNTS OF OTHER INSURANCE COMPANIES THAT MAY BE BOTH AFFILIATED AND UNAFFILIATED WITH PENN MUTUAL AND DIRECTLY TO QUALIFIED PENSION AND RETIREMENT PLANS. FOR MORE INFORMATION ON THE POSSIBLE CONFLICTS INVOLVED WHEN THE SEPARATE ACCOUNT INVESTS IN FUNDS OFFERED TO OTHER SEPARATE ACCOUNTS, SEE THE FUND PROSPECTUSES AND STATEMENTS OF ADDITIONAL INFORMATION.

READ THE PROSPECTUSES OF THESE FUNDS BEFORE INVESTING.

THE ONE YEAR FIXED INTEREST ACCOUNT

     Interests in the One Year Fixed Interest Account, which is part of Penn Mutual's general account, are not registered under the Securities Act of 1933 and the general account is not registered as an investment company under the Investment Company Act of 1940. The general account and any interests held in the general account are not subject to the provisions of these Acts. This Prospectus generally discusses only the variable portion of the Contract. The staff of the Securities and Exchange Commission has not reviewed the disclosure in this Prospectus relating to the One Year Fixed Interest Account. Disclosure regarding the One Year Fixed Interest Account, however, may be subject to generally applicable provisions of the federal securities laws relating to the accuracy and completeness of statements made in this Prospectus. See MORE INFORMATION ABOUT THE ONE YEAR FIXED INTEREST ACCOUNT.

THE CONTRACT

     An individual variable and fixed annuity contract may be an attractive long-term investment vehicle for many people. Our Contract allows you to invest in:

     - the Separate Account, through which you may invest in one or more of the available Funds of Rydex Variable Trust, AIM Variable Insurance Funds, Federated Insurance Series, T. Rowe Price Equity Series, Inc. and T. Rowe Price International Series, Inc. See THE SEPARATE ACCOUNT in this Prospectus.

     - the One Year Fixed Interest Account. The One Year Fixed Interest Account is guaranteed and funded by Penn Mutual through its general account. See THE ONE YEAR FIXED INTEREST ACCOUNT and MORE INFORMATION ABOUT THE ONE YEAR FIXED INTEREST ACCOUNT in this Prospectus.

     You  decide, within Contract limits,

     -    how often you make a purchase payment and how much you invest;

     - the Funds and/or One Year Fixed Interest Account in which your purchase payments and purchase payment enhancements are invested;

     - whether or not to transfer money among the available Funds and One Year Fixed Interest Account;

     -    the type of annuity that we pay and who receives it;

     -    the Beneficiary or Beneficiaries to whom we pay death benefits; and

     -    the amount and frequency of withdrawals from the Contract Value.

     Your Contract has

     - an Accumulation Period, during which you make one or more purchase payments and we invest your purchase payments and any purchase payment enhancement as you tell us; and

     - an Annuity Payout Period, during which we make annuity payments to you. Your Payout Period begins on your Annuity Date.

     We may amend your Contract at any time to comply with legal requirements. State law may require us to obtain your approval for any Contract amendment. We may, with any necessary approvals of the Securities and Exchange Commission and the governing state insurance department, substitute another mutual fund for any of the Funds currently available.

     The Contract is available to individuals and institutions. The Contract also may be issued as individual retirement annuities under Section 408(b) of the Internal Revenue Code (the "Code") in connection with IRA rollovers and as tax-deferred annuities under Section 403(b) of the Code (often referred to as qualified Contracts).

     You may contact us by writing The Penn Mutual Life Insurance Company, Customer Service Group, Philadelphia, PA 19172. Or, you may call (800) 523-0650.

HOW DO I PURCHASE A CONTRACT?

     Our representative will assist you in completing an application and sending it, together with a check for your first purchase payment, to our administrative office. All subsequent purchase payments should be sent to our administrative office. We usually accept an application to purchase a Contract within two business days after we receive it at our administrative office. If you send us an incomplete application, we will return your purchase payment to you within five business days unless you ask us to keep it while you complete the application.

     The minimum initial purchase payment that we will accept is $50,000 with subsequent purchase payments of $1,000, although we may decide to accept lower amounts. We will accept total purchase payments under your Contract of up to $2 million. You must obtain our prior approval to make total purchase payments in excess of $2 million.


     The principal underwriter of the Contracts is Hornor, Townsend & Kent, Inc. ("HTK"), 600 Dresher Road, Horsham, PA 19044, a wholly-owned subsidiary of Penn Mutual. The Contracts will be distributed by HTK directly and through broker-dealers. Total commissions on purchase payments made under the Contract will not exceed 5.5% and trailer commissions based on a percentage of Contract Value, other allowance and overrides may be paid.


MAY I AUTHORIZE MY FINANCIAL ADVISER TO MANAGE MY CONTRACT?

     You may authorize your financial adviser to direct the allocation of your Contract Value and to request transfers between investment options, subject to our rules. We require that you provide us with written proof that you have authorized your financial adviser to request financial transactions on your behalf. You must contact us immediately if and when you revoke such authority. We will not be responsible for acting on instructions from your financial adviser until we receive satisfactory written notice that such person's authority has been revoked.

     You can direct us to withdraw a portion of your Variable Account Value to pay the fees of your financial adviser. See MAY I WITHDRAW ANY OF MY MONEY? in this Prospectus.

WHAT ARE PURCHASE PAYMENT ENHANCEMENTS?

     We will credit purchase payment enhancements to your Contract based upon the amounts of your purchase payments and withdrawals (if any).

     When you make a purchase payment, we will determine your purchase payment enhancement by multiplying the amount of the purchase payment by the applicable purchase payment enhancement percentage set forth in the table below. The purchase payment enhancement percentage is based on total purchase payments less total withdrawals. We will credit the purchase payment enhancement to your Contract and allocate the enhancement amount to the subaccounts of the Separate Account and/or the One Year Fixed Interest Account, along with your purchase payments, in accordance with your direction.

     If you make more than one purchase payment during the first Contract Year, we will determine if any additional purchase payment enhancements will be credited for the prior purchase payments you have made by taking the difference between (1) the cumulative prior purchase payments made during the Contract Year multiplied by the purchase payment enhancement percentage applied to the current purchase payment, and (2) the prior cumulative purchase payment enhancements credited to the contract during that Contract Year. If the result exceeds zero, the excess will be credited to the contract as a purchase payment enhancement at the same time as the purchase payment is credited.

     The Contract provides no specific charge for providing the purchase payment enhancement. Penn Mutual pays the purchase payment enhancement from its surplus which reflect revenues from multiple sources, including the administrative, mortality and expense risk, and deferred sales charges made under the Contract. The charges are expected to produce a profit or return to Penn Mutual's surplus, in addition to covering the cost of issuing and administering the Contract.

     WE RESERVE THE RIGHT TO DISCONTINUE CREDITING PURCHASE PAYMENT ENHANCEMENTS UNDER THIS CONTRACT IN THE FUTURE, PROVIDED WE GIVE YOU ADVANCE WRITTEN NOTICE.

          TOTAL PURCHASE PAYMENTS LESS           PURCHASE PAYMENT ENHANCEMENT
                  WITHDRAWALS                             PERCENTAGE
               Less than $100,000                              3%
              $100,000 to $500,000                             4%
               More than $500,000                              5%

     If the purchase payment on the initial application is equal to $2,000,000 or more, a 6% purchase payment enhancement will be applied to the initial purchase payment only.


     For purposes of calculating any death benefit available under the Contract or through a rider, we treat purchase payment enhancements as earnings rather than as purchase payments.


DO I ALWAYS GET TO KEEP MY PURCHASE PAYMENT ENHANCEMENTS?

     You won't always get to keep the purchase payment enhancements credited to your Contract. We will take back or "recapture" some or all of the purchase payment enhancements under certain circumstances:

     - If you cancel your Contract during the "Right to Review" period described in your Contract, we will recapture the entire portion of the Contract Value which is attributable to the purchase payment enhancement. Thus, in the event of cancellation, you bear no investment risk with respect to the purchase payment enhancement.

     - If you make a withdrawal from your Contract where a contingent deferred sales charge is applied, we will recapture any purchase payment enhancement credited to your Contract within 12 months of the withdrawal. We will not recapture the purchase payment enhancement when there is a free withdrawal. SEE FREE WITHDRAWALS in this Prospectus.

DO PURCHASE PAYMENT ENHANCEMENTS BENEFIT ALL PEOPLE?

     No. Penn Mutual issues a variety of individual variable and fixed annuity contracts designed to meet different retirement planning goals. We issue contracts with no purchase payment enhancement, lower mortality and expenses risk charges, lower contingent deferred sales charges and/or shorter contingent deferred sales charge periods. You should consider the following factors when determining which annuity contract is appropriate for you:

     -    The length of time that you plan to continue to own your contract.

     -    The frequency, amount and timing of withdrawals you plan to make.

     -    The amount of purchase payments you plan to make.

     - Whether you might experience an event that results in the loss of some or all of the purchase payment enhancements.

     The purchase payment enhancement feature would be disadvantageous to a purchaser who makes a withdrawal, subject to a contingent deferred sales charge, within 12 months of the crediting of a purchase enhancement. With respect to a withdrawal during the first contract year, the contingent deferred sales charge would be higher than in other contracts we offer. Also, in a declining market, the purchaser would bear the loss on the credit enhancement.

WHAT TYPES OF ANNUITY PAYMENTS MAY I CHOOSE?

     You may choose: (1) an annuity for a set number of years, (2) a life annuity, (3) a life annuity with payments guaranteed for 10 or 20 years, (4) a joint and survivor life annuity or (5) any other form of annuity that we may agree upon. You may choose a variable annuity (except for a set number of years), a fixed annuity, or a combination of both. You may choose a person other than yourself to be the Annuitant. Payments under all options will be made to or at the direction of the Contract Owner and may be elected as early as the date the Contract is purchased.

     VARIABLE ANNUITY PAYMENTS. The size of your variable annuity payments will vary depending upon the performance of the investment options that you choose for the Annuity Payout Period. Your payments also will depend on the size of your investment, the type of annuity you choose, the expected length of the annuity period, and the annuity purchase rates and charges in your Contract. Currently, during the Annuity Payout Period, your variable annuity may not be allocated to more than four subaccounts (three if you also choose a portion as a fixed annuity). In addition, you may not select other subaccounts after the Annuity Date.

     When you purchase a variable annuity, you will pick an assumed interest rate of 3% or 5%. If the annual net investment return during the annuity payout period is greater than the rate chosen, your annuity payments will increase. If the annual net investment return is less, your payments will decrease. Choosing a higher assumed interest rate would mean a higher first annuity payment but more slowly rising or more rapidly falling subsequent payments. Choosing a lower assumed interest rate would have the opposite effect.

     During the Variable Annuity Payout Period, you (or your Beneficiary in the event of death) may transfer your Annuity Unit Values among four subaccounts of the Separate Account that you choose on the Annuity Date.

     FIXED ANNUITY PAYMENTS. The size of your fixed annuity payments will not change. The size of these payments is determined by a number of factors, including the size of your investment, the form of annuity chosen, the expected length of the annuity period, and a guaranteed 3% rate of return.

     OTHER INFORMATION. Unless you tell us otherwise:

     - you will receive a life annuity with payments guaranteed for 10 years (except if your Contract is issued under Section 403(b) of the Code you will receive a joint and survivor annuity).

     - the annuity will be split between fixed and variable in the same proportions as your Contract Value on the Annuity Date. If your Contract Value is allocated to more than four subaccounts (three if there is Fixed Account Value under your Contract on the Annuity Date), the variable portion will be allocated to the Money Market subaccount until you give us instructions to allocate to not more than four subaccounts (or three subaccounts, whichever is applicable).


     - your annuity payments will begin on the later of (1) the first day of the next month after the Annuitant's 95th birthday or (2) 10 years after the Contract Date, unless state law requires an earlier Annuity Date. The Annuity Date under the Contract must be on the first day of a month.


     You may change the Annuity Date or your annuity option by giving us written notice at our administrative office at least 30 days prior to the current Annuity Date. If your Contract Value is less than $5,000 ($2,000 for Contracts sold in New York), we may pay you in a lump sum. We usually make annuity payments monthly, starting with the Annuity Date, but we will pay you quarterly, semiannually or annually, if you prefer. If necessary, we will adjust the frequency of your payments so that payments are at least $50 ($20 for Contracts sold in New York) each. For information on the treatment of annuity payments, see FEDERAL INCOME TAX CONSIDERATIONS in this Prospectus.

WHAT ARE THE DEATH BENEFITS UNDER MY CONTRACT?

     You may designate a Beneficiary in your application. If you fail to designate a Beneficiary, your Beneficiary will be your estate. You may change the Beneficiary at any time before your death or the death of the Annuitant, whichever occurs first.

     If you die before the Annuity Date and you are not the Annuitant, we will pay your Beneficiary the Contract Value as of the date our administrative office receives proof of death and other information required to process the payment. If you are the Annuitant, we will pay your Beneficiary the death benefit described in the next paragraph.

     If the Annuitant dies before the Annuity Date, we will pay a death benefit equal to the sum of the Variable Account death benefit and the fixed interest account death benefit as of the date we receive proof of death and other information required to process the payment. The Variable Account death benefit is the greater of (1) the Variable Account Value; or (2) all purchase payments allocated and transfers made to the Variable Account, less withdrawals, and amounts transferred out. The One Year Fixed Interest Account death benefit is the Fixed Account Value. If you purchase the optional death benefit rider at contract issue, we will pay your Beneficiary an additional amount as described below.

     We generally pay the death benefit within seven days after we receive proof of death and all required information.

     OPTIONAL STEP-UP DEATH BENEFIT ENHANCEMENT RIDER. If the Annuitant is age 75 or less, you may purchase this death benefit enhancement rider as part of your Contract at the time we issue the Contract. If you purchase this death benefit enhancement rider, we will pay your beneficiary(ies), upon the Annuitant's death, a Death Benefit Enhancement, as described below, in addition to any other death benefit payment under this Contract. This Optional Step-Up Death Benefit Enhancement Rider provides a benefit when (1) cumulative prior performance has been negative such that the Minimum Death Benefit Amount (defined below) exceeds the Variable Account Value, as determined on the first day of a calendar month, and (2) the Annuitant dies during that month.

     You may purchase this rider only at the time you purchase your Contract. The Death Benefit Enhancement from this rider is limited to $1 million.

     If you purchase this rider, the Death Benefit Enhancement is determined on the first day of the calendar month following each Contract Anniversary and adjusted on the first day of each calendar month following any purchase payment or withdrawal. The Death Benefit Enhancement is the Minimum Death Benefit Amount as of the first day of that month minus the greater of (a) the Variable Account Value as of the first day of that month; or (b) the sum of the purchase payments paid into the Variable Account less any withdrawals from the Variable Account.

     On the first day of the calendar month following the first Contract Anniversary, the Minimum Death Benefit Amount is equal to the Variable Account Value on the first Contract Anniversary.

     On the first day of the calendar month following the second and subsequent Contract Anniversaries, the Minimum Death Benefit Amount is equal to the greater of:

     (1) the Minimum Death Benefit Amount as of the first day of the prior calendar month adjusted for any purchase payments to or withdrawals from the Variable Account in the prior calendar month; or

     (2)  the Variable Account Value on the current Contract Anniversary.

     We make adjustments to the Minimum Death Benefit Amount on the first day of a calendar month following any purchase payment to or withdrawal from the Variable Account. We increase the Minimum Death Benefit Amount by the amount of purchase payments made to the Variable Account in the prior calendar month. We reduce the Minimum Death Benefit Amount for withdrawals taken from the Variable Account in the prior calendar month. The reduction is the greater of (1) the amount of the withdrawal or (2) the Minimum Death

Benefit Amount immediately prior to the withdrawal divided by the Variable Account Value as of the date of the withdrawal multiplied by the amount of the withdrawal.

     TREATMENT OF TRANSFERS. Transfers into the Variable Account will be treated as purchase payments allocated to the Variable Account. Similarly, transfers out of the Variable Account will be treated as withdrawals from the Variable Account. The enhanced death benefit rider will terminate if you withdraw or transfer the full Variable Account Value from your Contract.

     CHARGE. We will calculate and accrue a charge for your rider on the first day of each calendar month but only if the Death Benefit Enhancement is greater than zero on that day. The charge will be based on the attained age of the Annuitant as of the prior Contract Anniversary and the amount of the Death Benefit Enhancement. Accrued charges will be deducted on the Contract Anniversary or, if sooner, on the date we pay the death benefit, you begin taking annuity payments or you surrender the Contract. There is no charge for any month if cumulative prior performance has been positive and there is no Death Benefit Enhancement payable.

     For information on the cost of the step-up death benefit enhancement rider, see WHAT CHARGES DO I PAY? in this Prospectus.

     OPTIONAL ESTATE ENHANCEMENT DEATH BENEFIT RIDER. You may purchase an estate enhancement death benefit rider with your Contract at the time the Contract is issued. If you purchase the rider and the Annuitant dies before the Annuity Date, we will pay the estate enhancement death benefit to the Beneficiary as of the date we receive due proof of death and other required information to process the payment. The estate enhancement death benefit is in addition to the death benefit described in the preceding section.

     The amount of the estate enhancement death benefit will be a percentage of the sum of the Fixed Account Value, the Variable Account Value and all withdrawals from the Contract, less all purchase payments, subject to a limit as specified in the Contract. The percentage is 40% if the Annuitant is age 60 or less at date of issue of the Contract, 35% if between ages 61 and 70, and 30% if between ages 71 and 80. The limit is $1,000 for every $1,000 of total purchase payments net of withdrawals if the Annuitant is age 60 or less at date of issue of the Contract, $600 for every $1,000 of total purchase payments net of withdrawals if the Annuitant is between ages 61 and 70 at date of issue of the Contract, and $400 for every $1,000 of total purchase payments net of withdrawals if the Annuitant is between ages 71 and 80 at date of issue of the Contract.

Example 1. Assume an individual purchases the Contract with Annuitant age 65 and with the estate enhancement death benefit attached. Assume further that $100,000 of purchase payments and $20,000 of withdrawals have been made, and that when the Annuitant dies the Variable Account Value is $90,000 and the Fixed Account Value is $30,000. The benefit amount would be $14,000, which is 35% of $40,000 (the sum of the Variable Account Annuity ($90,000), the Fixed Account Value ($30,000) and withdrawals ($20,000) less purchase payments ($100,000)). The benefit cap would be $48,000 ($600 for each $1,000 of the total $100,000 purchase payments that were made less the $20,000 of withdrawals). In this example, the estate enhancement death benefit would be $14,000.

Example 2. Assume an individual purchases the Contract with Annuitant age 65 and with the estate enhancement death benefit attached. Assume further that $100,000 of purchase payments and $20,000 of withdrawals have been made, and that when the Annuitant dies the Variable Account Value is $190,000 and the Fixed Account Value is $130,000. The benefit amount would be $84,000, which is 35% of $240,000 (the sum of the Variable Account Value ($190,000), the Fixed Account Value ($130,000) and withdrawals ($20,000) less purchase payments ($100,000)). The benefit cap would be $48,000 ($600 for every $1,000 of the total $100,000 purchase payments that were made less the $20,000 of withdrawals). In this example, the estate enhancement death benefit would be capped at $48,000.

     For information on the cost of the estate enhancement death benefit, see WHAT CHARGES DO I PAY? in this Prospectus.

     CHOOSING A LUMP SUM OR ANNUITY. Your Beneficiary has one year from your death to choose to receive the death benefit in a lump sum or as an annuity.

     - The Beneficiary has only 60 days to make this election if the death benefit is paid upon death of an Annuitant other than you.

     - If the Beneficiary chooses a lump sum, he or she may ask us to postpone payment of the lump sum for up to five years (until paid out, the death benefit will be allocated to subaccounts of the Separate Account and/or Fixed Interest Accounts as directed by the Beneficiary).


     - If the Beneficiary chooses an annuity, we will begin annuity payments no later than one year from the date of death. Payments will be made over the Beneficiary's life or over a period not longer than the Beneficiary's life expectancy.


     - If an election is not made within one year of the date of death of the Contract Owner or within 60 days of the death of an Annuitant other than you, the death benefit will be paid to the Beneficiary in a lump sum.

     If your Beneficiary is your surviving spouse, he or she may become the Contract Owner rather than receive the death benefit. If there is more than one surviving Beneficiary, they must choose their portion of the death benefit in accordance with the above options. If the Annuitant dies on or after the Annuity Date, the death benefit payable, if any, will be paid in accordance with your choice of annuity.

     For information on the tax treatment of death benefits, see FEDERAL INCOME TAX CONSIDERATIONS in this Prospectus.

MAY I TRANSFER MONEY AMONG SUBACCOUNTS AND THE ONE YEAR FIXED INTEREST ACCOUNT?

     BEFORE THE ANNUITY DATE. You may transfer your Contract Value among subaccounts of the Separate Account and the One Year Fixed Interest Account.

     - The minimum amount that may be transferred is $250 or, if less, the amount held in the subaccount or One Year Fixed Interest Account. In the case of partial transfers, the amount remaining in the subaccount or One Year Fixed Interest Account must be at least $250.

     - You may transfer amounts from the One Year Fixed Interest Account only at the end of the interest period or within 25 days thereafter.

     AFTER THE ANNUITY DATE. You or the Beneficiary (upon your death or the death of the Annuitant) may transfer amounts among subaccounts of the Separate Account.

     - The minimum amount that may be transferred is $250 or, if less, the amount held in the subaccount. In the case of partial transfers, the amount remaining in the subaccount must be at least $250.

     - Transfers are currently limited to the subaccounts selected at the time of annuitization.

     GENERAL RULES. Transfers will be based on values at the end of the valuation period in which the transfer request is received and accepted at our administrative office. However, transfer requests involving any Rydex subaccount must be received by us no later than one hour prior to the close of regular trading on the NYSE (generally, 3:00 p.m. ET) in order for us to process the request at that day's Accumulation Unit Value. A transfer request must be received at our administrative office from you or your agent (pursuant to your instructions), and all other administrative requirements must be met to make the transfer. We will not be liable for following instructions communicated by telephone that we reasonably believe to be genuine. We require certain personal identifying information to process a request for transfer made over the telephone. We reserve the right to change our telephone transaction policies and procedures at any time.

     LIMITATIONS ON TRANSFERS. You may not make more than eight substantive "round trips" through a non-Rydex subaccount during any 12-month period. A "round trip" is a transfer or withdrawal OUT of a non-Rydex subaccount followed by a transfer or purchase payment allocated back INTO the same subaccount. Each of your eight permitted round trips must be at least 30 days apart. "Substantive" means a dollar amount that Penn Mutual determines, in its sole discretion, could adversely affect the management of the Fund.

     We reserve the right to restrict or impose other limitations on transfer privileges at any time when we believe it is in the interest of all of our Contract Owners to do so or to comply with the limitations imposed by the Funds.

     AUTOMATIC REBALANCING. Automatic rebalancing is a way to maintain your desired asset allocation percentages. Because the value of your subaccounts will fluctuate in response to investment performance, your asset allocation percentages may become out of balance over time. If you have a Contract Value of at least $10,000 you may elect automatic rebalancing. We will transfer funds under your Contract on a quarterly (calendar) basis among the subaccounts to maintain a specified percentage allocation among your selected variable investment options. Automatic rebalancing transfers are not treated as transfers for purposes of the roundtrip limitation. There is no charge for automatic rebalancing.


MAY I WITHDRAW ANY OF MY MONEY?

     Before the Annuity Date and the death of the Contract Owner or Annuitant, you may withdraw all or part of your Contract Value. We base your withdrawal on your Contract Value next determined after we receive a proper written request for withdrawal at our administrative office (and the Contract, in case of a full withdrawal). We normally will pay you within seven days. You may pay tax when you make a withdrawal, including an additional 10% tax under certain circumstances. See FEDERAL INCOME TAX CONSIDERATIONS.

     - The minimum withdrawal is $500. If it is your first withdrawal in a Contract Year, the minimum withdrawal is the Free Withdrawal Amount, discussed below, discussed below, if less than $500. The Free Withdrawal Amount is equal to 15% of the purchase payments as of the date of the request.

     - You may make a partial withdrawal only if the amount remaining in the contract is at least $5,000 and the balance remaining in each subaccount or the One Year Fixed Interest Account is at least $250.

     - If you do not tell us otherwise, the withdrawal will be taken pro rata from the variable subaccounts; if the partial withdrawal exhausts your Variable Account Value, then any remaining withdrawal will be taken from a fixed interest account beginning with the fixed interest account with the shortest interest period.

     SYSTEMATIC WITHDRAWALS. If your Contract Value is at least $25,000 and you have not made a Free Withdrawal in the current contract year, you can make systematic withdrawals. These are regular payments that we make to you on a monthly, quarterly, semiannual or annual basis. It is a convenient way for you to withdraw a limited percentage of purchase payments without incurring a contingent deferred sales charge. The total amount that you withdraw in a Contract Year cannot exceed your Free Withdrawal Amount, and the minimum amount of each withdrawal payment is $100. Your payments will begin on the next withdrawal date after we receive your request. See FREE WITHDRAWALS below. For information on the tax treatment of withdrawals, see FEDERAL INCOME TAX CONSIDERATIONS in this Prospectus.

     403(b) WITHDRAWALS. There are restrictions on withdrawals from Contracts qualifying under Section 403(b) of the Code. Generally, withdrawals may be made only if the Contract Owner is over the age of 59?, leaves the employment of the employer, dies, or becomes disabled as defined in the Code. Withdrawals (other than withdrawals attributable to income earned on purchase payments) may also be possible in the case of hardship as defined in the Code. The restrictions do not apply to transfers among subaccounts and may also not apply to transfers to other investments qualifying under Section 403(b). For information on the tax treatment of withdrawals under Section 403(b) Contracts, see FEDERAL INCOME TAX CONSIDERATIONS in this Prospectus.


     WITHDRAWALS TO PAY FINANCIAL ADVISER'S FEES. Penn Mutual will, pursuant to an agreement with you, make a partial withdrawal from your Variable Account Value to pay for the services of your financial adviser. Partial withdrawals made under these circumstances are not subject to the contingent deferred sales charge nor are they counted toward your free withdrawal amount. If your Contract is non-qualified, the withdrawal will be treated for tax purposes like any other distribution and may be included in gross income. If you are under age 59 1/2, the withdrawal may also be subject to a 10% tax penalty. If your Contract is tax-qualified, the withdrawal for the payment of fees will not be treated as a taxable distribution if certain conditions are met. You should consult a tax adviser regarding tax treatment of the payment of financial adviser fees from your Contract.


DEFERMENT OF PAYMENTS AND TRANSFERS

     We reserve the right to defer a withdrawal, a transfer of Contract Value, or annuity payments funded by the Separate Account if: (a) the New York Stock Exchange is closed (other than customary weekend and holiday closings); (b) trading on the Exchange is restricted; (c) an emergency exists that makes it impractical for us to dispose of securities held in the Separate Account or to determine the value of its assets; or (d) the Securities and Exchange Commission by order so permits for the protection of investors. Conditions described in (b) and (c) will be decided by, or in accordance with rules of, the Commission.

WHAT CHARGES DO I PAY?

     The following discussion explains the Contract charges that you pay. You also pay expenses of the Funds that you select as investment options in the Separate Account. See the prospectuses of the Funds for information on Fund expenses.

     ADMINISTRATION CHARGES:

     These charges reimburse us for administering the Contract and the Separate Account.

     - We deduct from your Variable Account Value, on the Contract Anniversary, a contract administration charge that is the lesser of $40 or 2% of your Variable Account Value. You will not pay this charge if your Variable Account Value is more than $100,000 on the deduction date. To pay this charge, we cancel Accumulation Units credited to your Contract, pro rata among the subaccounts in which you invest.

     - We deduct from the net asset value of the Separate Account a daily administration charge that will not exceed an effective annual rate of 0.15%.

     For transfers among investment options other than automatic rebalancing, we reserve the right to charge for making the transfer, although we have no present intention of doing so.

     MORTALITY AND EXPENSE RISK CHARGE:

     We deduct from the net asset value of the Separate Account a daily mortality and expense risk charge that will not exceed an effective annual rate of 1.25%. This charge compensates us for the mortality-related guarantees we make under the Contract (e.g., the death benefit and the guarantee that the annuity factors will never be decreased even if mortality experience is substantially different than originally assumed), and for the risk that our administration charges will be insufficient to cover administration expenses over the life of the Contracts. The mortality and expense risk charge is paid during both the accumulation and variable annuity pay-out phases of the Contract.

     CONTINGENT DEFERRED SALES CHARGE:

     This charge pays for our sales expenses. Sales expenses that are not covered by the deferred sales charge are paid from the surplus of Penn Mutual, which may include proceeds from the mortality and expense risk charge.

     You pay this charge only if you withdraw a purchase payment within nine years of the effective date of payment. This charge does not apply to earnings or purchase payment enhancements. The following table shows the schedule of the contingent deferred sales charge that will be applied to withdrawal of a purchase payment, after allowing for the free withdrawals which are described in the next subsection. Purchase payments will be treated as withdrawn on a first-in, first-out basis. However, for contracts sold to certain charitable remainder trusts, any gains will be treated as withdrawn first before the withdrawal of purchase payments.

      NUMBER OF FULL CONTRACT YEARS
      ELAPSED SINCE PURCHASE PAYMENT                                                   APPLICABLE CHARGE
---------------------------------------------------------------------------------------------------------------
              0                                                                               8%
              1                                                                               8%
              2                                                                               8%
              3                                                                               8%
              4                                                                               7%
              5                                                                               6%
              6                                                                               5%

              7                                                                               3%
              8                                                                               3%
              9+                                                                              0%

     The contingent deferred sales charge may be reduced on Contracts sold to a trustee, employer or similar party pursuant to a retirement plan or to a group of individuals, if such sales are expected to involve reduced sales expenses. The amount of reduction will depend upon such factors as the size of the group, any prior or existing relationship with the purchaser or group, the total amount of purchase payments and other relevant factors that might tend to reduce expenses incurred in connection with such sales. The reduction will not unfairly discriminate against any Contract Owner.

     FREE WITHDRAWALS:

     NINE YEAR-OLD PURCHASE PAYMENTS. You may withdraw any purchase payment that was made more than nine years before the withdrawal without incurring a contingent deferred sales charge.

     ANNUAL WITHDRAWALS OF 15% OF PURCHASE PAYMENTS ("FREE WITHDRAWAL AMOUNT"). On the last day of the first contract year and once each contract year thereafter, you may withdraw, without incurring a contingent deferred sales charge, up to 15% of total purchase payments as of the date of the request. You may take a free withdrawal on a single sum basis or systematically, but not both. The free withdrawal amount will be applied to purchase payments on a first-in, first-out basis. With respect to any withdrawal in excess of the free withdrawal limit in a contract year, the contingent deferred sales charge schedule set forth above will apply to the remainder of the purchase payments so withdrawn on a first-in, first-out basis. This free withdrawal applies only to the first withdrawal request made in a contract year and the amount is not cumulative from year to year.

     MEDICALLY RELATED WITHDRAWAL. Subject to state law, after the first contract year and before the Annuity Date, you may withdraw, without incurring a contingent deferred sales charge, all or part of your Contract Value (up to a maximum of $5,000) if certain medically related contingencies occur. This free withdrawal is available if you are (1) first confined in a nursing home or hospital while this Contract is in force and remain confined for at least 90 days in a row or (2) first diagnosed as having a fatal illness (an illness expected to result in death within 2 years for 80% of diagnosed cases) while this Contract is in force. The precise terms and conditions of this benefit are set forth in the Contract. It is not available if your age at issue is greater than 75. The medically related contingencies that must be met for free withdrawal vary in some states.

     DISABILITY RELATED WITHDRAWAL. You may withdraw, without incurring a contingent deferred sales charge, part or all of your Contract Value if you (you or the Annuitant for qualified Contracts) become totally disabled as defined in the Contract.

     WITHDRAWALS TO PAY FINANCIAL ADVISER'S FEES. You can instruct us to pay the fees of your financial adviser. We will do this by withdrawing that portion of your Variable Account Value necessary to pay the amount of fees you owe. Withdrawals made to pay these fees are not subject to the contingent deferred sales charge and are in addition to any free withdrawals you may make each contract year.

     OTHER WITHDRAWALS. There is no contingent deferred sales charge imposed upon minimum distributions under qualified contracts which are required by the Code.

     STEP-UP DEATH BENEFIT ENHANCEMENT RIDER (OPTIONAL):

     We will calculate a charge on the first day of each calendar month but only if the Death Benefit Enhancement is greater than zero on that day. The monthly charges will be accumulated during a contract year and deducted on the Contract Anniversary. In addition, we will deduct any uncollected rider charges on the date we pay the death benefit under your Contract, the date you elect to begin taking annuity payments or the date you surrender your Contract.

     The charge for any month will be the rate from the table shown below based on the attained age of the Annuitant as of the prior Contract Anniversary multiplied by the Death Benefit Enhancement. There is no charge for any month if cumulative prior performance has been positive and there is no Death Benefit Enhancement payable.

     We will deduct the charge by canceling Accumulation Units credited to your Contract, with the charge allocated pro rata among the subaccounts comprising the Variable Account Value.

            ATTAINED AGE           MONTHLY CHARGE PER $1,000 OF BENEFIT
            ------------           ------------------------------------
            Less than 40                         $  0.208
                40-44                               0.208
                45-49                               0.333
                50-54                               0.458
                55-59                               0.708
                60-64                               1.083
                65-69                               1.667
                70-74                               2.708
                75-79                               4.250
                80-84                               7.083
                85-89                              11.000
                90-95                              17.292

     ESTATE ENHANCEMENT DEATH BENEFIT RIDER (OPTIONAL):

     For Annuitants who are 60 years of age or less at date of issue, the current charge for the rider is 0.15% of the average Variable Account Value and Fixed Account Value. For Annuitants between the age of 61 and 70, the current charge is 0.25% and for Annuitants between the age of 71 and 80, the current charge is 0.55%. The guaranteed maximum charge that we may make for this rider for issue ages of 60 years or less, issues ages between 61 and 70, and issue ages between 71 and 80 are 0.20%, 0.30% and 0.60%, respectively. The charge will be made on each Contract anniversary and at any time the Variable Account Value is withdrawn or transferred in full. The charge will be deducted by canceling Accumulation Units credited to your Contract, with the charge allocated pro rata among the subaccounts comprising the Variable Account Value.

     PREMIUM TAXES:

     Some states and municipalities impose premium taxes on purchase payments received by insurance companies. Generally, any premium taxes payable will be deducted upon annuitization, although we reserve the right to deduct such taxes when due in jurisdictions that impose such taxes on purchase payments. Currently, state premium taxes on purchase payments range from 0% to 3 1/2%.

PERFORMANCE INFORMATION

     We may advertise total return performance and annual changes in accumulation unit values.

     Information on total return performance will include average annual rates of total return for one, five and ten year periods, or lesser periods depending on how long the underlying Fund has been available through a subaccount of the Separate Account. Average annual total return figures will show the average annual rates of increase or decrease in investments in the subaccounts, assuming a hypothetical $1,000 investment at the beginning of the period, withdrawal of the investment at the end of the period, and the deduction of all applicable fund and Contract charges. We also may show average annual rates of total return, assuming investment on the inception date of the underlying Fund, other amounts invested at the beginning of the period and no withdrawal at the end of the period. Average annual total return figures which assume no withdrawals at the end of the period will reflect all recurring charges, but will not reflect the contingent deferred sales charge (if applicable, the contingent deferred sales charge would reduce the amount that may be withdrawn under the Contracts).

MORE INFORMATION ABOUT THE ONE YEAR FIXED INTEREST ACCOUNT


     You may allocate or transfer money to our One Year Fixed Interest Account. The interest rate that you earn on money in this account is set at the time you invest and will not vary during the one year period. The rate will never be less than 3%. We reserve the right to reduce our guaranteed minimum interest rate if permitted by your state. If required by law, we will notify you in advance of any such change.


     You may withdraw money from the One Year Fixed Interest Account or transfer money from the One Year Fixed Interest Account to subaccounts of the Separate Account but only within 25 days after the end of the interest period. If you do not withdraw or reallocate money in the One Year Fixed Interest Account within this time frame, we will treat it as a new allocation to the One Year Fixed Interest Account. In accordance with state law, we may defer a withdrawal or transfer from the One Year Fixed Interest Account for up to six months if we reasonably determine that an orderly sale of assets in our general account is not feasible.

FEDERAL INCOME TAX CONSIDERATIONS

     The following is a general summary of some federal income tax considerations. It is based on the law in effect on the date of this Prospectus, which may change, and does not address state or local tax laws. For further information, you should consult qualified tax counsel.

     You pay no federal income tax on increases in the value of your Contract until money is distributed to you or your beneficiary as a withdrawal, death benefit or an annuity payment.

     WITHDRAWALS AND DEATH BENEFITS. You may pay tax on a withdrawal, and your beneficiary may pay tax on a death benefit. The taxable portion of these payments generally will be the amount by which the payment exceeds your cost. Thus, you or your Beneficiary generally will have taxable income to the extent that your Contract Value exceeds your purchase payments. Ordinary income tax rates apply. If you designate a Beneficiary who is either your grandchild or more than 37 1/2 years younger than you, you may be subject to the Generation Skipping Transfer Tax under Section 2601 of the Code.

     In the case of a nonqualified Contract and death of an Annuitant who was not the Contract Owner, an election to receive the death benefit in the form of annuity payment must be made within 60 days. If such election is not made, the gain from the Contract will generally be taxed as a lump sum payment, as described in the preceding paragraph.

     In the case of a nonqualified Contract, withdrawals made to pay the fees of your financial adviser will be treated for tax purposes like any other withdrawal and thus may be subject to tax. In the case of a tax-qualified Contract, withdrawals for the payment of your financial adviser's fees will not be treated as taxable distributions, subject to certain conditions.

     ANNUITY PAYMENTS. The taxable portion of an annuity payment generally is determined by a formula that establishes the ratio of the cost basis of the Contract (as adjusted for any refund feature) to the expected return under the Contract. The taxable portion, which is the amount of the annuity payment in excess of the cost basis, is taxed at ordinary income tax rates.

     Subject to certain exceptions, a Contract must be held by or on behalf of a natural person in order to be treated as an annuity contract under federal income tax law and to be accorded the tax treatment described in the preceding paragraphs. If a contract is not treated as an annuity contract for federal income tax purposes, the income on the Contract is treated as ordinary income received or accrued by the Contract Owner during the taxable year.

     EARLY WITHDRAWALS. An additional income tax of 10% may be imposed on the taxable portion of an early withdrawal or distribution unless one of several exceptions apply. Generally, there will be no additional income tax on:

     - early withdrawals that are part of a series of substantially equal periodic payments (not less frequently than annually) made for life (or life expectancy) of the taxpayer or the joint lives (or joint life expectancies) of the taxpayer and a Beneficiary;

     -    withdrawals made on or after age 59 1/2;

     -    on distributions made after death; or

     -    withdrawals attributable to total and permanent disability.

     TRANSFERS. You may pay tax if you transfer your Contract to someone else. If the transfer is for less than adequate consideration, the taxable portion would be the Contract Value at the time of transfer over the investment in the Contract at such time. This rule does not apply to transfers between spouses or to transfers incident to a divorce.

     SEPARATE ACCOUNT DIVERSIFICATION. Section 817(h) of the Code provides that the investments of a separate account underlying a variable annuity contract which is not purchased under a qualified retirement plan or certain other types of plans (or the investments of a mutual fund, the shares of which are owned by the variable annuity separate account) must be "adequately diversified" in order for the Contract to be treated as an annuity contract for tax purposes. The Treasury Department has issued regulations prescribing such diversification requirements. The Separate Account, through each of the available Funds, intends to comply with those requirements. The requirements are briefly discussed in the accompanying prospectuses for the underlying funds.

     The Treasury Department has stated in published rulings that a variable contract owner will be considered the owner of separate account assets if the contract owner possesses incidents of ownership in those assets, such as the ability to exercise investment control over the assets. If a variable contract owner is treated as owner of separate account assets, income and gain from the assets would be includable in the variable contract owner's gross income. The Treasury Department indicated in 1986 that in regulations or revenue rulings under Section 817(d), (relating to the definition of a variable contract), it would provide guidance on the extent to which Contract Owners may direct their investments to particular subaccounts without being treated as owners of the underlying shares. No such regulations or revenue rulings have been issued to date. It is possible that when such regulations or rulings are issued, the Contracts may need to be modified to comply with them.

     QUALIFIED PLANS. The Contracts may be used in connection with certain retirement plans that qualify for special tax treatment under the Code. The plans include rollover individual retirement annuities qualified under Section 408(b) of the Code (referred to as IRAs) and certain tax deferred annuities qualified under Section 403(b) of the Code. Qualified Contracts have special provisions in order to be treated as qualified under the Code.

     For some types of qualified retirement plans, there may be no cost basis in the Contract. In this case, the total payments received may be taxable. Before purchasing a contract under a qualified retirement plan, the tax law provisions applicable to the particular plan should be considered.

     Distribution must generally commence from individual retirement annuities and from contracts qualified under Section 403(b) no later than the April 1 following the calendar year in which the Contract Owner attains age 70 1/2. Failure to make such required minimum distributions may result in a 50% tax on the amount of the required distribution.

     Generally, under a nonqualified annuity or rollover individual retirement annuity qualified under Section 408(b), unless the Contract Owner elects to the contrary, any amounts that are received under the Contract that Penn Mutual believes are includable in gross income for tax purposes will be subject to mandatory withholding to meet federal income tax obligations. The same treatment will apply to distributions from a Section 403(b) annuity that are payable as an annuity for the life or life expectancy of one or more individuals, or for a period of at least 10 years, or are required minimum distributions. Other distributions from a qualified plan or a Section 403(b) annuity are subject to mandatory withholding, unless an election is made to receive the distribution as a direct rollover to another eligible retirement plan.

     This general summary of federal income tax does not address every issue that may affect you. You should consult qualified tax counsel.

FINANCIAL STATEMENTS


     The financial statements of the Separate Account and the consolidated financial statements of the Company appear in the Statement of Additional Information. They should be considered only as bearing upon the Company's ability to meet its obligations under the Contracts.

STATEMENT OF ADDITIONAL INFORMATION CONTENTS

VARIABLE ANNUITY PAYMENTS                                                 B-2
         First Variable Annuity Payment                                   B-2
         Subsequent Variable Annuity Payments                             B-2
         Annuity Units                                                    B-2
         Value of Annuity Units                                           B-2
         Net Investment Factor                                            B-2
         Assumed Interest Rate                                            B-3
         Valuation Period                                                 B-3

PERFORMANCE DATA                                                          B-4
         Average Annual Total Return                                      B-4

ADMINISTRATIVE AND RECORDKEEPING SERVICES                                 B-7

DISTRIBUTION OF CONTRACTS                                                 B-7

CUSTODIAN                                                                 B-7

INDEPENDENT AUDITORS                                                      B-7

LEGAL MATTERS                                                             B-7

FINANCIAL STATEMENTS                                                      B-7

                                   APPENDIX A

     This Appendix contains tables that show Accumulation Unit values and the number of Accumulation Units outstanding for each of the subaccounts of the Separate Account. The financial data included in the tables should be read in conjunction with the financial statements and the related notes of the Separate Account that are included in the Statement of Additional Information.

RYDEX VARIABLE TRUST OTC FUND SUBACCOUNT (a)
Values of an Accumulation Unit Outstanding Throughout Each Period



                                 YEAR ENDED DECEMBER 31,
                                          2002
                                 -----------------------
 Accumulation Unit Value,
  beginning of period                   $ 10.000
 Accumulation Unit Value,
  end of period                         $  7.689
 Number of Accumulation
  Units outstanding, end of period             -


----------

(a) For the period May 24, 2002 (date subaccount was established) through December 31, 2002.

RYDEX VARIABLE TRUST NOVA FUND SUBACCOUNT (a)
Values of an Accumulation Unit Outstanding Throughout Each Period



                                 YEAR ENDED DECEMBER 31,
                                          2002
                                 -----------------------
 Accumulation Unit Value,
  beginning of period                   $ 10.000
 Accumulation Unit Value,
  end of period                         $  6.977
 Number of Accumulation
  Units outstanding, end of period             -


----------

(a) For the period May 24, 2002 (date subaccount was established) through December 31, 2002.

RYDEX VARIABLE TRUST URSA FUND SUBACCOUNT (a)
Values of an Accumulation Unit Outstanding Throughout Each Period



                                 YEAR ENDED DECEMBER 31,
                                          2002
                                 -----------------------
 Accumulation Unit Value,
  beginning of period                   $ 10.000
 Accumulation Unit Value,
  end of period                         $ 11.548
 Number of Accumulation
  Units outstanding, end of period             -


----------


(a) For the period May 24, 2002 (date subaccount was established) through December 31, 2002.

RYDEX VARIABLE TRUST MEKROS FUND SUBACCOUNT (a)
Values of an Accumulation Unit Outstanding Throughout Each Period



                                 YEAR ENDED DECEMBER 31,
                                          2002
                                 -----------------------
 Accumulation Unit Value,
  beginning of period                   $ 10.000
 Accumulation Unit Value,
  end of period                         $  6.169
 Number of Accumulation
  Units outstanding, end of period             -


----------

(a) For the period May 24, 2002 (date subaccount was established) through December 31, 2002.

RYDEX VARIABLE TRUST FINANCIAL SERVICES FUND SUBACCOUNT (a)
Values of an Accumulation Unit Outstanding Throughout Each Period



                                 YEAR ENDED DECEMBER 31,
                                          2002
                                 -----------------------
 Accumulation Unit Value,
  beginning of period                   $ 10.000
 Accumulation Unit Value,
  end of period                         $  7.978
 Number of Accumulation
  Units outstanding, end of period            87


----------

(a) For the period May 24, 2002 (date subaccount was established) through December 31, 2002.

RYDEX VARIABLE TRUST HEALTH CARE FUND SUBACCOUNT (a)
Values of an Accumulation Unit Outstanding Throughout Each Period



                                 YEAR ENDED DECEMBER 31,
                                          2002
                                 -----------------------
 Accumulation Unit Value,
  beginning of period                   $ 10.000
 Accumulation Unit Value,
  end of period                         $  8.502
 Number of Accumulation
  Units outstanding, end of period             -


----------

(a) For the period May 24, 2002 (date subaccount was established) through December 31, 2002.

RYDEX VARIABLE TRUST TECHNOLOGY FUND SUBACCOUNT (a)
Values of an Accumulation Unit Outstanding Throughout Each Period



                                 YEAR ENDED DECEMBER 31,
                                          2002
                                 -----------------------
 Accumulation Unit Value,
  beginning of period                   $ 10.000
 Accumulation Unit Value,
  end of period                         $  7.516
 Number of Accumulation
  Units outstanding, end of period             -


----------

(a) For the period May 24, 2002 (date subaccount was established) through December 31, 2002.

RYDEX VARIABLE TRUST UTILITIES FUND SUBACCOUNT (a)
Values of an Accumulation Unit Outstanding Throughout Each Period



                                 YEAR ENDED DECEMBER 31,
                                          2002
                                 -----------------------
 Accumulation Unit Value,
  beginning of period                   $ 10.000
 Accumulation Unit Value,
  end of period                         $  7.080
 Number of Accumulation
  Units outstanding, end of period         8,713


----------

(a) For the period May 24, 2002 (date subaccount was established) through December 31, 2002.

RYDEX VARIABLE TRUST U.S. GOVERNMENT MONEY MARKET FUND SUBACCOUNT (a) Values of an Accumulation Unit Outstanding Throughout Each Period



                                 YEAR ENDED DECEMBER 31,
                                          2002
                                 -----------------------
 Accumulation Unit Value,
  beginning of period                   $ 10.000
 Accumulation Unit Value,
  end of period                         $  9.942
 Number of Accumulation
  Units outstanding, end of period        11,588


----------

(a) For the period May 24, 2002 (date subaccount was established) through December 31, 2002.

RYDEX VARIABLE TRUST U.S. GOVERNMENT BOND FUND SUBACCOUNT (a)
Values of an Accumulation Unit Outstanding Throughout Each Period



                                 YEAR ENDED DECEMBER 31,
                                          2002
                                 -----------------------
 Accumulation Unit Value,
  beginning of period                   $ 10.000
 Accumulation Unit Value,
  end of period                         $ 11.917
 Number of Accumulation
  Units outstanding, end of period         5,495


----------

(a) For the period May 24, 2002 (date subaccount was established) through December 31, 2002.

AIM V.I. CAPITAL APPRECIATION FUND SUBACCOUNT (a)
Values of an Accumulation Unit Outstanding Throughout Each Period



                                 YEAR ENDED DECEMBER 31,
                                          2002
                                 -----------------------
 Accumulation Unit Value,
  beginning of period                   $ 10.000
 Accumulation Unit Value,
  end of period                         $  8.002
 Number of Accumulation
  Units outstanding, end of period         7,026


----------

(a) For the period May 24, 2002 (date subaccount was established) through December 31, 2002.

T. ROWE PRICE INTERNATIONAL STOCK PORTFOLIO SUBACCOUNT (a)
Values of an Accumulation Unit Outstanding Throughout Each Period



                                 YEAR ENDED DECEMBER 31,
                                          2002
                                 -----------------------
 Accumulation Unit Value,
  beginning of period                   $ 10.000
 Accumulation Unit Value,
  end of period                         $  8.011
 Number of Accumulation
  Units outstanding, end of period           344


----------

(a) For the period May 24, 2002 (date subaccount was established) through December 31, 2002.

T. ROWE PRICE EQUITY INCOME PORTFOLIO II SUBACCOUNT (a)
Values of an Accumulation Unit Outstanding Throughout Each Period



                                 YEAR ENDED DECEMBER 31,
                                          2002
                                 -----------------------
 Accumulation Unit Value,
  beginning of period                   $ 10.000
 Accumulation Unit Value,
  end of period                         $  8.241
 Number of Accumulation
  Units outstanding, end of period         1,704


----------

(a) For the period May 24, 2002 (date subaccount was established) through December 31, 2002.

FEDERATED HIGH INCOME BOND FUND II SUBACCOUNT (a)
Values of an Accumulation Unit Outstanding Throughout Each Period



                                 YEAR ENDED DECEMBER 31,
                                          2002
                                 -----------------------
 Accumulation Unit Value,
  beginning of period                   $ 10.000
 Accumulation Unit Value,
  end of period                         $  9.643
 Number of Accumulation
  Units outstanding, end of period        85,930


----------

(a) For the period May 24, 2002 (date subaccount was established) through December 31, 2002.

STATEMENT OF ADDITIONAL INFORMATION -- MAY 1, 2003


OLYMPIA XT ADVISOR

PENN MUTUAL VARIABLE ANNUITY ACCOUNT III
THE PENN MUTUAL LIFE INSURANCE COMPANY

PHILADELPHIA, PENNSYLVANIA 19172 - TELEPHONE (800) 523-0650


INDIVIDUAL VARIABLE AND FIXED ANNUITY CONTRACT


This statement of additional information is not a prospectus. It should be read in conjunction with the current Prospectus dated May 1, 2003 for the individual variable and fixed annuity contract (the "Contract"). The Contract is funded through Penn Mutual Variable Annuity Account III (referred to as the "Separate Account" in the Prospectus and this statement of additional information). To obtain the Prospectus you may write to The Penn Mutual Life Insurance Company ("Penn Mutual" or the "Company"), Customer Service Group, Philadelphia, PA 19172 or you may call (800) 523-0650 or visit our web site at www.pennmutual.com. Terms used in this Statement of Additional Information have the same meaning as in the Prospectus.


This statement of additional information is not an offer to sell these securities and is not soliciting an offer to buy these securities in any state where the offer or sale is not permitted.

TABLE OF CONTENTS

VARIABLE ANNUITY PAYMENTS                                                 B-2
         First Variable Annuity Payment                                   B-2
         Subsequent Variable Annuity Payments                             B-2
         Annuity Units                                                    B-2
         Value of Annuity Units                                           B-2
         Net Investment Factor                                            B-2
         Assumed Interest Rate                                            B-3
         Valuation Period                                                 B-3

PERFORMANCE DATA                                                          B-4
         Average Annual Total Return                                      B-4

ADMINISTRATIVE AND RECORDKEEPING SERVICES                                 B-7

DISTRIBUTION OF CONTRACTS                                                 B-7

CUSTODIAN                                                                 B-7

INDEPENDENT AUDITORS                                                      B-7

LEGAL MATTERS                                                             B-7

FINANCIAL STATEMENTS                                                      B-7

VARIABLE ANNUITY PAYMENTS

FIRST VARIABLE ANNUITY PAYMENT

     When a variable annuity is effected, we will first deduct applicable premium taxes, if any, from the Contract Value. The dollar amount of the first monthly annuity payment will be determined by applying the net Contract Value to the annuity table set forth in the contract for the annuity option chosen. The annuity tables show the amount of the first monthly income payment under each annuity option for each $1,000 of value applied, based on the Annuitant's age at the Annuity Date. The annuity tables are based on the Annuity 2000 Basic Table with interest rates at 3% or 5%.

SUBSEQUENT VARIABLE ANNUITY PAYMENTS

     The dollar amount of subsequent variable annuity payments will vary in accordance with the investment experience of the subaccount(s) of the Separate Account applicable to the annuity. Each subsequent variable annuity payment will equal the number of annuity units credited, multiplied by the value of the annuity unit for the valuation period. Penn Mutual guarantees that the amount of each subsequent annuity payment will not be affected by variations in expense or mortality experience.

ANNUITY UNITS

     For each subaccount selected, the number of annuity units is the amount of the first annuity payment allocated to the subaccount divided by the value of an annuity unit for the subaccount on the Annuity Date. The number of your annuity units will not change as a result of investment experience.

VALUE OF ANNUITY UNITS

     The value of an annuity unit for each subaccount was arbitrarily set at $10 when the subaccount was established. The value may increase or decrease from one valuation period to the next. For a valuation period, the value of an annuity unit for a subaccount is the value of an annuity unit for the subaccount for the last prior valuation period multiplied by the net investment factor for the subaccount for the valuation period. The result is then multiplied by a factor to neutralize an assumed interest rate of 3% or 5%, as applicable, built into the annuity tables.

NET INVESTMENT FACTOR

     For any subaccount, the net investment factor for a valuation period is determined by dividing (a) by (b) and subtracting (c):

WHERE (a) IS:

     The net asset value per share of the mutual fund held in the subaccount, as of the end of the valuation period.

     PLUS

     The per share amount of any dividend or capital gain distributions by the mutual fund if the "ex-dividend" date occurs in the valuation period.

     PLUS OR MINUS

     A per share charge or credit, as we may determine as of the end of the valuation period, for provision for taxes (if applicable).

WHERE (b) IS:

     The net asset value per share of the mutual fund held in the subaccount as of the end of the last prior valuation period.

     PLUS OR MINUS

     The per share charge or credit for provision for taxes as of the end of the last prior valuation period (if applicable).

WHERE (c) IS:

     The sum of the mortality and expense risk charge and the daily administration charge. On an annual basis, the sum of such charges equals 1.40% of the daily net asset value of the subaccount.

ASSUMED INTEREST RATE

     Assumed interest rates of 3% or 5% are included in the annuity tables in the contracts. A higher assumption would mean a higher first annuity payment but more slowly rising or more rapidly falling subsequent payments. A lower assumption would have the opposite effect. If the actual net investment rate on an annual basis is equal to the assumed interest rate you have selected, annuity payments will be level.

VALUATION PERIOD

     Valuation period is the period from one valuation of underlying fund assets to the next. Valuation is performed each day the New York Stock Exchange is open for trading.

PERFORMANCE DATA

AVERAGE ANNUAL TOTAL RETURN

     The performance data in the following tables include average annual total return of subaccounts of the Separate Account computed in accordance with the standard formula and limitations prescribed by the Securities and Exchange Commission and average annual total return information based upon different hypothetical assumptions. Average annual return total return figures reflect any Purchase Payment Enhancement credited but does not reflect the cost of any rider.

TABLE 1 AVERAGE ANNUAL TOTAL RETURN ON $1,000 INVESTMENT - ASSUMING WITHDRAWAL OF INVESTMENT AT END OF PERIOD


                                                                   AVERAGE ANNUAL TOTAL RETURN
                                                   ------------------------------------------------------------
                                                                    ONE           FIVE
                                                                   YEAR           YEARS       SINCE INCEPTION
                                                   INCEPTION       ENDED          ENDED      OR TEN YEARS ENDED
FUND (MANAGER)                                       DATE*       12/31/02        12/31/02         12/31/02
--------------                                     ---------     --------        --------    ------------------
Rydex OTC Fund                                      5/24/02         n/a            n/a            -44.75%
     (Rydex Global Advisors)
Rydex Nova Fund                                     5/24/02         n/a            n/a            -53.30%
     (Rydex Global Advisors)
Rydex Ursa Fund                                     5/24/02         n/a            n/a             10.75%
     (Rydex Global Advisors)
Rydex Mekros Fund                                   5/24/02         n/a            n/a            -62.29%
     (Rydex Global Advisors)
Rydex Financial Services Fund                       5/24/02         n/a            n/a            -41.14%
     (Rydex Global Advisors)
Rydex Health Care Fund                              5/24/02         n/a            n/a            -34.33%
     (Rydex Global Advisors)
Rydex Technology Fund                               5/24/02         n/a            n/a            -46.89%
     (Rydex Global Advisors)
Rydex Utilities Fund                                5/24/02         n/a            n/a            -52.10%
     (Rydex Global Advisors)
Rydex U.S. Government Money Market Fund             5/24/02         n/a            n/a            -14.16%
     (Rydex Global Advisors)
Rydex U.S. Government Bond Fund                     5/24/02         n/a            n/a             16.83%
     (Rydex Global Advisors)
AIM V.I. Capital Appreciation Fund                  5/24/02         n/a            n/a            -40.83%
     (AIM Advisors, Inc )
T. Rowe Price Equity Income Portfolio II            5/24/02         n/a            n/a            -37.76%
     (T. Rowe Price Associates, Inc.)
T. Rowe Price International Stock Portfolio         5/24/02         n/a            n/a            -40.71%
     (T. Rowe Price International, Inc.)
Federated High Income Bond Fund II                  5/24/02         n/a            n/a            -18.53%
     (Federated Investment Management Company)


* Date the underlying fund was first offered through a subaccount of the Separate Account.

TABLE 2 NON-STANDARD AVERAGE ANNUAL TOTAL RETURN ON $1,000 INVESTMENT - ASSUMING NO WITHDRAWAL OF INVESTMENT AT END OF PERIOD AND INVESTMENT ON INCEPTION DATE OF THE UNDERLYING FUND


                                                            NON-STANDARD AVERAGE ANNUAL TOTAL RETURN
                                                   ------------------------------------------------------------
                                                                    ONE           FIVE
                                                                   YEAR           YEARS       SINCE INCEPTION
                                                   INCEPTION       ENDED          ENDED      OR TEN YEARS ENDED
FUND (MANAGER)                                       DATE*       12/31/02        12/31/02         12/31/02
--------------                                     ---------     --------        --------    ------------------
Rydex OTC Fund                                     10/30/98       -38.18%          n/a            -10.84%
     (Rydex Global Advisors)
Rydex Nova Fund                                    10/30/98       -35.00%          n/a            -13.53%
     (Rydex Global Advisors)
Rydex Ursa Fund                                    10/30/98        23.26%          n/a              4.34%
     (Rydex Global Advisors)
Rydex Mekros Fund                                  10/01/01       -34.72%          n/a            -13.04%
     (Rydex Global Advisors)
Rydex Financial Services Fund                      07/20/01       -14.05%          n/a            -13.28%
     (Rydex Global Advisors)
Rydex Health Care Fund                             06/19/01       -20.36%          n/a            -16.88%
     (Rydex Global Advisors)
Rydex Technology Fund                              05/02/01       -38.44%          n/a            -38.00%
     (Rydex Global Advisors)
Rydex Utilities Fund                               05/02/01       -32.06%          n/a            -34.99%
     (Rydex Global Advisors)
Rydex U.S. Government Money Market Fund            11/02/98         1.77%          n/a              2.05%
     (Rydex Global Advisors)
Rydex U.S. Government Bond Fund**                  11/02/98        20.28%          n/a              2.48%
     (Rydex Global Advisors)
AIM V.I. Capital Appreciation Fund                 05/05/93       -23.45%        -3.27%             5.99%
     (AIM Advisors, Inc.)
T. Rowe Price Equity Income Portfolio II           03/31/94       -13.31%         1.06%             9.54%
     (T. Rowe Price Associates, Inc.)
T. Rowe Price International Stock Portfolio        03/31/94       -18.29%        -5.46%            -0.56%
     (T. Rowe Price International, Inc.)
Federated High Income Bond Fund II                 12/09/93         2.69%        -1.70%             2.86%
     (Federated Investment Management Company)


*    Date the underlying fund was first established.
** Prior to November 2, 1998, the U.S. Government Bond Fund was structured as a sub-account of a managed separate account (the "Subaccount"), the performance of which reflected charges associated with another insurance company's variable annuity. For periods prior to November 2, 1998, average annual total return of the Subaccount was as follows: 16.85% for the one-year period ending November 1, 1998; and 20.68% for the period commencing with continuous operations of the Subaccount (August 18, 1997) and ending on November 1, 1998.

TABLE 3 NON-STANDARD AVERAGE ANNUAL TOTAL RETURN ON $10,000 INVESTMENT - ASSUMING NO WITHDRAWAL OF INVESTMENT AT END OF PERIOD


                                                            NON-STANDARD AVERAGE ANNUAL TOTAL RETURN
                                                   ------------------------------------------------------------
                                                                    ONE           FIVE
                                                                   YEAR           YEARS       SINCE INCEPTION
                                                   INCEPTION       ENDED          ENDED      OR TEN YEARS ENDED
FUND (MANAGER)                                       DATE*       12/31/02        12/31/02         12/31/02
--------------                                     ---------     --------        --------    ------------------
Rydex OTC Fund                                     10/30/98       -37.92%          n/a            -10.64%
     (Rydex Global Advisors)
Rydex Nova Fund                                    10/30/98       -34.75%          n/a            -13.28%
     (Rydex Global Advisors)
Rydex Ursa Fund                                    10/30/98        23.52%          n/a              4.60%
     (Rydex Global Advisors)
Rydex Mekros Fund                                  10/01/01       -34.46%          n/a            -12.83%
     (Rydex Global Advisors)
Rydex Financial Services Fund                      07/20/01       -13.80%          n/a            -12.90%
     (Rydex Global Advisors)
Rydex Health Care Fund                             06/19/01       -20.10%          n/a            -16.70%
     (Rydex Global Advisors)
Rydex Technology Fund                              05/02/01       -38.18%          n/a            -37.62%
     (Rydex Global Advisors)
Rydex Utilities Fund                               05/02/01       -31.80%          n/a            -34.64%
     (Rydex Global Advisors)
Rydex U.S. Government Money Market Fund            11/02/98         2.03%          n/a              2.28%
     (Rydex Global Advisors)
Rydex U.S. Government Bond Fund**                  11/02/98        20.53%          n/a              2.74%
     (Rydex Global Advisors)
AIM V.I. Capital Appreciation Fund                 05/05/93       -23.19%        -3.06%             6.13%
     (AIM Advisors, Inc.)
T. Rowe Price Equity Income Portfolio II           03/31/94       -13.05%         1.29%             9.69%
     (T. Rowe Price Associates, Inc.)
T. Rowe Price International Stock Portfolio        03/31/94       -18.03%        -5.23%            -0.35%
     (T. Rowe Price International, Inc.)
Federated High Income Bond Fund II                 12/09/93         2.95%        -1.44%             3.07%
     (Federated Investment Management Company)


*    Date the underlying fund was first established.
** Prior to November 2, 1998, the U.S. Government Bond Fund was structured as a sub-account of a managed separate account (the "Subaccount"), the performance of which reflected charges associated with another insurance company's variable annuity. For periods prior to November 2, 1998, average annual total return of the Subaccount was as follows: 16.85% for the one-year period ending November 1, 1998; and 20.68% for the period commencing with continuous operations of the Subaccount (August 18, 1997) and ending on November 1, 1998.

     Average annual total returns in Table 1 are computed by finding the average annual compounded rates of return over the periods shown that would equate the initial amount invested to the withdrawal value, in accordance with the following formula: P(1+T)TO THE POWER OF n=ERV. In the formula, P is a hypothetical investment payment of $1,000; T is the average annual total return; n is the number of years; and ERV is the ending redeemable value (or the withdrawal value at the end of the periods shown.) The returns are computed according to the formula and assumptions prescribed by the SEC.

     Average annual rates of total return in Tables 2 and 3 are computed by finding the average annual compounded rates of return over the periods shown that would equate the initial amount invested to the value at the end of the periods shown, in accordance with the following formula:
P(1+T)TO THE POWER OF n=EV. In the formula, P is a hypothetical investment of $10,000; T is the average annual total return; n is the number of years; and EV is the ending value. The computations assume no withdrawal of the ending value and therefore no deduction of a contingent deferred sales charge. The returns show investment performance from the inception date of the Fund, which may predate the date the Separate Account began investing in the Fund.

                                   ----------


     THE PERFORMANCE INFORMATION SHOWN IN TABLE 1 IS CALCULATED BASED ON THE INCEPTION DATE OF THE

SUBACCOUNTS OF THE SEPARATE ACCOUNT. THE PERFORMANCE INFORMATION SET FORTH ABOVE IN TABLES 2 AND 3 ASSUMES THE SUBACCOUNTS OF THE SEPARATE ACCOUNT HAD INVESTED IN THE FUNDS FROM THE DATE THE UNDERLYING FUND WAS ESTABLISHED. THE PERFORMANCE INFORMATION IS NOT AN INDICATION OR REPRESENTATION OF FUTURE PERFORMANCE.


ADMINISTRATIVE AND RECORDKEEPING SERVICES

     Penn Mutual performs all data processing, recordkeeping and other related services with respect to the Contracts and the Separate Accounts.

DISTRIBUTION OF CONTRACTS

     Hornor, Townsend & Kent, Inc. ("HTK"), a wholly owned subsidiary of Penn Mutual, serves as principal underwriter of all annuity contracts funded through the Separate Account, including the Contract. The address of HTK is 600 Dresher Road, Horsham, PA 19044. As of the date of this Statement of Additional Information no commissions had been paid to HTK with respect to the Contract.


     The Contracts will be distributed by HTK through broker-dealers. Total commissions on purchase payments made under the Contract will not exceed 5 1/2% and trailer commissions based on a percentage of Contract Value, other allowance and overrides may be paid. The offering of the Contract is continuous, and Penn Mutual does not anticipate discontinuing the offering of the Contract, although we reserve the right to do so.


CUSTODIAN

     Penn Mutual is custodian of the assets held in the Separate Account.

INDEPENDENT AUDITORS

     Ernst & Young LLP serves as independent auditors of Penn Mutual and the Separate Account. Their offices are located at 2001 Market Street, Suite 4000, Philadelphia, PA.

LEGAL MATTERS

     Morgan, Lewis & Bockius LLP has provided advice on certain matters relating to the federal securities laws and the offering of the Contract. Their offices are located at 1701 Market Street, Philadelphia, PA.

FINANCIAL STATEMENTS


     The financial statements of the Separate Account and the consolidated financial statements of the Company appear on the following pages. They should be considered only as bearing upon the Company's ability to meet its obligations under the Contracts.

PENN MUTUAL VARIABLE ANNUITY ACCOUNT III
STATEMENTS OF ASSETS AND LIABILITIES - DECEMBER 31, 2002

                                                                            MONEY           QUALITY          HIGH YIELD
                                                          TOTAL          MARKET FUND+      BOND FUND+        BOND FUND+
                                                     ---------------   ---------------   ---------------   ---------------
INVESTMENT IN COMMON STOCK
Number of Shares                                                            61,112,805         6,938,846         5,664,644
Cost                                                 $ 1,365,203,228   $    61,112,805   $    72,559,444   $    50,187,677

ASSETS:
Investments at market value                          $ 1,108,801,981   $    61,112,805   $    72,857,874   $    38,406,286
Dividends receivable                                          58,699            58,699                 -                 -
Receivable for securities                                     24,844            24,844                 -                 -

LIABILITIES:
Due to The Penn Mutual Life Insurance Company                 50,400             2,223             2,624             1,347
Payable for securities                                        54,082            54,082                 -                 -

                                                     ---------------   ---------------   ---------------   ---------------
NET ASSETS                                           $ 1,108,781,042   $    61,140,043   $    72,855,250   $    38,404,939
                                                     ===============   ===============   ===============   ===============

PENN MUTUAL VARIABLE ANNUITY ACCOUNT III
STATEMENTS OF OPERATIONS - FOR THE YEAR ENDED DECEMBER 31, 2002

                                                                            MONEY            QUALITY          HIGH YIELD
                                                          TOTAL          MARKET FUND+       BOND FUND+        BOND FUND+
                                                     ---------------   ---------------   ---------------   ---------------
NET INVESTMENT INCOME (LOSS):
Dividends                                            $    22,854,440   $       975,080   $     2,796,292   $     3,656,943
EXPENSE:
Mortality and expense risk charges                        15,608,007           785,072           867,406           481,256
                                                     ---------------   ---------------   ---------------   ---------------

Net investment income (loss)                               7,246,433           190,008         1,928,886         3,175,687
                                                     ---------------   ---------------   ---------------   ---------------

NET REALIZED AND UNREALIZED GAINS (LOSSES) ON
  INVESTMENTS:
Realized gains (losses) from redemption of fund
  shares                                                 (61,641,883)                -           (20,919)         (327,986)
Capital gains distributions                               20,451,970                 -           103,902                 -
                                                     ---------------   ---------------   ---------------   ---------------

Net realized gains (losses) from investment
  transactions                                           (41,189,913)                -            82,983          (327,986)

Net change in unrealized appreciation (depreciation)
  of investments                                        (165,021,334)                -           618,018        (2,068,514)
                                                     ---------------   ---------------   ---------------   ---------------

Net realized and unrealized gains (losses) on
  investments                                           (206,211,247)                -           701,001        (2,396,500)
                                                     ---------------   ---------------   ---------------   ---------------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING
  FROM OPERATIONS                                    $  (198,964,814)  $       190,008   $     2,629,887   $       779,187
                                                     ===============   ===============   ===============   ===============

(a)         FOR THE PERIOD FROM MAY 1, 2002 (DATE FUND BECAME AVAILABLE FOR
            INVESTMENT TO CONTRACT OWNERS) TO DECEMBER 31, 2002
(b)         FOR THE PERIOD FROM MAY 24, 2002 (DATE FUND BECAME AVAILABLE FOR
            INVESTMENT TO CONTRACT OWNERS) TO DECEMBER 31, 2002
+           INVESTMENT IN PENN SERIES FUNDS, INC.
++          INVESTMENT IN NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST
+++         INVESTMENT IN FIDELITY INVESTMENTS' VARIABLE INSURANCE PRODUCTS
            FUNDS I AND II
++++        INVESTMENT IN VAN KAMPEN'S THE UNIVERSAL INSTITUTIONAL FUNDS, INC.
^           INVESTMENT IN AIM VARIABLE INSURANCE FUNDS
#           INVESTMENT IN FEDERATED INSURANCE SERIES
@           INVESTMENT IN RYDEX VARIABLE TRUST
~           INVESTMENT IN T. ROWE PRICE EQUITY SERIES, INC.
|           INVESTMENT IN T. ROWE PRICE INTERNATIONAL SERIES, INC.

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

PENN MUTUAL VARIABLE ANNUITY ACCOUNT III
STATEMENTS OF ASSETS AND LIABILITIES - DECEMBER 31, 2002

                                                                          LARGE CAP          FLEXIBLY
                                                      GROWTH EQUITY         VALUE             MANAGED       INTERNATIONAL
                                                          FUND+             FUND+              FUND+        EQUITY FUND+
                                                     ---------------   ---------------   ---------------   ---------------
INVESTMENT IN COMMON STOCK
Number of Shares                                           5,677,627         7,556,968        16,870,519         4,435,091
Cost                                                 $   116,739,030   $   100,226,640   $   279,718,398   $    62,328,334

ASSETS:
Investments at market value                          $    55,697,522   $   105,570,839   $   316,322,230   $    46,701,504
Dividends receivable                                               -                 -                 -                 -
Receivable for securities                                          -                 -                 -                 -

LIABILITIES:
Due to The Penn Mutual Life Insurance Company                  1,929             3,705            11,146             1,641
Payable for securities                                             -                 -                 -                 -
                                                     ---------------   ---------------   ---------------   ---------------
NET ASSETS                                           $    55,695,593   $   105,567,134   $   316,311,084   $    46,699,863
                                                     ===============   ===============   ===============   ===============

PENN MUTUAL VARIABLE ANNUITY ACCOUNT III
STATEMENTS OF OPERATIONS - FOR THE YEAR ENDED DECEMBER 31, 2002

                                                                          LARGE CAP          FLEXIBLY
                                                      GROWTH EQUITY         VALUE             MANAGED       INTERNATIONAL
                                                          FUND+             FUND+              FUND+        EQUITY FUND+
                                                     ---------------   ---------------   ---------------   ---------------
NET INVESTMENT INCOME (LOSS):
Dividends                                            $             -   $     1,814,611   $     8,768,241   $        71,491
EXPENSE:
Mortality and expense risk charges                           980,711         1,563,386         4,115,585           700,814
                                                     ---------------   ---------------   ---------------   ---------------

Net investment income (loss)                                (980,711)          251,225         4,652,656          (629,323)
                                                     ---------------   ---------------   ---------------   ---------------

NET REALIZED AND UNREALIZED GAINS (LOSSES) ON
  INVESTMENTS:
Realized gains (losses) from redemption of
  fund shares                                            (18,356,437)       (2,084,987)          297,947        (4,608,216)
Capital gains distributions                                        -         1,603,301        13,966,299                 -
                                                     ---------------   ---------------   ---------------   ---------------

Net realized gains (losses) from investment
  transactions                                           (18,356,437)         (481,686)       14,264,246        (4,608,216)

Net change in unrealized appreciation (depreciation)
  of investments                                         (14,624,459)      (22,071,000)      (22,413,948)          378,030
                                                     ---------------   ---------------   ---------------   ---------------

Net realized and unrealized gains (losses)
  on investments                                         (32,980,896)      (22,552,686)       (8,149,702)       (4,230,186)
                                                     ---------------   ---------------   ---------------   ---------------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING
  FROM OPERATIONS                                    $   (33,961,607)  $   (22,301,461)  $    (3,497,046)  $    (4,859,509)
                                                     ===============   ===============   ===============   ===============

(a)         FOR THE PERIOD FROM MAY 1, 2002 (DATE FUND BECAME AVAILABLE FOR
            INVESTMENT TO CONTRACT OWNERS) TO DECEMBER 31, 2002
(b)         FOR THE PERIOD FROM MAY 24, 2002 (DATE FUND BECAME AVAILABLE FOR
            INVESTMENT TO CONTRACT OWNERS) TO DECEMBER 31, 2002
+           INVESTMENT IN PENN SERIES FUNDS, INC.
++          INVESTMENT IN NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST
+++         INVESTMENT IN FIDELITY INVESTMENTS' VARIABLE INSURANCE PRODUCTS
            FUNDS I AND II
++++        INVESTMENT IN VAN KAMPEN'S THE UNIVERSAL INSTITUTIONAL FUNDS, INC.
^           INVESTMENT IN AIM VARIABLE INSURANCE FUNDS
#           INVESTMENT IN FEDERATED INSURANCE SERIES
@           INVESTMENT IN RYDEX VARIABLE TRUST
~           INVESTMENT IN T. ROWE PRICE EQUITY SERIES, INC.
|           INVESTMENT IN T. ROWE PRICE INTERNATIONAL SERIES, INC.

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

PENN MUTUAL VARIABLE ANNUITY ACCOUNT III
STATEMENTS OF ASSETS AND LIABILITIES - DECEMBER 31, 2002

                                                        SMALL CAP          EMERGING          LIMITED
                                                          VALUE             GROWTH        MATURITY BOND       INDEX 500
                                                          FUND+             FUND+             FUND+             FUND+
                                                      --------------   ---------------   ---------------   ---------------
INVESTMENT IN COMMON STOCK
Number of Shares                                           3,421,770         3,160,408         2,224,350        10,328,094
Cost                                                 $    45,227,706   $    86,532,989   $    23,451,370   $    99,345,904

ASSETS:
Investments at market value                          $    37,639,474   $    37,450,826   $    23,800,549   $    62,484,965
Dividends receivable                                               -                 -                 -                 -
Receivable for securities                                          -                 -                 -                 -

LIABILITIES:
Due to The Penn Mutual Life Insurance Company                  1,367             1,333               858             2,224
Payable for securities                                             -                 -                 -                 -
                                                     ---------------   ---------------   ---------------   ---------------
NET ASSETS                                           $    37,638,107   $    37,449,493   $    23,799,691   $    62,482,741
                                                     ===============   ===============   ===============   ===============

PENN MUTUAL VARIABLE ANNUITY ACCOUNT III
STATEMENTS OF OPERATIONS - FOR THE YEAR ENDED DECEMBER 31, 2002

                                                        SMALL CAP          EMERGING          LIMITED
                                                          VALUE             GROWTH        MATURITY BOND       INDEX 500
                                                          FUND+             FUND+             FUND+              FUND+
                                                      --------------   ---------------   ---------------   ---------------
NET INVESTMENT INCOME (LOSS):
Dividends                                            $             -   $             -   $       510,776   $       920,910
EXPENSE:
Mortality and expense risk charges                           570,515           651,298           196,235           904,140
                                                     ---------------   ---------------   ---------------   ---------------

Net investment income (loss)                                (570,515)         (651,298)          314,541            16,770
                                                     ---------------   ---------------   ---------------   ---------------

NET REALIZED AND UNREALIZED GAINS (LOSSES) ON
  INVESTMENTS:
Realized gains (losses) from redemption of fund
  shares                                                  (1,406,082)      (11,010,233)           11,733        (4,434,333)

Capital gains distributions                                3,075,988                 -           122,945                 -
                                                     ---------------   ---------------   ---------------   ---------------

Net realized gains (losses) from investment
  transactions                                             1,669,906       (11,010,233)          134,678        (4,434,333)

Net change in unrealized appreciation (depreciation)
  of investments                                         (10,554,994)      (19,471,811)          233,639       (15,838,457)
                                                     ---------------   ---------------   ---------------   ---------------

Net realized and unrealized gains (losses) on
  investments                                             (8,885,088)      (30,482,044)          368,317       (20,272,790)
                                                     ---------------   ---------------   ---------------   ---------------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING
  FROM OPERATIONS                                    $    (9,455,603)  $   (31,133,342)  $       682,858   $   (20,256,020)
                                                     ===============   ===============   ===============   ===============

(a)         FOR THE PERIOD FROM MAY 1, 2002 (DATE FUND BECAME AVAILABLE FOR
            INVESTMENT TO CONTRACT OWNERS) TO DECEMBER 31, 2002
(b)         FOR THE PERIOD FROM MAY 24, 2002 (DATE FUND BECAME AVAILABLE FOR
            INVESTMENT TO CONTRACT OWNERS) TO DECEMBER 31, 2002
+           INVESTMENT IN PENN SERIES FUNDS, INC.
++          INVESTMENT IN NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST
+++         INVESTMENT IN FIDELITY INVESTMENTS' VARIABLE INSURANCE PRODUCTS
            FUNDS I AND II
++++        INVESTMENT IN VAN KAMPEN'S THE UNIVERSAL INSTITUTIONAL FUNDS, INC.
^           INVESTMENT IN AIM VARIABLE INSURANCE FUNDS
#           INVESTMENT IN FEDERATED INSURANCE SERIES
@           INVESTMENT IN RYDEX VARIABLE TRUST
~           INVESTMENT IN T. ROWE PRICE EQUITY SERIES, INC.
|           INVESTMENT IN T. ROWE PRICE INTERNATIONAL SERIES, INC.

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

PENN MUTUAL VARIABLE ANNUITY ACCOUNT III
STATEMENTS OF ASSETS AND LIABILITIES - DECEMBER 31, 2002

                                                         MID CAP           MID CAP          LARGE CAP         STRATEGIC
                                                         GROWTH             VALUE            GROWTH             VALUE
                                                          FUND+             FUND+            FUND+              FUND+
                                                     ---------------   ---------------   ---------------   ---------------
INVESTMENT IN COMMON STOCK
Number of Shares                                           4,091,539         3,149,641           201,070           228,233
Cost                                                 $    35,966,596   $    32,477,775   $     1,758,126   $     1,984,755

ASSETS:
Investments at market value                          $    17,348,129   $    30,708,998   $     1,691,046   $     1,949,110
Dividends receivable                                               -                 -                 -                 -
Receivable for securities                                          -                 -                 -                 -

LIABILITIES:
Due to The Penn Mutual Life Insurance Company                    621             1,095                62                73
Payable for securities                                             -                 -                 -                 -
                                                     ---------------   ---------------   ---------------   ---------------
NET ASSETS                                           $    17,347,508   $    30,707,903   $     1,690,984   $     1,949,037
                                                     ===============   ===============   ===============   ===============

PENN MUTUAL VARIABLE ANNUITY ACCOUNT III
STATEMENTS OF OPERATIONS - FOR THE YEAR ENDED DECEMBER 31, 2002

                                                         MID CAP           MID CAP          LARGE CAP         STRATEGIC
                                                         GROWTH             VALUE            GROWTH             VALUE
                                                          FUND+             FUND+           FUND(a)+           FUND(a)+
                                                     ---------------   ---------------   ---------------   ---------------
NET INVESTMENT INCOME (LOSS):
Dividends                                            $             -   $       186,752   $         5,932   $         7,842
EXPENSE:
Mortality and expense risk charges                           274,469           446,216             6,584             8,718
                                                     ---------------   ---------------   ---------------   ---------------
Net investment income (loss)                                (274,469)         (259,464)             (652)             (876)
                                                     ---------------   ---------------   ---------------   ---------------

NET REALIZED AND UNREALIZED GAINS (LOSSES) ON
  INVESTMENTS:
Realized gains (losses) from redemption of fund
  shares                                                  (1,899,003)         (550,378)          (10,376)              341

Capital gains distributions                                        -                 -                 -                 -
                                                     ---------------   ---------------   ---------------   ---------------
Net realized gains (losses) from investment
  transactions                                            (1,899,003)         (550,378)          (10,376)              341

Net change in unrealized appreciation (depreciation)
  of investments                                          (6,290,031)       (3,330,034)          (67,081)          (35,644)
                                                     ---------------   ---------------   ---------------   ---------------
Net realized and unrealized gains (losses) on
  investments                                             (8,189,034)       (3,880,412)          (77,457)          (35,303)
                                                     ---------------   ---------------   ---------------   ---------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
  FROM OPERATIONS                                    $    (8,463,503)  $    (4,139,876)  $       (78,109)  $       (36,179)
                                                     ===============   ===============   ===============   ===============

(a)         FOR THE PERIOD FROM MAY 1, 2002 (DATE FUND BECAME AVAILABLE FOR
            INVESTMENT TO CONTRACT OWNERS) TO DECEMBER 31, 2002
(b)         FOR THE PERIOD FROM MAY 24, 2002 (DATE FUND BECAME AVAILABLE FOR
            INVESTMENT TO CONTRACT OWNERS) TO DECEMBER 31, 2002
+           INVESTMENT IN PENN SERIES FUNDS, INC.
++          INVESTMENT IN NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST
+++         INVESTMENT IN FIDELITY INVESTMENTS' VARIABLE INSURANCE PRODUCTS
            FUNDS I AND II
++++        INVESTMENT IN VAN KAMPEN'S THE UNIVERSAL INSTITUTIONAL FUNDS, INC.
^           INVESTMENT IN AIM VARIABLE INSURANCE FUNDS
#           INVESTMENT IN FEDERATED INSURANCE SERIES
@           INVESTMENT IN RYDEX VARIABLE TRUST
~           INVESTMENT IN T. ROWE PRICE EQUITY SERIES, INC.
|           INVESTMENT IN T. ROWE PRICE INTERNATIONAL SERIES, INC.

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

PENN MUTUAL VARIABLE ANNUITY ACCOUNT III
STATEMENTS OF ASSETS AND LIABILITIES - DECEMBER 31, 2002

                                                    REIT             BALANCED        EQUITY INCOME        GROWTH
                                                    FUND+           PORTFOLIO++       PORTFOLIO+++      PORTFOLIO+++
                                                ---------------   ---------------   ---------------   ---------------
INVESTMENT IN COMMON STOCK
Number of Shares                                        219,396         3,477,396         3,154,019         3,603,236
Cost                                            $     2,035,637   $    55,728,820   $    65,066,739   $   133,052,636

ASSETS:
Investments at market value                     $     1,974,564   $    27,158,464   $    57,276,976   $    84,459,832
Dividends receivable                                          -                 -                 -                 -
Receivable for securities                                     -                 -                 -                 -

LIABILITIES:
Due to The Penn Mutual Life Insurance Company                71               960             2,037             2,983
Payable for securities                                        -                 -                 -                 -

                                                ---------------   ---------------   ---------------   ---------------
NET ASSETS                                      $     1,974,493   $    27,157,504   $    57,274,939   $    84,456,849
                                                ===============   ===============   ===============   ===============

PENN MUTUAL VARIABLE ANNUITY ACCOUNT III
STATEMENTS OF OPERATIONS - FOR THE YEAR ENDED DECEMBER 31, 2002

                                                     REIT             BALANCED         EQUITY INCOME         GROWTH
                                                    FUND(a)+         PORTFOLIO++        PORTFOLIO+++       PORTFOLIO+++
                                                ---------------    ---------------    ---------------    ---------------
NET INVESTMENT INCOME (LOSS):
Dividends                                       $        49,349    $       876,893    $     1,160,471    $       282,232
EXPENSE:
Mortality and expense risk charges                       10,161            415,194            850,998          1,370,916
                                                ---------------    ---------------    ---------------    ---------------

Net investment income (loss)                             39,188            461,699            309,473         (1,088,684)
                                                ---------------    ---------------    ---------------    ---------------

NET REALIZED AND UNREALIZED GAINS (LOSSES)
  ON INVESTMENTS:
Realized gains (losses) from redemption of
  fund shares                                            (2,680)        (1,601,867)        (1,881,248)       (12,364,016)
Capital gains distributions                                   -                  -          1,579,531                  -
                                                ---------------    ---------------    ---------------    ---------------

Net realized gains (losses) from investment
  transactions                                           (2,680)        (1,601,867)          (301,717)       (12,364,016)

Net change in unrealized appreciation
  (depreciation) of investments                         (61,073)        (5,727,781)       (13,652,129)       (27,921,040)
                                                ---------------    ---------------    ---------------    ---------------

Net realized and unrealized gains (losses)
  on investments                                        (63,753)        (7,329,648)       (13,953,846)       (40,285,056)
                                                ---------------    ---------------    ---------------    ---------------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING
  FROM OPERATIONS                               $       (24,565)   $    (6,867,949)   $   (13,644,373)   $   (41,373,740)
                                                ===============    ===============    ===============    ===============

(a)         FOR THE PERIOD FROM MAY 1, 2002 (DATE FUND BECAME AVAILABLE FOR
            INVESTMENT TO CONTRACT OWNERS) TO DECEMBER 31, 2002
(b)         FOR THE PERIOD FROM MAY 24, 2002 (DATE FUND BECAME AVAILABLE FOR
            INVESTMENT TO CONTRACT OWNERS) TO DECEMBER 31, 2002
+           INVESTMENT IN PENN SERIES FUNDS, INC.
++          INVESTMENT IN NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST
+++         INVESTMENT IN FIDELITY INVESTMENTS' VARIABLE INSURANCE PRODUCTS
            FUNDS I AND II
++++        INVESTMENT IN VAN KAMPEN'S THE UNIVERSAL INSTITUTIONAL FUNDS, INC.
^           INVESTMENT IN AIM VARIABLE INSURANCE FUNDS
#           INVESTMENT IN FEDERATED INSURANCE SERIES
@           INVESTMENT IN RYDEX VARIABLE TRUST
~           INVESTMENT IN T. ROWE PRICE EQUITY SERIES, INC.
|           INVESTMENT IN T. ROWE PRICE INTERNATIONAL SERIES, INC.

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

PENN MUTUAL VARIABLE ANNUITY ACCOUNT III
STATEMENTS OF ASSETS AND LIABILITIES - DECEMBER 31, 2002

                                                                       EMERGING         V.I. CAPITAL
                                                 ASSET MANAGER      MARKETS EQUITY      APPRECIATION     HIGH INCOME BOND
                                                  PORTFOLIO+++  (INT'L) PORTFOLIO++++      FUND^             FUND II#
                                                --------------- --------------------- ---------------    ---------------
INVESTMENT IN COMMON STOCK
Number of Shares                                      1,257,595          1,382,173              4,551            257,091
Cost                                            $    20,222,004    $    15,691,916    $        76,545    $     1,781,468

ASSETS:
Investments at market value                     $    16,034,329    $     8,348,326    $        74,770    $     1,820,204
Dividends receivable                                          -                  -                  -                  -
Receivable for securities                                     -                  -                  -                  -

LIABILITIES:
Due to The Penn Mutual Life Insurance Company               567                297                 67              1,958
Payable for securities                                        -                  -                  -                  -

                                                ---------------    ---------------    ---------------    ---------------
NET ASSETS                                      $    16,033,762    $     8,348,029    $        74,703    $     1,818,246
                                                ===============    ===============    ===============    ===============

PENN MUTUAL VARIABLE ANNUITY ACCOUNT III
STATEMENTS OF OPERATIONS - FOR THE YEAR ENDED DECEMBER 31, 2002

                                                                      EMERGING         V.I. CAPITAL
                                                 ASSET MANAGER      MARKETS EQUITY      APPRECIATION     HIGH INCOME BOND
                                                  PORTFOLIO+++  (INT'L) PORTFOLIO++++     FUND(b)^          FUND II (b)#
                                                --------------- --------------------- ---------------    ---------------
NET INVESTMENT INCOME (LOSS):
Dividends                                       $       766,141    $             -    $             -    $             -
EXPENSE:
Mortality and expense risk charges                      231,498            161,862                101              2,209
                                                ---------------    ---------------    ---------------    ---------------

Net investment income (loss)                            534,643           (161,862)              (101)            (2,209)
                                                ---------------    ---------------    ---------------    ---------------

NET REALIZED AND UNREALIZED GAINS (LOSSES)
  ON INVESTMENTS:
Realized gains (losses) from redemption of
  fund shares                                        (1,193,760)          (222,735)            (5,262)              (598)
Capital gains distributions                                   -                  -                  -                  -
                                                ---------------    ---------------    ---------------    ---------------

Net realized gains (losses) from investment
  transactions                                       (1,193,760)          (222,735)            (5,262)              (598)

Net change in unrealized appreciation
  (depreciation) of investments                      (1,476,788)          (665,641)            (1,776)            38,737
                                                ---------------    ---------------    ---------------    ---------------

Net realized and unrealized gains (losses)
  on investments                                     (2,670,548)          (888,376)            (7,038)            38,139
                                                ---------------    ---------------    ---------------    ---------------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING
  FROM OPERATIONS                               $    (2,135,905)   $    (1,050,238)   $        (7,139)            35,930
                                                ===============    ===============    ===============    ===============

(a)         FOR THE PERIOD FROM MAY 1, 2002 (DATE FUND BECAME AVAILABLE FOR
            INVESTMENT TO CONTRACT OWNERS) TO DECEMBER 31, 2002
(b)         FOR THE PERIOD FROM MAY 24, 2002 (DATE FUND BECAME AVAILABLE FOR
            INVESTMENT TO CONTRACT OWNERS) TO DECEMBER 31, 2002
+           INVESTMENT IN PENN SERIES FUNDS, INC.
++          INVESTMENT IN NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST
+++         INVESTMENT IN FIDELITY INVESTMENTS' VARIABLE INSURANCE PRODUCTS
            FUNDS I AND II
++++        INVESTMENT IN VAN KAMPEN'S THE UNIVERSAL INSTITUTIONAL FUNDS, INC.
^           INVESTMENT IN AIM VARIABLE INSURANCE FUNDS
#           INVESTMENT IN FEDERATED INSURANCE SERIES
@           INVESTMENT IN RYDEX VARIABLE TRUST
~           INVESTMENT IN T. ROWE PRICE EQUITY SERIES, INC.
|           INVESTMENT IN T. ROWE PRICE INTERNATIONAL SERIES, INC.

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

PENN MUTUAL VARIABLE ANNUITY ACCOUNT III
STATEMENTS OF ASSETS AND LIABILITIES - DECEMBER 31, 2002

                                              FINANCIAL SERVICES     HEALTH CARE           MEKROS             NOVA
                                                    FUND@               FUND@               FUND@             FUND@
                                              ------------------   ---------------    ---------------    ---------------
INVESTMENT IN COMMON STOCK
Number of Shares                                            326                 62             40,660                 16
Cost                                            $         6,240    $         1,152    $       837,521    $            90

ASSETS:
Investments at market value                     $         6,576    $         1,160    $       817,661    $            84
Dividends receivable                                          -                  -                  -                  -
Receivable for securities                                     -                  -                  -                  -

LIABILITIES:
Due to The Penn Mutual Life Insurance Company               424                470              1,002                 84
Payable for securities                                        -                  -                  -                  -

                                                ---------------    ---------------    ---------------    ---------------
NET ASSETS                                      $         6,152    $           690    $       816,659    $             -
                                                ===============    ===============    ===============    ===============

PENN MUTUAL VARIABLE ANNUITY ACCOUNT III
STATEMENTS OF OPERATIONS - FOR THE YEAR ENDED DECEMBER 31, 2002

                                              FINANCIAL SERVICES     HEALTH CARE           MEKROS             NOVA
                                                  FUND (b)@           FUND (b)@          FUND (b)@          FUND (b)@
                                              ------------------   ---------------    ---------------    ---------------
NET INVESTMENT INCOME (LOSS):
Dividends                                       $           305    $             -    $         1,027    $             1
EXPENSE:

Mortality and expense risk charges                          515                587              1,063                190
                                                ---------------    ---------------    ---------------    ---------------

Net investment income (loss)                               (210)              (587)               (36)              (189)
                                                ---------------    ---------------    ---------------    ---------------

NET REALIZED AND UNREALIZED GAINS (LOSSES)
  ON INVESTMENTS:
Realized gains (losses) from redemption of
  fund shares                                            14,380              1,237             22,674             (3,478)
Capital gains distributions                                   -                  -                  -                  -
                                                ---------------    ---------------    ---------------    ---------------

Net realized gains (losses) from investment
  transactions                                           14,380              1,237             22,674             (3,478)

Net change in unrealized appreciation
  (depreciation) of investments                             336                  7            (19,861)                (4)
                                                ---------------    ---------------    ---------------    ---------------

Net realized and unrealized gains (losses)
  on investments                                         14,716              1,244              2,813             (3,482)
                                                ---------------    ---------------    ---------------    ---------------

NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM OPERATIONS                     $        14,506    $           657    $         2,777    $        (3,671)
                                                ===============    ===============    ===============    ===============

(a)         FOR THE PERIOD FROM MAY 1, 2002 (DATE FUND BECAME AVAILABLE FOR
            INVESTMENT TO CONTRACT OWNERS) TO DECEMBER 31, 2002
(b)         FOR THE PERIOD FROM MAY 24, 2002 (DATE FUND BECAME AVAILABLE FOR
            INVESTMENT TO CONTRACT OWNERS) TO DECEMBER 31, 2002
+           INVESTMENT IN PENN SERIES FUNDS, INC.
++          INVESTMENT IN NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST
+++         INVESTMENT IN FIDELITY INVESTMENTS' VARIABLE INSURANCE PRODUCTS
            FUNDS I AND II
++++        INVESTMENT IN VAN KAMPEN'S THE UNIVERSAL INSTITUTIONAL FUNDS, INC.
^           INVESTMENT IN AIM VARIABLE INSURANCE FUNDS
#           INVESTMENT IN FEDERATED INSURANCE SERIES
@           INVESTMENT IN RYDEX VARIABLE TRUST
~           INVESTMENT IN T. ROWE PRICE EQUITY SERIES, INC.
|           INVESTMENT IN T. ROWE PRICE INTERNATIONAL SERIES, INC.

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

PENN MUTUAL VARIABLE ANNUITY ACCOUNT III
STATEMENTS OF ASSETS AND LIABILITIES - DECEMBER 31, 2002

                                                                                                         U.S. GOVERNMENT
                                                      OTC             TECHNOLOGY           URSA               BOND
                                                     FUND@              FUND@              FUND@              FUND@
                                                ---------------    ---------------    ---------------    ---------------
INVESTMENT IN COMMON STOCK
Number of Shares                                             18                 17                  -              6,500
Cost                                            $           161    $           144    $             -    $        85,423

ASSETS:
Investments at market value                     $           161    $           162    $             -    $        85,016
Dividends receivable                                          -                  -                  -                  -
Receivable for securities                                     -                  -                  -                  -

LIABILITIES:
Due to The Penn Mutual Life Insurance Company               161                162                  -                 47
Payable for securities                                        -                  -                  -                  -

                                                ---------------    ---------------    ---------------    ---------------
NET ASSETS                                      $             -    $             -    $             -    $        84,969
                                                ===============    ===============    ===============    ===============

PENN MUTUAL VARIABLE ANNUITY ACCOUNT III
STATEMENTS OF OPERATIONS - FOR THE YEAR ENDED DECEMBER 31, 2002

                                                                                                         U.S. GOVERNMENT
                                                     OTC             TECHNOLOGY           URSA                BOND
                                                   FUND (b)@          FUND (b)@         FUND (b)@           FUND (b)@
                                                ---------------    ---------------    ---------------    ---------------
NET INVESTMENT INCOME (LOSS):
Dividends                                       $             -    $             -    $             -    $           735
EXPENSE:
Mortality and expense risk charges                          167                194                  2                206
                                                ---------------    ---------------    ---------------    ---------------

Net investment income (loss)                               (167)              (194)                (2)               529
                                                ---------------    ---------------    ---------------    ---------------

NET REALIZED AND UNREALIZED GAINS (LOSSES)
  ON INVESTMENTS:
Realized gains (losses) from redemption of
  fund shares                                             2,158              3,150                  -              3,182
Capital gains distributions                                   -                  -                  -                  -
                                                ---------------    ---------------    ---------------    ---------------

Net realized gains (losses) from investment
  transactions                                            2,158              3,150                  -              3,182

Net change in unrealized appreciation
  (depreciation) of investments                               -                 19                  -               (409)
                                                ---------------    ---------------    ---------------    ---------------

Net realized and unrealized gains (losses)
  on investments                                          2,158              3,169                  -              2,773
                                                ---------------    ---------------    ---------------    ---------------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING
  FROM OPERATIONS                               $         1,991    $         2,975    $            (2)             3,302
                                                ===============    ===============    ===============    ===============

(a)         FOR THE PERIOD FROM MAY 1, 2002 (DATE FUND BECAME AVAILABLE FOR
            INVESTMENT TO CONTRACT OWNERS) TO DECEMBER 31, 2002
(b)         FOR THE PERIOD FROM MAY 24, 2002 (DATE FUND BECAME AVAILABLE FOR
            INVESTMENT TO CONTRACT OWNERS) TO DECEMBER 31, 2002
+           INVESTMENT IN PENN SERIES FUNDS, INC.
++          INVESTMENT IN NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST
+++         INVESTMENT IN FIDELITY INVESTMENTS' VARIABLE INSURANCE PRODUCTS
            FUNDS I AND II
++++        INVESTMENT IN VAN KAMPEN'S THE UNIVERSAL INSTITUTIONAL FUNDS, INC.
^           INVESTMENT IN AIM VARIABLE INSURANCE FUNDS
#           INVESTMENT IN FEDERATED INSURANCE SERIES
@           INVESTMENT IN RYDEX VARIABLE TRUST
~           INVESTMENT IN T. ROWE PRICE EQUITY SERIES, INC.
|           INVESTMENT IN T. ROWE PRICE INTERNATIONAL SERIES, INC.

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

PENN MUTUAL VARIABLE ANNUITY ACCOUNT III
STATEMENTS OF ASSETS AND LIABILITIES - DECEMBER 31, 2002

                                                U.S. GOVERNMENT                                           INTERNATIONAL
                                                 MONEY MARKET         UTILITES         EQUITY INCOME          STOCK
                                                     FUND@              FUND@          PORTFOLIO II~       PORTFOLIO |
                                                ---------------    ---------------    ---------------    ---------------
INVESTMENT IN COMMON STOCK
Number of Shares                                        853,242              6,959              3,648                375
Cost                                            $       853,242    $        84,369    $        58,338    $         3,234

ASSETS:
Investments at market value                     $       853,242    $        85,182    $        59,642    $         3,473
Dividends receivable                                          -                  -                  -                  -
Receivable for securities                                     -                  -                  -                  -

LIABILITIES:
Due to The Penn Mutual Life Insurance Company             5,865                136                143                718
Payable for securities                                        -                  -                  -                  -

                                                ---------------    ---------------    ---------------    ---------------
NET ASSETS                                      $       847,377    $        85,046    $        59,499    $         2,755
                                                ===============    ===============    ===============    ===============

PENN MUTUAL VARIABLE ANNUITY ACCOUNT III
STATEMENTS OF OPERATIONS - FOR THE YEAR ENDED DECEMBER 31, 2002

                                                U.S. GOVERNMENT                                           INTERNATIONAL
                                                 MONEY MARKET         UTILITES         EQUITY INCOME          STOCK
                                                   FUND (b)@         FUND (b)@        PORTFOLIO II (b)~    PORTFOLIO (b)|
                                                ---------------    ---------------    ----------------   ---------------
NET INVESTMENT INCOME (LOSS):
Dividends                                       $         1,838    $             -    $           543    $            35
EXPENSE:
Mortality and expense risk charges                        8,653                192                176                718
                                                ---------------    ---------------    ---------------    ---------------

Net investment income (loss)                             (6,815)              (192)               367               (683)
                                                ---------------    ---------------    ---------------    ---------------

NET REALIZED AND UNREALIZED GAINS (LOSSES)
  ON INVESTMENTS:
Realized gains (losses) from redemption of
  fund shares                                                 -            (14,748)              (277)               934
Capital gains distributions                                   -                  -                  -                  4
                                                ---------------    ---------------    ---------------    ---------------

Net realized gains (losses) from investment
  transactions                                                -            (14,748)              (277)               938

Net change in unrealized appreciation
  (depreciation) of investments                               -                813              1,303                239
                                                ---------------    ---------------    ---------------    ---------------

Net realized and unrealized gains (losses)
  on investments                                              -            (13,935)             1,026              1,177
                                                ---------------    ---------------    ---------------    ---------------

NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM OPERATIONS                     $        (6,815)   $        (4,127)   $         1,393    $           494
                                                ===============    ===============    ===============    ===============

(a)         FOR THE PERIOD FROM MAY 1, 2002 (DATE FUND BECAME AVAILABLE FOR
            INVESTMENT TO CONTRACT OWNERS) TO DECEMBER 31, 2002
(b)         FOR THE PERIOD FROM MAY 24, 2002 (DATE FUND BECAME AVAILABLE FOR
            INVESTMENT TO CONTRACT OWNERS) TO DECEMBER 31, 2002
+           INVESTMENT IN PENN SERIES FUNDS, INC.
++          INVESTMENT IN NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST
+++         INVESTMENT IN FIDELITY INVESTMENTS' VARIABLE INSURANCE PRODUCTS
            FUNDS I AND II
++++        INVESTMENT IN VAN KAMPEN'S THE UNIVERSAL INSTITUTIONAL FUNDS, INC.
^           INVESTMENT IN AIM VARIABLE INSURANCE FUNDS
#           INVESTMENT IN FEDERATED INSURANCE SERIES
@           INVESTMENT IN RYDEX VARIABLE TRUST
~           INVESTMENT IN T. ROWE PRICE EQUITY SERIES, INC.
|           INVESTMENT IN T. ROWE PRICE INTERNATIONAL SERIES, INC.

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

PENN MUTUAL VARIABLE ANNUITY ACCOUNT III
STATEMENTS OF CHANGES IN NET ASSETS - FOR THE YEARS ENDED DECEMBER 31, 2002 AND 2001

                                                               TOTAL                          MONEY MARKET FUND+
                                                ----------------------------------    ----------------------------------
                                                    2002                2001              2002                2001
                                                ---------------    ---------------    ---------------    ---------------
OPERATIONS:
     Net investment income (loss)               $     7,246,433    $    17,859,189    $       190,008    $     1,216,227
     Net realized gains (losses) from
          investment transactions                   (41,189,913)        24,225,511                  -                  -
     Net change in unrealized appreciation
          (depreciation) of investments            (165,021,334)      (165,927,120)                 -                  -
                                                ---------------    ---------------    ---------------    ---------------
Net increase (decrease) in net assets
          resulting from operations                (198,964,814)      (123,842,420)           190,008          1,216,227
                                                ---------------    ---------------    ---------------    ---------------

VARIABLE ANNUITY ACTIVITIES:
     Purchase payments                              138,973,340        109,211,483         27,285,224         10,734,710
     Surrender benefits                              (1,959,661)        (1,725,732)          (527,668)          (136,638)
     Net transfers                                   (2,444,208)        64,313,400          9,721,490         15,068,980
     Considerations for supplementary
          contracts with life                           206,894                  -             20,003                  -
     Payments for supplementary
          contracts with life                           (40,126)           (31,857)              (455)                 -
     Contract administration charges                 (1,152,864)        (1,145,565)           (44,801)           (33,158)
     Annuity benefits                              (147,255,937)      (153,303,643)       (30,045,292)       (11,212,133)
                                                ---------------    ---------------    ---------------    ---------------
Net increase (decrease) in net assets
     resulting from variable annuity activities     (13,672,562)        17,318,086          6,408,501         14,421,761
                                                ---------------    ---------------    ---------------    ---------------
      Total increase (decrease) in net assets      (212,637,376)      (106,524,334)         6,598,509         15,637,988
NET ASSETS:
  Beginning of year                               1,321,418,418      1,427,942,752         54,541,534         38,903,546
                                                ---------------    ---------------    ---------------    ---------------
   END OF YEAR                                  $ 1,108,781,042    $ 1,321,418,418    $    61,140,043    $    54,541,534
                                                ===============    ===============    ===============    ===============

                                                        QUALITY BOND FUND+
                                                ----------------------------------
                                                     2002              2001
                                                ---------------    ---------------
OPERATIONS:
     Net investment income (loss)               $     1,928,886    $     3,577,979
     Net realized gains (losses) from
          investment transactions                        82,983            244,517
     Net change in unrealized appreciation
          (depreciation) of investments                 618,018           (647,546)
                                                ---------------    ---------------
Net increase (decrease) in net assets
          resulting from operations                   2,629,887          3,174,950
                                                ---------------    ---------------

VARIABLE ANNUITY ACTIVITIES:
     Purchase payments                                9,973,459         10,379,172
     Surrender benefits                                (105,928)           (62,494)
     Net transfers                                    9,604,698         13,384,646
     Considerations for supplementary
          contracts with life                            17,488                  -
     Payments for supplementary
          contracts with life                            (1,147)                 -
     Contract administration charges                    (43,130)           (29,227)
     Annuity benefits                                (7,072,551)        (5,290,611)
                                                ---------------    ---------------
Net increase (decrease) in net assets
     resulting from variable annuity activities      12,372,889         18,381,486
                                                ---------------    ---------------
     Total increase (decrease) in net asset          15,002,776         21,556,436
NET ASSETS:
  Beginning of year                                  57,852,474         36,296,038
                                                ---------------    ---------------
   END OF YEAR                                  $    72,855,250    $    57,852,474
                                                ===============    ===============

                                                     HIGH YIELD BOND FUND+                  GROWTH EQUITY FUND+
                                                ----------------------------------    ----------------------------------
                                                    2002                2001              2002               2001
                                                ---------------    ---------------    ---------------    ---------------
OPERATIONS:
     Net investment income (loss)               $     3,175,687    $     2,970,131    $      (980,711)   $    (1,409,242)
     Net realized gains (losses) from
          investment transactions                      (327,986)           124,566        (18,356,437)        (8,502,634)
     Net change in unrealized appreciation
          (depreciation) of investments              (2,068,514)        (1,069,164)       (14,624,459)       (31,396,566)
                                                ---------------    ---------------    ---------------    ---------------
Net increase (decrease) in net assets
          resulting from operations                     779,187          2,025,533        (33,961,607)       (41,308,442)
                                                ---------------    ---------------    ---------------    ---------------

VARIABLE ANNUITY ACTIVITIES:
     Purchase payments                                3,131,007          3,024,769          4,107,002          6,713,838
     Surrender benefits                                 (48,948)           (48,079)           (61,927)          (114,216)
     Net transfers                                      497,145          2,362,912         (9,493,421)        (6,584,444)
     Considerations for supplementary
          contracts with life                                 -                  -                  -                  -
     Payments for supplementary
          contracts with life                                 -                  -                  -                  -
     Contract administration charges                    (31,169)           (28,342)           (91,647)          (112,835)
     Annuity benefits                                (4,165,472)        (5,079,155)        (7,743,815)       (17,704,772)
                                                ---------------    ---------------    ---------------    ---------------
Net increase (decrease) in net assets resulting
     from variable annuity activities                  (617,437)           232,105        (13,283,808)       (17,802,429)
                                                ---------------    ---------------    ---------------    ---------------
     Total increase (decrease) in net assets            161,750          2,257,638        (47,245,415)       (59,110,871)
NET ASSETS:
  Beginning of year                                  38,243,189         35,985,551        102,941,008        162,051,879
                                                ---------------    ---------------    ---------------    ---------------
   END OF YEAR                                  $    38,404,939    $    38,243,189    $    55,695,593    $   102,941,008
                                                ===============    ===============    ===============    ===============

                                                     LARGE CAP VALUE FUND+
                                                ----------------------------------
                                                     2002               2001
                                                ---------------    ---------------
OPERATIONS:
     Net investment income (loss)               $       251,225    $     2,155,906
     Net realized gains (losses) from
          investment transactions                      (481,686)           611,958
     Net change in unrealized appreciation
          (depreciation) of investments             (22,071,000)        (8,460,038)
                                                ---------------    ---------------
Net increase (decrease) in net assets
          resulting from operations                 (22,301,461)        (5,692,174)
                                                ---------------    ---------------

VARIABLE ANNUITY ACTIVITIES:
     Purchase payments                                8,035,510          6,864,056
     Surrender benefits                                (130,236)          (138,315)
     Net transfers                                   (5,523,175)         4,138,586
     Considerations for supplementary
          contracts with life                                 -                  -
     Payments for supplementary
          contracts with life                                 -                  -
     Contract administration charges                   (113,423)          (115,960)
     Annuity benefits                               (13,341,251)       (19,391,316)
                                                ---------------    ---------------
Net increase (decrease) in net assets resulting
     from variable annuity activities               (11,072,575)        (8,642,949)
                                                ---------------    ---------------
     Total increase (decrease)  in net assets       (33,374,036)       (14,335,123)
NET ASSETS:
  Beginning of year                                 138,941,170        153,276,293
                                                ---------------    ---------------
   END OF YEAR                                  $   105,567,134    $   138,941,170
                                                ===============    ===============

(a)         FOR THE PERIOD FROM MAY 1, 2002 (DATE FUND BECAME AVAILABLE FOR
            INVESTMENT TO CONTRACT OWNERS) TO DECEMBER 31, 2002
(b)         FOR THE PERIOD FROM MAY 24, 2002 (DATE FUND BECAME AVAILABLE FOR
            INVESTMENT TO CONTRACT OWNERS) TO DECEMBER 31, 2002
+           INVESTMENT IN PENN SERIES FUNDS, INC.
++          INVESTMENT IN NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST
+++         INVESTMENT IN FIDELITY INVESTMENTS' VARIABLE INSURANCE PRODUCTS
            FUNDS I AND II
++++        INVESTMENT IN VAN KAMPEN'S THE UNIVERSAL INSTITUTIONAL FUNDS, INC.
^           INVESTMENT IN AIM VARIABLE INSURANCE FUNDS
#           INVESTMENT IN FEDERATED INSURANCE SERIES
@           INVESTMENT IN RYDEX VARIABLE TRUST
~           INVESTMENT IN T. ROWE PRICE EQUITY SERIES, INC.
|           INVESTMENT IN T. ROWE PRICE INTERNATIONAL SERIES, INC.

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

PENN MUTUAL VARIABLE ANNUITY ACCOUNT III
STATEMENTS OF CHANGES IN NET ASSETS - FOR THE YEARS ENDED DECEMBER 31, 2002 AND 2001

                                                       FLEXIBLY MANAGED FUND+              INTERNATIONAL EQUITY FUND+
                                                ----------------------------------    ----------------------------------
                                                    2002               2001                2002                2001
                                                ---------------    ---------------    ---------------    ---------------
OPERATIONS:
     Net investment income (loss)               $     4,652,656    $     8,421,261    $      (629,323)   $       432,882
     Net realized gains (losses) from
          investment transactions                    14,264,246         14,531,905         (4,608,216)        (3,375,150)
     Net change in unrealized appreciation
          (depreciation) of investments             (22,413,948)         2,170,799            378,030        (24,778,661)
                                                ---------------    ---------------    ---------------    ---------------
Net increase (decrease) in net assets
          resulting from operations                  (3,497,046)        25,123,965         (4,859,509)       (27,720,929)
                                                ---------------    ---------------    ---------------    ---------------

VARIABLE ANNUITY ACTIVITIES:
     Purchase payments                               34,810,288         19,306,113          3,013,113          3,488,120
     Surrender benefits                                (276,094)          (320,951)           (74,002)           (86,146)
     Net transfers                                    3,772,068         25,508,463         (6,842,116)        (3,549,965)
     Considerations for supplementary
          contracts with life                           100,394                  -                  -                  -
     Payments for supplementary
          contracts with life                           (33,594)           (28,265)                 -                  -
     Contract administration charges                   (268,057)          (238,341)           (55,800)           (64,806)
     Annuity benefits                               (31,808,938)       (34,451,360)        (6,674,615)        (7,916,783)
                                                ---------------    ---------------    ---------------    ---------------
Net increase (decrease) in net assets
     resulting from variable annuity activities       6,296,067          9,775,659        (10,633,420)        (8,129,580)
                                                ---------------    ---------------    ---------------    ---------------
      Total increase (decrease) in net assets         2,799,021         34,899,624        (15,492,929)       (35,850,509)
NET ASSETS:
  Beginning of year                                 313,512,063        278,612,439         62,192,792         98,043,301
                                                ---------------    ---------------    ---------------    ---------------
   END OF YEAR                                  $   316,311,084    $   313,512,063    $    46,699,863    $    62,192,792
                                                ===============    ===============    ===============    ===============

                                                             SMALL CAP
                                                            VALUE FUND+
                                                ----------------------------------
                                                     2002              2001
                                                ---------------    ---------------
OPERATIONS:
     Net investment income (loss)               $      (570,515)   $       377,713
     Net realized gains (losses) from
          investment transactions                     1,669,906            805,361
     Net change in unrealized appreciation
          (depreciation) of investments             (10,554,994)         3,741,483
                                                ---------------    ---------------
Net increase (decrease) in net assets
          resulting from operations                  (9,455,603)         4,924,557
                                                ---------------    ---------------

VARIABLE ANNUITY ACTIVITIES:
     Purchase payments                                6,202,571          3,774,923
     Surrender benefits                                 (49,562)           (55,089)
     Net transfers                                     (323,128)        10,708,991
     Considerations for supplementary
          contracts with life                            17,738                  -
     Payments for supplementary
          contracts with life                              (949)                 -
     Contract administration charges                    (39,739)           (30,190)
     Annuity benefits                                (3,725,340)        (3,069,343)
                                                ---------------    ---------------
Net increase (decrease) in net assets
     resulting from variable annuity activities       2,081,591         11,329,292
                                                ---------------    ---------------
      Total increase (decrease) in net asset         (7,374,012)        16,253,849
NET ASSETS:
  Beginning of year                                  45,012,119         28,758,270
                                                ---------------    ---------------
   END OF YEAR                                  $    37,638,107    $    45,012,119
                                                ===============    ===============

                                                                                               LIMITED MATURITY
                                                      EMERGING GROWTH FUND+                       BOND FUND+
                                                ----------------------------------    ----------------------------------
                                                     2002              2001               2002                2001
                                                ---------------    ---------------    ---------------    ---------------
OPERATIONS:
     Net investment income (loss)               $      (651,298)   $      (851,330)   $       314,541    $       286,428
     Net realized gains (losses) from
          investment transactions                   (11,010,233)            36,863            134,678              2,615
     Net change in unrealized appreciation
          (depreciation) of investments             (19,471,811)       (14,790,929)           233,639             62,354
                                                ---------------    ---------------    ---------------    ---------------
Net increase (decrease) in net assets
          resulting from operations                 (31,133,342)       (15,605,396)           682,858            351,397
                                                ---------------    ---------------    ---------------    ---------------

VARIABLE ANNUITY ACTIVITIES:
     Purchase payments                                4,256,394          5,647,301          2,406,687          1,005,182
     Surrender benefits                                 (88,905)          (115,685)           (36,903)            (6,495)
     Net transfers                                   (3,610,246)        (2,484,652)        13,535,820          2,649,008
     Considerations for supplementary
          contracts with life                                 -                  -                  -                  -
     Payments for supplementary
          contracts with life                                 -                  -                  -                  -
     Contract administration charges                    (65,164)           (77,520)            (8,903)            (4,388)
     Annuity benefits                                (4,766,345)        (6,154,741)        (1,978,467)          (824,480)
                                                ---------------    ---------------    ---------------    ---------------
Net increase (decrease) in net assets resulting
     from variable annuity activities                (4,274,266)        (3,185,297)        13,918,234          2,818,827
                                                ---------------    ---------------    ---------------    ---------------
     Total increase (decrease) in net assets        (35,407,608)       (18,790,693)        14,601,092          3,170,224
NET ASSETS:
  Beginning of year                                  72,857,101         91,647,794          9,198,599          6,028,375
                                                ---------------    ---------------    ---------------    ---------------
  END OF YEAR                                   $    37,449,493    $    72,857,101    $    23,799,691    $     9,198,599
                                                ===============    ===============    ===============    ===============

                                                            INDEX 500
                                                               FUND+
                                                ----------------------------------
                                                     2002              2001
                                                ---------------    ---------------
Operations:
     Net investment income (loss)               $        16,770    $       (47,274)
     Net realized gains (losses) from
          investment transactions                    (4,434,333)        (2,064,102)
     Net change in unrealized appreciation
          (depreciation) of investments             (15,838,457)       (11,061,435)
                                                ---------------    ---------------
Net increase (decrease) in net assets
          resulting from operations                 (20,256,020)       (13,172,811)
                                                ---------------    ---------------

VARIABLE ANNUITY ACTIVITIES:
     Purchase payments                                6,224,461          7,290,417
     Surrender benefits                                (134,668)          (152,859)
     Net transfers                                   (3,336,152)         1,969,254
     Considerations for supplementary
          contracts with life                                 -                  -
     Payments for supplementary
          contracts with life                            (2,835)            (3,592)
     Contract administration charges                    (86,941)           (92,501)
     Annuity benefits                                (6,934,411)        (8,630,284)
                                                ---------------    ---------------
Net increase (decrease) in net assets resulting
     from variable annuity activities                (4,270,546)           380,435
                                                ---------------    ---------------
     Total increase (decrease) in net assets        (24,526,566)       (12,792,376)
NET ASSETS:
  Beginning of year                                  87,009,307         99,801,683
                                                ---------------    ---------------
  END OF YEAR                                   $    62,482,741    $    87,009,307
                                                ===============    ===============

(a)         FOR THE PERIOD FROM MAY 1, 2002 (DATE FUND BECAME AVAILABLE FOR
            INVESTMENT TO CONTRACT OWNERS) TO DECEMBER 31, 2002
(b)         FOR THE PERIOD FROM MAY 24, 2002 (DATE FUND BECAME AVAILABLE FOR
            INVESTMENT TO CONTRACT OWNERS) TO DECEMBER 31, 2002
+           INVESTMENT IN PENN SERIES FUNDS, INC.
++          INVESTMENT IN NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST
+++         INVESTMENT IN FIDELITY INVESTMENTS' VARIABLE INSURANCE PRODUCTS
            FUNDS I AND II
++++        INVESTMENT IN VAN KAMPEN'S THE UNIVERSAL INSTITUTIONAL FUNDS, INC.
^           INVESTMENT IN AIM VARIABLE INSURANCE FUNDS
#           INVESTMENT IN FEDERATED INSURANCE SERIES
@           INVESTMENT IN RYDEX VARIABLE TRUST
~           INVESTMENT IN T. ROWE PRICE EQUITY SERIES, INC.
|           INVESTMENT IN T. ROWE PRICE INTERNATIONAL SERIES, INC.

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

PENN MUTUAL VARIABLE ANNUITY ACCOUNT III
STATEMENTS OF CHANGES IN NET ASSETS - FOR THE YEARS ENDED DECEMBER 31, 2002 AND 2001

                                                             MID CAP                        MID CAP             LARGE CAP GROWTH
                                                          GROWTH FUND+                    VALUE FUND+               FUND(a)+
                                                  ----------------------------    ----------------------------  ----------------
                                                      2002            2001            2002            2001           2002
                                                  ------------    ------------    ------------    ------------  -----------------
OPERATIONS:
     Net investment income (loss)                 $   (274,469)   $   (325,669)   $   (259,464)   $  1,364,763    $       (652)
     Net realized gains (losses) from
          investment transactions                   (1,899,003)     (1,242,384)       (550,378)        318,209         (10,376)
     Net change in unrealized appreciation
          (depreciation) of investments             (6,290,031)     (7,382,959)     (3,330,034)     (3,053,110)        (67,081)
                                                  ------------    ------------    ------------    ------------    ------------
Net increase (decrease) in net assets
          resulting from operations                 (8,463,503)     (8,951,012)     (4,139,876)     (1,370,138)        (78,109)
                                                  ------------    ------------    ------------    ------------    ------------

VARIABLE ANNUITY ACTIVITIES:
     Purchase payments                               2,600,172       3,092,018       3,087,396       4,734,068         661,998
     Surrender benefits                                (24,999)        (29,147)        (45,741)        (46,557)           (258)
     Net transfers                                   1,579,349       3,212,054      (1,144,889)      3,807,964       1,124,380
     Considerations for supplementary
          contracts with life                                -               -               -               -               -
     Payments for supplementary
          contracts with life                                -               -               -               -               -
     Contract administration charges                   (22,177)        (22,214)        (29,431)        (25,662)           (307)
     Annuity benefits                               (2,157,198)     (2,509,231)     (2,400,508)     (2,584,690)        (16,720)
                                                  ------------    ------------    ------------    ------------    ------------
Net increase (decrease) in net assets
     resulting from variable annuity activities      1,975,147       3,743,480        (533,173)      5,885,123       1,769,093
                                                  ------------    ------------    ------------    ------------    ------------
      Total increase (decrease) in net assets       (6,488,356)     (5,207,532)     (4,673,049)      4,514,985       1,690,984
NET ASSETS:
  Beginning of year                                 23,835,864      29,043,396      35,380,952      30,865,967               -
                                                  ------------    ------------    ------------    ------------    ------------
   END OF YEAR                                    $ 17,347,508    $ 23,835,864    $ 30,707,903    $ 35,380,952    $  1,690,984
                                                  ============    ============    ============    ============    ============

                                                            STRATEGIC VALUE          REIT                      BALANCED
                                                               FUND (a)+           FUND (a)+                  PORTFOLIO++
                                                            ---------------    ---------------    ----------------------------------
                                                                 2002               2002               2002              2001
                                                            ---------------    ---------------    ---------------    ---------------
OPERATIONS:
     Net investment income (loss)                           $          (876)   $        39,188    $       461,699    $      292,955
     Net realized gains (losses) from
          investment transactions                                       341             (2,680)        (1,601,867)       14,003,787
     Net change in unrealized appreciation
          (depreciation) of investments                             (35,644)           (61,073)        (5,727,781)      (21,415,054)
                                                            ---------------    ---------------    ---------------    ---------------
Net increase (decrease) in net assets
          resulting from operations                                 (36,179)           (24,565)        (6,867,949)       (7,118,312)
                                                            ---------------    ---------------    ---------------    ---------------

VARIABLE ANNUITY ACTIVITIES:
     Purchase payments                                              537,680            728,948          2,332,034         3,636,846
     Surrender benefits                                                (274)              (190)           (49,471)          (51,038)
     Net transfers                                                1,467,573          1,288,056         (2,843,487)       (1,947,586)
     Considerations for supplementary
          contracts with life                                             -             19,868                  -                 -
     Payments for supplementary
          contracts with life                                             -               (436)                 -                 -
     Contract administration charges                                   (386)              (295)           (31,394)          (32,187)
     Annuity benefits                                               (19,377)           (36,893)        (3,708,448)       (4,697,772)
                                                            ---------------    ---------------    ---------------    ---------------
Net increase (decrease) in net assets resulting
     from variable annuity activities                             1,985,216          1,999,058         (4,300,766)       (3,091,737)
                                                            ---------------    ---------------    ---------------    ---------------
     Total increase (decrease)  in net assets                     1,949,037          1,974,493        (11,168,715)      (10,210,049)
NET ASSETS:
  Beginning of year                                                       -                  -         38,326,219        48,536,268
                                                            ---------------    ---------------    ---------------    ---------------
   END OF YEAR                                              $     1,949,037    $     1,974,493    $    27,157,504    $   38,326,219
                                                            ===============    ===============    ===============    ===============

(a)         FOR THE PERIOD FROM MAY 1, 2002 (DATE FUND BECAME AVAILABLE FOR
            INVESTMENT TO CONTRACT OWNERS) TO DECEMBER 31, 2002
(b)         FOR THE PERIOD FROM MAY 24, 2002 (DATE FUND BECAME AVAILABLE FOR
            INVESTMENT TO CONTRACT OWNERS) TO DECEMBER 31, 2002
+           INVESTMENT IN PENN SERIES FUNDS, INC.
++          INVESTMENT IN NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST
+++         INVESTMENT IN FIDELITY INVESTMENTS' VARIABLE INSURANCE PRODUCTS
            FUNDS I AND II
++++        INVESTMENT IN VAN KAMPEN'S THE UNIVERSAL INSTITUTIONAL FUNDS, INC.
^           INVESTMENT IN AIM VARIABLE INSURANCE FUNDS
#           INVESTMENT IN FEDERATED INSURANCE SERIES
@           INVESTMENT IN RYDEX VARIABLE TRUST
~           INVESTMENT IN T. ROWE PRICE EQUITY SERIES, INC.
|           INVESTMENT IN T. ROWE PRICE INTERNATIONAL SERIES, INC.

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

PENN MUTUAL VARIABLE ANNUITY ACCOUNT III
STATEMENTS OF CHANGES IN NET ASSETS - FOR THE YEARS ENDED DECEMBER 31, 2002 AND 2001

                                                          EQUITY INCOME                             GROWTH
                                                           PORTFOLIO+++                          PORTFOLIO+++
                                                ----------------------------------    ----------------------------------
                                                     2002               2001               2002                2001
                                                ---------------    ---------------    ---------------    ---------------
Operations:
     Net investment income (loss)               $       309,473    $       365,366    $    (1,088,684)   $    (1,597,357)
     Net realized gains (losses) from
          investment transactions                      (301,717)         3,435,445        (12,364,016)         5,681,844
     Net change in unrealized appreciation
          (depreciation) of investments             (13,652,129)        (8,443,106)       (27,921,040)       (36,930,647)
                                                ---------------    ---------------    ---------------    ---------------
Net increase (decrease) in net assets
          resulting from operations                 (13,644,373)        (4,642,295)       (41,373,740)       (32,846,160)
                                                ---------------    ---------------    ---------------    ---------------

VARIABLE ANNUITY ACTIVITIES:
     Purchase payments                                5,565,665          6,337,440          8,128,952         10,865,017
     Surrender benefits                                 (91,878)           (95,191)          (159,232)          (225,668)
     Net transfers                                   (1,761,475)         2,529,440         (7,570,532)        (4,368,579)
     Considerations for supplementary
          contracts with life                            31,403                  -                  -                  -
     Payments for supplementary
          contracts with life                              (710)                 -                  -                  -
     Contract administration charges                    (61,625)           (61,687)          (128,594)          (147,600)
     Annuity benefits                                (6,583,316)        (6,892,924)       (10,531,673)       (13,983,336)
                                                ---------------    ---------------    ---------------    ---------------
Net increase (decrease) in net assets
     resulting from variable annuity activities      (2,901,936)         1,817,078        (10,261,079)        (7,860,166)
                                                ---------------    ---------------    ---------------    ---------------
      Total increase (decrease) in net assets       (16,546,309)        (2,825,217)       (51,634,819)       (40,706,326)
NET ASSETS:
  Beginning of year                                  73,821,248         76,646,465        136,091,668        176,797,994
                                                ---------------    ---------------    ---------------    ---------------
   END OF YEAR                                  $    57,274,939    $    73,821,248    $    84,456,849    $   136,091,668
                                                ===============    ===============    ===============    ===============

                                                        ASSET MANAGER
                                                         PORTFOLIO+++
                                                ----------------------------------
                                                      2002            2001
                                                ---------------    ---------------
Operations:
     Net investment income (loss)               $       534,643    $       728,873
     Net realized gains (losses) from
          investment transactions                    (1,193,760)          (261,698)
     Net change in unrealized appreciation
          (depreciation) of investments              (1,476,788)        (1,784,423)
                                                ---------------    ---------------
Net increase (decrease) in net assets
          resulting from operations                  (2,135,905)        (1,317,248)
                                                ---------------    ---------------

VARIABLE ANNUITY ACTIVITIES:
     Purchase payments                                1,189,205          1,177,514
     Surrender benefits                                 (32,105)           (24,974)
     Net transfers                                   (1,976,153)        (1,805,977)
     Considerations for supplementary
          contracts with life                                 -                  -
     Payments for supplementary
          contracts with life                                 -                  -
     Contract administration charges                    (17,523)           (17,850)
     Annuity benefits                                (2,281,738)        (2,024,184)
                                                ---------------    ---------------
Net increase (decrease) in net assets
     resulting from variable annuity activities      (3,118,314)        (2,695,471)
                                                ---------------    ---------------
     Total increase (decrease) in net asset          (5,254,219)        (4,012,719)
NET ASSETS:
  Beginning of year                                  21,287,981         25,300,700
                                                ---------------    ---------------
   END OF YEAR                                  $    16,033,762    $    21,287,981
                                                ===============    ===============

                                                                                       V.I. CAPITAL       HIGH INCOME
                                                        EMERGING MARKETS               APPRECIATION           BOND
                                                     (INT'L) PORTFOLIO++++               FUND (b)^        FUND II (b)#
                                                ----------------------------------    ---------------    ---------------
                                                     2002               2001               2002               2002
                                                ---------------    ---------------    ---------------    ---------------
Operations:
     Net investment income (loss)               $      (161,862)   $      (100,423)   $          (101)   $        (2,209)
     Net realized gains (losses) from
          investment transactions                      (222,735)          (125,591)            (5,262)              (598)
     Net change in unrealized appreciation
          (depreciation) of investments                (665,641)          (688,118)            (1,776)            38,737
                                                ---------------    ---------------    ---------------    ---------------
Net increase (decrease) in net assets
          resulting from operations                  (1,050,238)          (914,132)            (7,139)            35,930
                                                ---------------    ---------------    ---------------    ---------------

VARIABLE ANNUITY ACTIVITIES:
     Purchase payments                                  941,912          1,139,979                  -                  -
     Surrender benefits                                 (20,672)           (16,190)                 -                  -
     Net transfers                                     (652,742)          (285,695)            83,710          1,800,169
     Considerations for supplementary
          contracts with life                                 -                  -                  -                  -
     Payments for supplementary
          contracts with life                                 -                  -                  -                  -
     Contract administration charges                    (12,358)           (11,097)                 -                  -
     Annuity benefits                                (1,231,003)          (886,528)            (1,868)           (17,853)
                                                ---------------    ---------------    ---------------    ---------------
Net increase (decrease) in net assets resulting
     from variable annuity activities                  (974,863)           (59,531)            81,842          1,782,316
                                                ---------------    ---------------    ---------------    ---------------
     Total increase (decrease) in net assets         (2,025,101)          (973,663)            74,703          1,818,246
NET ASSETS:
  Beginning of year                                  10,373,130         11,346,793                  -                  -
                                                ---------------    ---------------    ---------------    ---------------
   END OF YEAR                                  $     8,348,029    $    10,373,130    $        74,703    $     1,818,246
                                                ===============    ===============    ===============    ===============

                                               FINANCIAL SERVICES    HEALTH CARE
                                                    FUND (b)@         FUND (b)@
                                               ------------------  ---------------
                                                     2002               2002
                                               ------------------  ---------------
Operations:
     Net investment income (loss)               $          (210)   $          (587)
     Net realized gains (losses) from
          investment transactions                        14,380              1,237
     Net change in unrealized appreciation
          (depreciation) of investments                     336                  7
                                                ---------------    ---------------
Net increase (decrease) in net assets
          resulting from operations                      14,506                657
                                                ---------------    ---------------

VARIABLE ANNUITY ACTIVITIES:
     Purchase payments                                        -              7,607
     Surrender benefits                                       -                  -
     Net transfers                                       (7,922)            (5,932)
     Considerations for supplementary
          contracts with life                                 -                  -
     Payments for supplementary
          contracts with life                                 -                  -
     Contract administration charges                          -                  -
     Annuity benefits                                      (432)            (1,642)
                                                ---------------    ---------------
Net increase (decrease) in net assets resulting
     from variable annuity activities                    (8,354)                33
                                                ---------------    ---------------
     Total increase (decrease) in net assets              6,152                690
NET ASSETS:
  Beginning of year                                           -                  -
                                                ---------------    ---------------
   END OF YEAR                                  $         6,152    $           690
                                                ===============    ===============

(a)         FOR THE PERIOD FROM MAY 1, 2002 (DATE FUND BECAME AVAILABLE FOR
            INVESTMENT TO CONTRACT OWNERS) TO DECEMBER 31, 2002
(b)         FOR THE PERIOD FROM MAY 24, 2002 (DATE FUND BECAME AVAILABLE FOR
            INVESTMENT TO CONTRACT OWNERS) TO DECEMBER 31, 2002
+           INVESTMENT IN PENN SERIES FUNDS, INC.
++          INVESTMENT IN NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST
+++         INVESTMENT IN FIDELITY INVESTMENTS' VARIABLE INSURANCE PRODUCTS
            FUNDS I AND II
++++        INVESTMENT IN VAN KAMPEN'S THE UNIVERSAL INSTITUTIONAL FUNDS, INC.
^           INVESTMENT IN AIM VARIABLE INSURANCE FUNDS
#           INVESTMENT IN FEDERATED INSURANCE SERIES
@           INVESTMENT IN RYDEX VARIABLE TRUST
~           INVESTMENT IN T. ROWE PRICE EQUITY SERIES, INC.
|           INVESTMENT IN T. ROWE PRICE INTERNATIONAL SERIES, INC.

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

PENN MUTUAL VARIABLE ANNUITY ACCOUNT III
STATEMENTS OF CHANGES IN NET ASSETS - FOR THE YEARS ENDED DECEMBER 31, 2002 AND 2001

                                                                MEKROS               NOVA               OTC
                                                               FUND (b)@           FUND (b)@          FUND (b)@
                                                            ---------------    ---------------    ---------------
                                                                 2002               2002               2002
                                                            ---------------    ---------------    ---------------
Operations:
     Net investment income (loss)                           $           (36)   $          (189)   $          (167)
     Net realized gains (losses) from
          investment transactions                                    22,674             (3,478)             2,158
     Net change in unrealized appreciation
          (depreciation) of investments                             (19,861)                (4)                 -
                                                            ---------------    ---------------    ---------------
Net increase (decrease) in net assets
          resulting from operations                                   2,777             (3,671)             1,991
                                                            ---------------    ---------------    ---------------

VARIABLE ANNUITY ACTIVITIES:
     Purchase payments                                                7,836              7,607                  -
     Surrender benefits                                                   -                  -                  -
     Net transfers                                                  807,212             (1,239)            (1,047)
     Considerations for supplementary
          contracts with life                                             -                  -                  -
     Payments for supplementary
          contracts with life                                             -                  -                  -
     Contract administration charges                                      -                  -                  -
     Annuity benefits                                                (1,166)            (2,697)              (944)
                                                            ---------------    ---------------    ---------------
Net increase (decrease) in net assets
     resulting from variable annuity activities                     813,882              3,671             (1,991)
                                                            ---------------    ---------------    ---------------
      Total increase (decrease)  in net assets                      816,659                  -                  -
NET ASSETS:
  Beginning of year                                                       -                  -                  -
                                                            ---------------    ---------------    ---------------
   END OF YEAR                                              $       816,659    $             -    $             -
                                                            ===============    ===============    ===============

                                                              TECHNOLOGY             URSA
                                                               FUND (b)@           FUND (b)@
                                                            ---------------    ---------------
                                                                 2002                2002
                                                            ---------------    ---------------
Operations:
     Net investment income (loss)                           $          (194)   $            (2)
     Net realized gains (losses) from
          investment transactions                                     3,150                  -
     Net change in unrealized appreciation
          (depreciation) of investments                                  19                  -
                                                            ---------------    ---------------
Net increase (decrease) in net assets
          resulting from operations                                   2,975                 (2)
                                                            ---------------    ---------------

VARIABLE ANNUITY ACTIVITIES:
     Purchase payments                                                    -                  -
     Surrender benefits                                                   -                  -
     Net transfers                                                   (2,121)                 2
     Considerations for supplementary
          contracts with life                                             -                  -
     Payments for supplementary
          contracts with life                                             -                  -
     Contract administration charges                                      -                  -
     Annuity benefits                                                  (854)                 -
                                                            ---------------    ---------------
Net increase (decrease) in net assets
     resulting from variable annuity activities                      (2,975)                 2
                                                            ---------------    ---------------
      Total increase (decrease)  in net assets                            -                  -
NET ASSETS:
  Beginning of year                                                       -                  -
                                                            ---------------    ---------------
   END OF YEAR                                              $             -    $             -
                                                            ===============    ===============

                                                            U.S. GOVERNMENT    U.S. GOVERNMENT
                                                                 BOND            MONEY MARKET       UTILITIES
                                                               FUND (b)@          FUND (b)@         FUND (b)@
                                                            ---------------    ---------------    ---------------
                                                                2002                2002               2002
                                                            ---------------    ---------------    ---------------
Operations:
     Net investment income (loss)                           $           529    $        (6,815)   $          (192)
     Net realized gains (losses) from
          investment transactions                                     3,182                  -            (14,748)
     Net change in unrealized appreciation
          (depreciation) of investments                                (409)                 -                813
                                                            ---------------    ---------------    ---------------
Net increase (decrease) in net assets
          resulting from operations                                   3,302             (6,815)           (14,127)
                                                            ---------------    ---------------    ---------------

VARIABLE ANNUITY ACTIVITIES:
     Purchase payments                                                7,237          3,708,900                  -
     Surrender benefits                                                   -                  -                  -
     Net transfers                                                   74,797         (2,853,194)           101,606
     Considerations for supplementary
          contracts with life                                             -                  -                  -
     Payments for supplementary
          contracts with life                                             -                  -                  -
     Contract administration charges                                      -                  -                  -
     Annuity benefits                                                  (367)            (1,514)            (2,433)
                                                            ---------------    ---------------    ---------------
Net increase (decrease) in net assets resulting
     from variable annuity activities                                81,667            854,192             99,173
                                                            ---------------    ---------------    ---------------
     Total increase (decrease)  in net assets                        84,969            847,377             85,046
NET ASSETS:
  Beginning of year                                                       -                  -                  -
                                                            ---------------    ---------------    ---------------
  END OF YEAR                                               $        84,969    $       847,377    $        85,046
                                                            ===============    ===============    ===============

                                                            EQUITY INCOME     INTERNATIONAL STOCK
                                                           PORTFOLIO II (b)~     PORTFOLIO (b)|
                                                           -----------------  -------------------
                                                                 2002                 2002
                                                           -----------------  -------------------
Operations:
     Net investment income (loss)                           $           367    $          (683)
     Net realized gains (losses) from
          investment transactions                                      (277)               938
     Net change in unrealized appreciation
          (depreciation) of investments                               1,303                239
                                                            ---------------    ---------------
Net increase (decrease) in net assets
          resulting from operations                                   1,393                494
                                                            ---------------    ---------------

VARIABLE ANNUITY ACTIVITIES:
     Purchase payments                                               12,064              2,411
     Surrender benefits                                                   -                  -
     Net transfers                                                   46,679                  9
     Considerations for supplementary
          contracts with life                                             -                  -
     Payments for supplementary
          contracts with life                                             -                  -
     Contract administration charges                                      -                  -
     Annuity benefits                                                  (637)              (159)
                                                            ---------------    ---------------
Net increase (decrease) in net assets resulting
     from variable annuity activities                                58,106              2,261
                                                            ---------------    ---------------
     Total increase (decrease)  in net assets                        59,499              2,755
NET ASSETS:
  Beginning of year                                                       -                  -
                                                            ---------------    ---------------
   END OF YEAR                                              $        59,499    $         2,755
                                                            ===============    ===============

(a)         FOR THE PERIOD FROM MAY 1, 2002 (DATE FUND BECAME AVAILABLE FOR
            INVESTMENT TO CONTRACT OWNERS) TO DECEMBER 31, 2002
(b)         FOR THE PERIOD FROM MAY 24, 2002 (DATE FUND BECAME AVAILABLE FOR
            INVESTMENT TO CONTRACT OWNERS) TO DECEMBER 31, 2002
+           INVESTMENT IN PENN SERIES FUNDS, INC.
++          INVESTMENT IN NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST
+++         INVESTMENT IN FIDELITY INVESTMENTS' VARIABLE INSURANCE PRODUCTS
            FUNDS I AND II
++++        INVESTMENT IN VAN KAMPEN'S THE UNIVERSAL INSTITUTIONAL FUNDS, INC.
^           INVESTMENT IN AIM VARIABLE INSURANCE FUNDS
#           INVESTMENT IN FEDERATED INSURANCE SERIES
@           INVESTMENT IN RYDEX VARIABLE TRUST
~           INVESTMENT IN T. ROWE PRICE EQUITY SERIES, INC.
|           INVESTMENT IN T. ROWE PRICE INTERNATIONAL SERIES, INC.

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

PENN MUTUAL VARIABLE ANNUITY ACCOUNT III

NOTES TO FINANCIAL STATEMENTS - December 31, 2002

NOTE 1.   SIGNIFICANT ACCOUNTING POLICIES
   The significant accounting policies of Penn Mutual Variable Annuity Account III ("Account III") are as follows:

     GENERAL - Account III was established by The Penn Mutual Life Insurance Company ("Penn Mutual") under the provisions of the Pennsylvania Insurance Law. Account III is registered under the Investment Company Act of 1940, as amended, as a unit investment trust. Account III offers units to variable annuity contract owners to provide for the accumulation of value and for the payment of annuities. Account III contains contracts of the Diversifier II, Optimizer, Commander, Penn Freedom, Olympia XT, Pennant Select, Olympia XT Advisor, and Penn Freedom Advisor variable annuity products. Under applicable insurance law, the assets and liabilities of Account III are clearly identified and distinguished from Penn Mutual's other assets and liabilities. The portion of Account III's assets applicable to the variable annuity contracts is not chargeable with liabilities arising out of any other business Penn Mutual may conduct. The preparation of the accompanying financial statements in accordance with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported values of assets and liabilities as of December 31, 2002 and the reported amounts from operations and contract transactions during 2002 and 2001. Actual results could differ with those estimates.

     INVESTMENTS - Assets of Account III are invested into sub-accounts which are invested in shares of Penn Series Funds, Inc. ("Penn Series"), an affiliated entity of Penn Mutual: Money Market, Quality Bond, High Yield Bond, Growth Equity, Large Cap Value, Flexibly Managed, International Equity, Small Cap Value, Emerging Growth, Limited Maturity Bond, Index 500, Mid Cap Growth and Mid Cap Value, Large Cap Growth, Strategic Value, and REIT Funds; Neuberger Berman Advisers Management Trust ("AMT"): Balanced Portfolio; Fidelity Investments' Variable Insurance Products Funds I and II ("Fidelity"): Equity Income, Growth, and Asset Manager Portfolios; The Universal Institutional Funds, Inc. ("Van Kampen"): Emerging Markets Equity (Int'l) Portfolio; AIM Variable Insurance Funds ("AIM"): V.I. Capital Appreciation Portfolio; Federated Insurance Series ("Federated"): High Income Bond Fund II; Rydex Variable Trust ("Rydex"):
Financial Services, Health Care, Mekros, Nova, OTC, Technology, Ursa, U.S. Government Bond, U.S. Government Money Market, and Utilities Funds; T. Rowe Price Equity Series, Inc. ("T. Rowe"): Equity Income Portfolio II, and T. Rowe Price International Series, Inc. ("T. Rowe"): International Stock Portfolio. Penn Series, AMT, Fidelity, Morgan Stanley, AIM, Federated, Rydex, and T. Rowe are open-end diversified management investment companies. The investment in shares of these funds or portfolios is carried at fair market value as determined by the underlying net asset value of the respective funds or portfolios. Dividend income and gains from realized gain distributions are recorded on the ex-dividend date. Investment transactions are accounted for on a trade date basis. Realized gains and losses on the sales of investments are computed on the basis of the identified cost of the investment sold.

     FEDERAL INCOME TAXES - The operations of Account III are included in the federal income tax return of Penn Mutual, which is taxed as a life insurance company under the provisions of the Internal Revenue Code ("IRC"). Under the current provisions of the IRC, Penn Mutual does not expect to incur federal income taxes on the earnings of Account III to the extent the earnings are credited under the contracts. Based on this, no charge is being made currently to Account III for federal income taxes. Penn Mutual will review periodically the status of this policy in the event of changes in the tax law. A charge may be made in future years for any federal income taxes that would be attributable to the contracts.

     DIVERSIFICATION REQUIREMENTS - Under the provisions of Section 817(h) of the IRC, a variable annuity contract other than a contract issued in connection with certain types of employee benefit plans will not be treated as an annuity contract for federal tax purposes for any period for which the investments of the segregated asset account on which the contract is based are not adequately diversified. The IRC provides that the "adequately diversified" requirement may be met if the underlying investments satisfy either a statutory safe harbor test or diversification requirements set forth in regulations issued by the Secretary of Treasury. The Internal Revenue Service has issued regulations under section 817(h) of IRC. Penn Mutual believes that Account III satisfies the current requirements of the regulations, and it intends that Account III will continue to meet such requirements.

RECLASSIFICATION REQUIREMENTS - Certain prior year amounts on the statement of changes in net assets have been reclassified to conform with the 2002 presentation.

NOTE 2.   PURCHASES AND SALES OF INVESTMENTS

     The following table shows aggregate cost of shares purchased and proceeds of shares redeemed of each fund or portfolio for the period ended December 31, 2002:

                                                                           PURCHASES        SALES
                                                                           ---------        -----
Money Market Fund                                                        $ 226,755,363   $ 219,861,585
Quality Bond Fund                                                           29,861,801      15,480,558
High Yield Bond Fund                                                        21,369,595      19,141,974
Growth Equity Fund                                                           5,386,551      38,016,237
Large Cap Value Fund                                                        14,322,715      25,636,431
Flexibly Managed Fund                                                       87,772,980      62,581,139
International Equity Fund                                                  142,869,786     158,745,534
Small Cap Value Fund                                                        17,396,549      14,218,995
Emerging Growth Fund                                                        13,369,046      29,311,269
Limited Maturity Bond Fund                                                  22,958,533       8,591,192
Index 500 Fund                                                              13,563,645      22,258,735
Mid Cap Growth Fund                                                          5,381,725       5,581,287
Mid Cap Value Fund                                                           6,116,765       7,462,418
Large Cap Growth Fund                                                        2,464,634         706,508
Strategic Value Fund                                                         2,650,183         665,428
REIT Fund                                                                    2,823,604         787,967
Balanced Portfolio                                                           5,527,502      10,971,529
Equity Income Portfolio                                                     55,610,504      58,510,536
Growth Portfolio                                                            12,257,853      35,983,081
Asset Manager Portfolio                                                      3,564,160       7,343,262
Emerging Markets Equity (Int'l) Portfolio                                   22,266,308      23,626,574
V.I. Capital Appreciation Fund                                                 221,569         145,024
High Income Bond Fund II                                                     2,599,695         818,227
Financial Services Fund                                                        858,025         851,784
Health Care Fund                                                               678,168         677,015
Mekros Fund                                                                  2,260,257       1,422,736
Nova Fund                                                                      206,117         206,028
OTC Fund                                                                        90,744          90,583
Technology Fund                                                                134,825         134,682
Ursa Fund                                                                      104,831         104,831
U.S. Government Bond Fund                                                      200,409         114,985
U.S. Government Money Market Fund                                            8,297,299       7,444,057
Utilities Fund                                                                 486,379         402,010
Equity Income Portfolio II                                                     209,577         151,239
International Stock Portfolio                                                2,513,991       2,510,757

NOTE 3.   CONTRACT CHARGES

     Operations are charged for mortality and expense risks assumed by Penn Mutual as determined daily as follows:

                                      MINIMUM              MAXIMUM
PRODUCTS                               RATE                 RATE *       ANNUAL CONTRACT ADMINISTRATION CHARGES
---------------------------    --------------------       ---------     --------------------------------------------------
Diversifier II/Optimizer               1.25%                 None       $30 maximum contract charges
Commander                              1.40%**               2.50%      $40 or 2% of the Account Values, whichever is less
                                                                        or none if the Account Value GREATER THAN $100,000
Penn Freedom                           1.45%**               2.40%      $40 or 2% of the Account Values, whichever is less

                                                                        or none if the Account Value GREATER THAN $100,000
Olympia XT                             1.40%**               2.25%      $40 or 2% of the Account Values, whichever is less
                                                                        or none if the Account Value GREATER THAN $100,000
Pennant Select                         1.35%**               2.30%      $40 or 2% of the Account Values, whichever is less
                                                                        or none if the Account Value GREATER THAN $100,000
Olympia XT Advisor                     1.40%**               2.00%      $40 or 2% of the Account Values, whichever is less
                                                                        or none if the Account Value GREATER THAN $100,000
Penn Freedom Advisor                   1.60%**               2.20%      $40 or 2% of the Account Values, whichever is less
                                                                        or none if the Account Value GREATER THAN $100,000

** INCLUDING 0.15% CONTRACT ADMINISTRATION CHARGE AS PERCENTAGE OF VARIABLE
   ACCOUNT VALUE.

*  MAXIMUM CHARGES FOR CONTRACT RIDERS

SURRENDER CHARGE PERIODS :
--------------------------
Diversifier II/Optimizer              8  Years for the first purchase
                                     11  Years after the first purchase
Commander                             1  Year
Penn Freedom                          5  Years
Olympia XT                           10  Years
Pennant Select                        8  Years
Olympia XT Advisor                    9  Years
Penn Freedom Advisor                  5  Years

     If a policy is surrendered within the surrender charge periods, a contingent deferred sales charge may be assessed. This charge will be deducted before any surrender proceeds are paid.

NOTE 4.  UNIT VALUES

The accumulation units and accumulation unit values are as follows:

                             DECEMBER 31, 2000              DECEMBER 31, 2001                    DECEMBER 31, 2002
                             -----------------              -----------------                    -----------------
                                   ENDING                                     ENDING                                ENDING
                                    UNIT             UNITS       UNITS         UNIT         UNITS       UNITS        UNIT
                                  BALANCE          PURCHASED   REDEEMED       BALANCE     PURCHASED    REDEEMED     BALANCE
                                  -------          ---------   --------       -------     ---------    --------     -------
Money Market Fund                 2,500,886       14,118,453  (13,011,270)   3,608,070   319,949,305  (19,088,371)    4,469,004
Quality Bond Fund                 1,812,036        1,905,124     (404,123)    3,313,037    2,152,420     (916,387)    4,549,069
High Yield Bond Fund              1,305,664          533,954     (298,902)    1,540,716    1,387,231   (1,191,616)    1,736,331
Growth Equity Fund                3,735,244        1,221,975     (866,019)    4,091,200      728,140   (1,046,455)    3,772,885
Large Cap Value Fund              4,001,850          970,841     (618,853)    4,353,837      994,179     (854,498)    4,493,519
Flexibly Managed Fund             4,678,931        3,044,588   (1,356,992)    6,366,526    4,317,853   (2,029,838)    8,654,541
International Equity Fund         4,463,430        2,587,809   (2,896,441)    4,154,798   17,613,670  (18,155,106)    3,613,362
Small Cap Value Fund              1,962,771        1,139,736     (318,717)    2,783,790    1,080,794     (893,539)    2,971,045
Emerging Growth Fund              2,925,342          665,956     (649,829)    2,941,469    1,048,013   (1,263,279)    2,726,204
Limited Maturity Bond Fund          480,373          342,425      (99,343)      723,454    1,862,858     (713,169)    1,873,144
Index 500 Fund                    6,840,460        1,597,860   (1,251,381)    7,186,939    1,524,998   (1,774,316)    6,937,621
Mid Cap Growth Fund               1,849,369        1,171,397     (519,783)    2,500,983      962,845     (505,981)    2,957,847
Mid Cap Value Fund                1,972,494          720,763     (238,159)    2,455,097      500,479     (535,199)    2,420,377
Large Cap Growth Fund                     -                -            -             -      285,124      (82,961)      202,163
Strategic Value Fund                      -                -            -             -      384,888     (155,535)      229,353

REIT Fund                                 -                -            -             -      403,756     (188,241)      215,515
Balanced Portfolio                2,551,464          652,585     (665,246)    2,538,803      458,778     (704,026)    2,293,554
Equity Income Portfolio           4,083,145        7,404,541   (7,030,867)    4,456,819    5,078,023   (5,055,884)    4,478,957
Growth Portfolio                  7,531,284        4,900,724   (4,730,384)    7,701,624    1,366,685   (1,774,626)    7,293,683
Asset Manager Portfolio           1,564,332          267,828     (360,104)    1,472,056      282,928     (465,876)    1,289,108
Emerging Markets Equity
  (Int'l) Portfolio               1,323,416          287,523     (336,900)    1,274,039    2,072,212   (2,191,326)    1,154,926
V.I. Capital Appreciation Fund            -                -            -             -        9,754         (416)        9,339
High Income Bond Fund II                  -                -            -             -      231,599      (42,922)      188,677
Financial Services Fund                   -                -            -             -       79,449      (79,362)           87
Health Care Fund                          -                -            -             -       61,459      (61,459)            -
Mekros Fund                               -                -            -             -      313,660     (181,763)      131,896
Nova Fund                                 -                -            -             -       16,112      (16,112)            -
OTC Fund                                  -                -            -             -       10,820      (10,820)            -
Technology Fund                           -                -            -             -       11,495      (11,495)            -
Ursa Fund                                 -                -            -             -        9,171       (9,171)            -
U.S. Government Bond Fund                 -                -            -             -       11,736       (4,603)        7,133
U.S. Government Money
  Market Fund                             -                -            -             -      875,642     (790,307)       85,335
Utilities Fund                            -                -            -             -       33,923      (22,348)       11,574
Equity Income Portfolio II                -                -            -             -       23,845      (16,663)        7,182
International Stock Portfolio             -                -            -             -      265,872     (265,528)          344

NOTE 5.  FINANCIAL HIGHLIGHTS

     Account III is a funding vehicle for a number of variable annuity products, which have unique combinations of features and fees that are charged against the contract owner's account balance. Differences in the fee structures result in a variety of unit values, expense ratios and total returns.

     The following table was developed by determining which products offered within Account III have the lowest and highest total return. Only product designs within each sub-account that has units outstanding during the respective periods were considered when determining the lowest and highest total return. The summary may not reflect the minimum and maximum contract charges offered within Account III as contract owners may not have selected all available and applicable contract options.

                                          AT DECEMBER 31, 2002                      FOR THE YEAR ENDED DECEMBER 31, 2002
                            ----------------------------------------------  ----------------------------------------------------
                                                  UNIT                         INVESTMENT       EXPENSE             TOTAL
                                  UNITS        FAIR VALUE       NET ASSETS  INCOME RATIO*(%)   RATIO**(%)        RETURN***(%)
                            ----------------------------------------------  ----------------------------------------------------
Money Market Fund               4,469,004    10.02 to 22.62     61,140,043        1.62        1.25 to 1.60      0.18 to 0.39
Quality Bond Fund               4,549,069    10.25 to 26.93     72,855,250        4.21        1.25 to 1.60      2.54 to 3.97
High Yield Bond Fund            1,736,331    10.07 to 36.58     38,404,939        9.69        1.25 to 1.60      .72 to 2.12
Growth Equity Fund              3,772,885     4.57 to 61.60     55,695,593           -        1.25 to 1.60   (35.81) to (34.72)
Large Cap Value Fund            4,493,519     8.45 to 36.32    105,567,134        1.46        1.25 to 1.60   (16.14) to (15.54)
Flexibly Managed Fund           8,654,541     9.98 to 81.75    316,311,084        2.70        1.25 to 1.60    (0.48) to (0.23)
International Equity Fund       3,613,362     7.11 to 15.56     46,699,863        0.13        1.25 to 1.60   (11.20) to (9.01)
Small Cap Value Fund            2,971,045     8.08 to 14.94     37,638,107           -        1.25 to 1.60   (19.15) to (17.80)
Emerging Growth Fund            2,726,204     5.83 to 17.47     37,449,493           -        1.25 to 1.60   (42.89) to (41.75)
Limited Maturity Bond Fund      1,873,144    10.39 to 14.50     23,799,691        3.39        1.25 to 1.60      3.88 to 4.94
Index 500 Fund                  6,937,621     7.09 to 10.97     62,482,741        1.25        1.25 to 1.60   (23.36) to (22.67)
Mid Cap Growth Fund             2,957,847      4.08 to 8.78     17,347,508           -        1.25 to 1.60   (33.84) to (33.43)
Mid Cap Value Fund              2,420,377     9.13 to 13.91     30,707,903        0.54        1.25 to 1.60   (10.68) to (8.73)
Large Cap Growth Fund             202,163      8.36 to 8.37      1,690,984        0.74        1.25 to 1.60   (16.41) to (16.30)
Strategic Value Fund              229,353      8.49 to 8.50      1,949,037        0.75        1.25 to 1.60   (15.08) to (14.97)
REIT Fund                         215,515      9.15 to 9.17      1,974,493        4.37        1.25 to 1.60    (8.45) to (8.33)
Balanced Portfolio              2,293,554     8.36 to 15.00     27,157,504        2.71        1.25 to 1.60   (21.82) to (12.59)

Equity Income Portfolio         4,478,957     8.33 to 16.24     57,274,939        1.74        1.25 to 1.60   (18.10) to (16.74)
Growth Portfolio                7,293,683     6.66 to 15.75     84,456,849        0.26        1.25 to 1.60   (31.08) to (30.60)
Asset Manager Portfolio         1,289,108     8.85 to 15.19     16,033,762        4.23        1.25 to 1.60   (8.53) to (11.33)
Emerging Markets Equity
(Int'l) Portfolio               1,154,926      6.48 to 9.41      8,348,029           -        1.25 to 1.60   (12.54) to (10.03)
V.I. Capital Appreciation
  Fund                              9,339      7.99 to 8.00         74,703           -        1.25 to 1.60   (20.08) to (19.98)
High Income Bond Fund II          188,677      9.63 to 9.64      1,818,246           -        1.25 to 1.60    (3.69) to (3.57)
Financial Services Fund                87      7.97 to 7.98          6,152        0.28        1.25 to 1.60   (20.32) to (20.22)
Health Care Fund                        -      8.49 to 8.50            690           -        1.25 to 1.60   (15.08) to (14.98)
Mekros Fund                       131,896      6.16 to 6.17        816,659        0.38        1.25 to 1.60   (38.39) to (38.31)
Nova Fund                               -      6.97 to 6.98              -           -        1.25 to 1.60   (30.32) to (30.23)
OTC Fund                                -      7.68 to 7.69              -           -        1.25 to 1.60   (23.20) to (23.11)
Technology Fund                         -      7.51 to 7.52              -           -        1.25 to 1.60   (24.93) to (24.84)
Ursa Fund                               -    11.53 to 11.55              -           -        1.25 to 1.60     15.34 to 15.48
U.S. Government Bond Fund           7,133    11.90 to 11.92         84,969        2.27        1.25 to 1.60     19.02 to 19.17
U.S. Government Money
  Market Fund                      85,335      9.93 to 9.94        847,377        0.14        1.25 to 1.60    (0.70) to (0.58)
Utilities Fund                     11,574      7.07 to 7.08         85,046           -        1.25 to 1.60   (29.29) to (29.20)
Equity Income Portfolio II          7,182      8.24 to 8.26         59,499        0.67        1.25 to 1.60   (17.59) to (17.42)
International Stock
  Portfolio                           344      7.90 to 7.92          2,755        0.01        1.25 to 1.60   (19.99) to (19.89)

                                            AT DECEMBER 31, 2001                    FOR THE YEAR ENDED DECEMBER 31, 2001
                                ------------------------------------------   ----------------------------------------------------
                                                                                  INCOME
                                                                             INVESTMENT RATIO*     EXPENSE
                                  UNITS      UNIT FAIR VALUE   NET ASSETS           (%)          RATIO** (%)    TOTAL RETURN*** (%)
                                ------------------------------------------   ----------------------------------------------------
Money Market Fund               3,608,070    11.08 to 22.53     54,541,534         3.75         1.25 to 1.40       2.54 to 2.70
Quality Bond Fund               3,313,037    11.71 to 25.90     57,852,474         5.51         1.25 to 1.40       7.10 to 7.56
High Yield Bond Fund            1,540,716    10.27 to 35.82     38,243,189         9.17         1.25 to 1.40       5.44 to 5.60
Growth Equity Fund              4,091,200    7.11 to 48.11     102,941,008         0.02         1.25 to 1.40    (26.38) to (26.27)
Large Cap Value Fund            4,353,837    10.50 to 43.24    138,941,170         1.24         1.25 to 1.40     (3.76) to (3.61)
Flexibly Managed Fund           6,366,526    13.82 to 82.03    313,512,063         2.80         1.25 to 1.40       8.75 to 8.92
International Equity Fund       4,154,798    8.00 to 17.49      62,192,792         1.76         1.25 to 1.40    (29.12) to (29.02)
Small Cap Value Fund            2,783,790    12.58 to 18.17     45,012,119         0.10         1.25 to 1.40    (15.30) to (15.12)
Emerging Growth Fund            2,941,469    16.58 to 30.55     72,857,101            -         1.25 to 1.40  (17.01) to (16.88)
Limited Maturity Bond Fund        723,454    11.18 to 13.82      9,198,599         4.43         1.25 to 1.40     (5.31) to (5.15)
Index 500 Fund                  7,186,939    9.25 to 14.29      87,009,307         1.12         1.25 to 1.40    (13.21) to (12.97)
Mid Cap Growth Fund             2,500,983    6.14 to 13.19      23,835,864            -         1.25 to 1.40  (29.11) to (29.01)
Mid Cap Value Fund              2,455,097    12.14 to 15.56     35,380,952         0.72         1.25 to 1.40     (4.51) to (4.37)
Balanced Portfolio              2,538,803    10.68 to 18.33     38,326,219         1.93         1.25 to 1.40    (14.56) to (14.44)
Equity Income Portfolio         4,456,819    10.55 to 19.80     73,821,248         1.68         1.25 to 1.40     (6.28) to (6.14)
Growth Portfolio                7,701,624    9.66 to 22.82     136,091,668         0.08         1.25 to 1.40    (18.79) to (18.67)
Asset Manager Portfolio         1,472,056    9.83 to 16.85      21,287,981         4.45         1.25 to 1.40     (5.42) to (5.28)
Emerging Markets Equity
(Intl) Portfolio                1,274,039    7.20 to 10.47      10,373,130            -         1.25 to 1.40     (7.79) to (7.65)

* These ratios represent the dividends, excluding distributions of capital gains, received by the underlying sub-accounts within Account III from the underlying mutual fund, net of management fees and expenses assessed by the fund manager, divided by the average net assets of the respective sub-accounts. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reduction in the unit values. The recognition of investment income by the sub-account is affected by the timing of the declaration of dividends by the underlying funds in which the sub-accounts invest.

** These ratios represent the annualized contract expenses of the sub-account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying sub-account are excluded.

*** These ratios represent the total return for the periods indicated, including changes in the value of the underlying sub-
      account, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Investment options with a date notation indicate the effective date of that investment option in the variable account. The total return is calculated for the period indicated or from the effective date through the end of the reporting period.

                         Report of Independent Auditors

Board of Trustees of The Penn Mutual Life Insurance Company and Contract Owners of Penn Mutual Variable Annuity Account III

We have audited the accompanying statements of assets and liabilities of Penn Mutual Variable Annuity Account III ("Variable Account") (comprised of the following sub-accounts: Money Market Fund, Quality Bond Fund, High Yield Bond Fund, Growth Equity Fund, Large Cap Value Fund, Flexibly Managed Fund, International Equity Fund, Small Cap Value Fund, Emerging Growth Fund, Limited Maturity Bond Fund, Index 500 Fund, Mid Cap Growth Fund, Mid Cap Value Fund, Large Cap Growth Fund, Strategic Value Fund, REIT Fund, Balanced Portfolio, Equity Income Portfolio, Growth Portfolio, Asset Manager Portfolio, Emerging Markets Equity (Int'l) Portfolio, V.I. Capital Appreciation Fund, High Income Bond Fund II, Financial Services Fund, Health Care Fund, Mekros Fund, Nova Fund, OTC Fund, Technology Fund, Ursa Fund, U.S. Government Bond Fund, U.S. Government Money Market Fund, Utilities Fund, Equity Income Portfolio II, and International Stock Portfolio) as of December 31, 2002, the related statements of operations for the respective year or period then ended and the statements of changes in net assets for each of the respective two years or periods in the period then ended. These financial statements are the responsibility of the Variable Account's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2002, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of each of the respective sub-accounts constituting the Penn Mutual Variable Annuity Account III at December 31, 2002, the results of their operations for the respective year or period then ended and the changes in their net assets for each of the respective two years or periods in the period then ended, in conformity with accounting principles generally accepted in the United States.

                                                        /s/ ERNST & YOUNG LLP

Philadelphia, Pennsylvania
April 4, 2003

             THE PENN MUTUAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
                           CONSOLIDATED BALANCE SHEETS



AS OF DECEMBER 31,                                                  2002             2001
----------------------------------------------------------------------------------------------
(IN THOUSANDS)
ASSETS

Debt securities, at fair value                                 $    4,928,419   $    4,674,275
Equity securities, at fair value                                       39,940           38,423
Mortgage loans on real estate                                           5,750            6,211
Real estate, net of accumulated depreciation                           17,015           17,753
Policy loans                                                          648,106          670,471
Short-term investments                                                 35,215           28,474
Other invested assets                                                 161,309          164,898
                                                               --------------   --------------
     Total investments                                              5,835,754        5,600,505

Cash and cash equivalents                                              23,455           49,358
Investment income due and accrued                                      81,044           94,700
Deferred acquisition costs                                            530,868          537,912
Amounts recoverable from reinsurers                                   295,327          272,887
Broker/dealer receivables                                           2,208,282        1,610,159
Goodwill                                                               14,354           14,100
Other assets                                                          165,341          122,346
Separate account assets                                             2,180,524        2,530,600
                                                               --------------   --------------

     TOTAL ASSETS                                              $   11,334,949   $   10,832,567
                                                               ==============   ==============

LIABILITIES

Reserves for future policy benefits                            $    2,693,758   $    2,699,938
Other policyholder funds                                            2,496,026        2,445,907
Policyholders' dividends payable                                       24,108           28,072
Broker/dealer payables                                              1,909,676        1,197,614
Accrued income tax payable                                            148,079           96,794
Debt                                                                   86,046          202,952
Other liabilities                                                     252,463          283,890
Separate account liabilities                                        2,180,524        2,530,600
                                                               --------------   --------------

     TOTAL LIABILITIES                                              9,790,680        9,485,767
                                                               --------------   --------------

EQUITY

Retained earnings                                                   1,332,221        1,259,068
Accumulated other comprehensive income:
  Unrealized appreciation of securities                               217,555           87,732
  Minimum pension liability                                            (5,507)               -
                                                               --------------   --------------
     Total accumulated other comprehensive income                     212,048           87,732
                                                               --------------   --------------

        TOTAL EQUITY                                                1,544,269        1,346,800
                                                               --------------   --------------

            TOTAL LIABILITIES AND EQUITY                       $   11,334,949   $   10,832,567
                                                               ==============   ==============



   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

             THE PENN MUTUAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
                        CONSOLIDATED STATEMENTS OF INCOME



FOR THE YEARS ENDED DECEMBER 31,                                   2002              2001            2000
---------------------------------------------------------------------------------------------------------------
(IN THOUSANDS)
REVENUES

Premium and annuity considerations                             $      115,830   $      117,916   $      130,127
Policy fee income                                                     162,910          149,186          146,200
Net investment income                                                 429,723          424,607          449,757
Net realized capital  losses                                          (39,999)          (7,622)          (8,256)
Broker/dealer fees and commissions                                    344,091          361,657          478,321
Other income                                                           13,648           26,634           29,825
                                                               --------------   --------------   --------------

TOTAL REVENUE                                                       1,026,203        1,072,378        1,225,974
                                                               --------------   --------------   --------------

BENEFITS AND EXPENSES

Benefits paid to policyholders and beneficiaries                      391,124          410,015          409,909
Policyholder dividends                                                 52,554           57,155           56,846
Decrease in reserves for future policy benefits                       (32,505)         (46,065)         (41,461)
General expenses                                                      258,013          248,446          273,310
Broker/dealer sales expense                                           193,144          202,370          258,340
Amortization of deferred acquisition costs                             78,790           56,105           72,495
                                                               --------------   --------------   --------------

TOTAL BENEFITS AND EXPENSES                                           941,120          928,026        1,029,439
                                                               --------------   --------------   --------------

INCOME BEFORE INCOME TAXES                                             85,083          144,352          196,535
                                                               --------------   --------------   --------------

Income taxes:
     Current                                                           10,307           45,134           49,607
     Deferred                                                           1,623            2,544            8,238
                                                               --------------   --------------   --------------

INCOME TAX EXPENSE                                                     11,930           47,678           57,845
                                                               --------------   --------------   --------------

     NET INCOME                                                $       73,153   $       96,674   $      138,690
                                                               ==============   ==============   ==============



   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

             THE PENN MUTUAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
                  CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY



                                                                 ACCUMULATED
                                                                    OTHER
                                                                COMPREHENSIVE      RETAINED          TOTAL
                                                                INCOME/(LOSS)      EARNINGS          EQUITY
---------------------------------------------------------------------------------------------------------------
(IN THOUSANDS)
BALANCE AT JANUARY 1, 2000                                     $      (33,398)  $    1,023,704   $      990,306

Net income for 2000                                                         -          138,690          138,690
Other comprehensive loss, net of tax
   Unrealized appreciation of securities,
   net of reclassification adjustments                                 91,980                -           91,980
                                                                                                 --------------
Comprehensive income                                                                                    230,670
                                                               --------------   --------------   --------------
BALANCE AT DECEMBER 31, 2000                                           58,582        1,162,394        1,220,976

Net income for 2001                                                         -           96,674           96,674
Other comprehensive income, net of tax
        Unrealized appreciation of securities,
        net of reclassification adjustments                            29,150                -           29,150
                                                                                                 --------------
Comprehensive income                                                                                    125,824
                                                               --------------   --------------   --------------
BALANCE AT DECEMBER 31, 2001                                           87,732        1,259,068        1,346,800

Net income for 2002                                                         -           73,153           73,153
Other comprehensive income, net of tax
        Unrealized appreciation of securities,
        net of reclassification adjustments                           129,823                -          129,823
        Minimum pension liability                                      (5,507)               -           (5,507)
                                                                                                 --------------
Comprehensive income                                                                                    197,469
                                                               --------------   --------------   --------------
BALANCE AT DECEMBER 31, 2002                                   $      212,048   $    1,332,221   $    1,544,269
                                                               ==============   ==============   ==============



   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

             THE PENN MUTUAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
                      CONSOLIDATED STATEMENTS OF CASH FLOWS



FOR THE YEARS ENDED DECEMBER 31,                                     2002            2001            2000
---------------------------------------------------------------------------------------------------------------
(in thousands)
          CASH FLOWS FROM OPERATING ACTIVITIES

Net income                                                     $       73,153   $       96,674   $      138,690
Adjustments to reconcile net income to net cash provided by
operating activities:
 Capitalization of acquisition costs                                  (95,672)         (81,488)         (92,100)
 Amortization of deferred acquisition costs                            78,790           56,105           72,495
 Policy fees on universal life and investment contracts               (81,771)         (84,662)         (82,557)
 Interest credited on universal life and investment contracts         113,028          125,601          130,473
 Depreciation and amortization                                         (3,955)            (658)           4,440
 Net realized capital losses                                           39,999            7,622            8,256
 Decrease/(increase) in investment income due and accrued              13,656             (939)          (4,507)
 Increase in amounts recoverable from reinsurers                      (22,440)         (28,884)         (23,156)
 Decrease in reserves for future policy benefits                       (6,180)         (15,172)         (20,499)
 (Decrease)/increase in accrued income tax payable                    (18,613)           2,350           (2,684)
 Other, net                                                           (23,900)          15,952          (15,259)
                                                               --------------   --------------   --------------

    NET CASH PROVIDED BY OPERATING ACTIVITIES                          66,095           92,501          113,592
                                                               --------------   --------------   --------------

          CASH FLOWS FROM INVESTING ACTIVITIES

SALE OF INVESTMENTS:
  Debt securities available for sale                                2,106,699        1,560,313        2,310,160
  Equity securities                                                    64,378           36,388           39,963
  Other                                                                 1,057            1,658              742

MATURITY AND OTHER PRINCIPAL REPAYMENTS:
  Debt securities available for sale                                  328,809          245,517          335,882
  Other                                                                13,858           22,815           14,717

COST OF INVESTMENTS ACQUIRED:
 Debt securities available for sale                                (2,457,921)      (1,603,699)      (2,541,312)
 Equity securities                                                    (66,892)         (71,112)         (36,824)
 Other                                                                (98,671)         (27,242)         (41,206)

Change in policy loans, net                                            22,365          (17,907)         (10,144)
(Increase)/decrease in short-term investments, net                     (6,595)         (23,328)           1,788
Purchases of furniture and equipment, net                             (18,583)         (15,529)          (9,629)
                                                               --------------   --------------   --------------

    NET CASH (USED IN)/PROVIDED BY INVESTING ACTIVITIES              (111,496)         107,874           64,137
                                                               --------------   --------------   --------------



   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

FOR THE YEARS ENDED DECEMBER 31,                                     2002            2001            2000
---------------------------------------------------------------------------------------------------------------
(IN THOUSANDS)
              CASH FLOWS FROM FINANCING ACTIVITIES

Deposits for universal life and investment contracts           $      750,745   $      629,427   $      643,805
Withdrawals from universal life and investment contracts             (634,990)        (704,560)        (747,843)
Transfers to separate accounts                                        (93,290)        (101,281)         (67,992)
Issuance/(repayment) of debt                                         (116,906)           8,289         (110,750)
Decrease/(increase) in net broker dealer receivables                  113,939           (4,276)          88,954
                                                               --------------   --------------   --------------

    NET CASH PROVIDED BY/(USED IN) FINANCING ACTIVITIES                19,498         (172,401)        (193,826)
                                                               --------------   --------------   --------------

    NET (DECREASE)/INCREASE IN CASH AND CASH EQUIVALENTS              (25,903)          27,974          (16,097)

CASH AND CASH EQUIVALENTS
    Beginning of the year                                              49,358           21,384           37,481
                                                               --------------   --------------   --------------
    END OF THE YEAR                                            $       23,455   $       49,358   $       21,384
                                                               ==============   ==============   ==============



   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

             THE PENN MUTUAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
                  NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                 (IN THOUSANDS)

1.  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES:

ORGANIZATION AND BASIS OF PRESENTATION

The Penn Mutual Life Insurance Company was founded and commenced business in 1847 as a mutual life insurance company. The Company concentrates primarily on the sale of individual life insurance and annuity products. The primary products that the Company currently markets are traditional whole life, term life, universal life, variable universal life, immediate annuities and deferred annuities, both fixed and variable. The Company markets its products through a network of career agents, independent agents, and independent marketing organizations. The Company is also involved in the broker-dealer business which offers a variety of investment products and services and is conducted through the Company's non-insurance subsidiaries. The Company sells its products in all fifty states and the District of Columbia.

The accompanying consolidated financial statements have been prepared in conformity with accounting principles generally accepted in the United States and include the accounts of The Penn Mutual Life Insurance Company, its wholly owned life insurance subsidiary, The Penn Insurance and Annuity Company ("PIA"), and non-insurance subsidiaries (principally broker/dealer and investment advisory subsidiaries) (the "Company"). All significant intercompany accounts and transactions have been eliminated in consolidation.

NEW ACCOUNTING PRONOUNCEMENTS

Effective January 1, 2002, the Company adopted Statement of Financial Accounting Standard (SFAS) No. 142 "Goodwill and Other Intangible Assets". In accordance with the new rule, goodwill and indefinite lived intangible assets are no longer amortized, but are subject to impairment tests conducted at least annually. Other intangible assets continue to be amortized over their estimated useful lives. In conjunction with the adoption of SFAS No.142, certain assets with definite lives of $1,393, which were previously reported as goodwill, were reclassified to intangible assets. The Company performed the required impairment tests of goodwill for each reporting unit using valuations of reporting units based on earnings and book value multiples and by reference to similar multiples of publicly traded peers. No goodwill impairment resulted from the adoption of these rules.

Effective January 1, 2001, the Company adopted SFAS No. 133, "Accounting for Derivative Instruments and Hedging Activities." SFAS No. 133, as amended, standardizes the accounting for derivative instruments, including certain derivative instruments embedded in other contracts. SFAS 133 requires that all derivative instruments be carried at fair value. Upon adoption, the provisions of SFAS No. 133 were applied prospectively. The consolidated financial statement impact resulting from the adoption of SFAS No. 133 did not have a material effect on the Company's financial condition or results of operations.

During 2001, the Company adopted EITF 99-20, "Recognition of Interest Income and Impairment on Purchased and Retained Beneficial Interests in Securitized Financial Assets," which applies to interests in securitized financial assets of less than high credit quality. EITF 99-20 requires that income be recognized using the effective yield method based upon estimated cash flows. The effective yield is recalculated when there is an adverse or favorable change in estimated cash flows and the impact is applied prospectively to income over the remaining life of the security. When there has been an adverse change in estimated cash flows and the fair value of the security is less than the carrying value, the security is deemed other-than-temporarily impaired and is written down to fair value. The initial adoption of EITF 99-20 did not have a material effect on the Company's financial condition or results of operations.

INVESTMENTS

Debt securities (bonds, redeemable preferred stocks and mortgage and asset-backed securities) which might be sold prior to maturity are classified as available for sale. These securities are carried at fair value, with the change in unrealized gains and losses reported in other comprehensive income. Income on debt securities is recognized using the effective yield method. For mortgage and asset-backed securities ("structured securities") of high credit quality, changes in expected cash flows are recognized on the retrospective method. For structured securities where the possibility of credit loss is other than remote, changes in expected cash flows are recognized on the prospective method over the remaining life of the securities. Cash flow assumptions for structured securities are obtained from broker dealer survey values or internal estimates consistent with the current interest rate and economic environments. These assumptions represent the Company's best estimate of the amount and timing of estimated principal and interest cash flows based on current information and events that a market participant would use in determining the current fair value of the security.

Equity securities are classified as available for sale and carried at fair value. Dividends on equity securities are credited to income on their ex-dividend dates.

The Company regularly evaluates the carrying value of debt and equity securities based on current economic conditions, past credit loss experience, estimated future cash flows, and other circumstances of the investee. A decline in a security's fair value that is deemed to be other than temporary is treated as a realized loss and a reduction in the cost basis of the security.

Mortgage loans on real estate are stated at unpaid principal balances, net of unamortized discounts and valuation allowances. Valuation allowances on impaired loans are based on the present value of expected future cash flows discounted at the loan's original effective interest rate or the collateral value if the loan is collateral dependent. However, if foreclosure is or becomes probable, the measurement method used is collateral value.

Policy loans are carried at the unpaid principal balances.

Short-term investments include securities purchased with a maturity date of 90 days to less than one year. Short-term investments are valued at cost.

Other invested assets primarily include limited partnerships which are carried at fair value. Income from these partnerships is recognized using the cost method.

Realized gains and losses are determined by specific identification and are included in income on the trade date, net of amortization of deferred acquisition costs. Unrealized gains and losses, net of appropriate taxes and amortization of deferred acquisition costs, are accounted for as a separate component of other comprehensive income.

DERIVATIVES

The Company utilizes various financial instruments, such as interest rate swaps, interest rate caps, and financial futures to hedge against interest rate fluctuations. Interest rate swaps and financial futures are carried at fair value and are classified as other invested assets in the consolidated balance sheet. These derivative transactions have been designated and have qualified as fair value hedges. Changes in both the fair value of the derivative and the fair value of the hedged item attributable to the hedged risk are recognized currently as realized gains or losses with the change in the fair value of the hedged item also recognized as an adjustment to its cost basis. The Company recognized a realized capital (loss)/gain of $(320) and $208 in 2002 and 2001, respectively, related to the ineffectiveness of its futures and swap hedges. Interest rate caps are carried at fair value and are classified as other invested assets in the consolidated balance sheet. Since the Company's use of interest rate caps is designed as an economic hedge and not as a hedge of specific assets or liabilities, they do not qualify for hedge accounting treatment. As a result, the change in the fair value of the derivatives is recognized currently in realized capital gains or losses in the period of change. The Company recognized a realized capital loss of $3,700 in 2002 related to the change in fair value of interest rate caps.

CASH AND CASH EQUIVALENTS

Cash and cash equivalents include cash on hand, money market instruments and other debt securities purchased with a maturity of 90 days or less.

OTHER ASSETS

Property and equipment and leasehold improvements are stated at cost, less accumulated depreciation and amortization. Depreciation is calculated using the straight-line method over the estimated useful lives of the related assets. Amortization of leasehold improvements is calculated using the straight-line method over the lesser of the term of the leases or the estimated useful life of the improvements. Accumulated depreciation and amortization on property and equipment and leasehold improvements was $66,717 and $60,248 at December 31, 2002 and 2001, respectively. Related depreciation and amortization expense was $10,891, $9,991, and $8,835 for the years ended December 31, 2002, 2001 and 2000 respectively.

Intangibles assets with definite lives, which are related to purchased customer lists, are being amortized over ten years and had a gross carrying amount of $2,007 and $2,007 and accumulated amortization of $813 and $614 as of December 31, 2002 and 2001, respectively. The aggregate amortization expense related to these intangible assets was $199, $199 and $205 in 2002, 2001 and 2000, respectively. Estimated annual amortization expense is $199 for the years 2003 through 2007.

Goodwill is reviewed annually for impairment. No impairment of goodwill has been recognized. Prior to 2002, these costs were amortized on a straight-line basis over not more than 40 years. Goodwill increased by $254 during 2002 due to acquisitions in the broker dealer segment. The following is a reconciliation of reported net income to net income adjusted to exclude goodwill amortization for the years ended December 31:



                                                                        2001                   2000
                                                                 ----------------       ----------------
          Net income, as reported                                   $      96,674          $     138,690
          Goodwill amortization, net of tax                                   403                    714
                                                                 ----------------       ----------------
          Adjusted net income                                       $      97,077          $     139,404
                                                                 ================       ================



DEFERRED ACQUISITION COSTS

Costs of acquiring new insurance and annuity contracts, which vary with and are primarily related to the production of new business, have been deferred to the extent that such costs are deemed recoverable from future gross profits. Such costs include commissions, certain costs of policy issuance and underwriting, and certain variable agency expenses.

Deferred acquisition costs related to participating traditional and universal life insurance policies and annuity products without mortality risk that include significant surrender charges are being amortized over the lesser of the estimated or actual contract life in proportion to estimated gross profits arising principally from interest, mortality and expense margins and surrender charges. The effects on amortization of deferred acquisition costs of revisions to estimated gross profits are reflected in earnings in the period such estimated gross profits are revised. Deferred acquisition costs are reviewed to determine that the unamortized portion of such costs is recoverable from future estimated gross profits. Certain costs and expenses reported in the consolidated income statements are net of amounts deferred.

SEPARATE ACCOUNTS

Separate Account assets and liabilities represent segregated funds administered and invested by the Company primarily for the benefit of variable life insurance policyholders and annuity and pension contractholders, including certain of the Company's benefit plans. The value of the assets in the Separate Accounts reflects the actual investment performance of the respective accounts and is not guaranteed by the Company. The carrying value for Separate Account assets and liabilities approximates the fair value of the underlying assets.

INSURANCE LIABILITIES AND REVENUE RECOGNITION

PARTICIPATING TRADITIONAL LIFE AND LIFE CONTINGENT ANNUITY PRODUCTS
Future policy benefits include reserves for participating traditional life insurance and life contingent annuity products and are established in amounts adequate to meet the estimated future obligations of the policies in force.

Liabilities for participating traditional life products are computed using the net level premium method, using assumptions for investment yields, mortality, morbidity and withdrawals, which are consistent with the dividend fund interest rate and mortality rates used in calculating cash surrender values. Interest rate assumptions used in the calculation of the liabilities for participating traditional life products ranged from 2.25% to 4.5%. Reserves for substandard policies are computed using multiples of the respective underlying mortality tables. Premiums are recognized as income when due. Death and surrender benefits are reported in expense as incurred.

Liabilities for life contingent annuity products are computed by estimating future benefits and expenses. Assumptions are based on Company experience projected at the time of policy issue, with provision for adverse deviations. Interest rate assumptions range from 2.25% to 13.25%. Premiums are recognized as income as they are received. Death and surrender benefits are reported in expense as incurred.

UNIVERSAL LIFE PRODUCTS AND OTHER ANNUITY PRODUCTS

Other policyholder funds represent liabilities for universal life and investment-type annuity products. The liabilities for these products are based on the contract account value which consists of deposits received from customers and investment earnings on the account value, less administrative and expense charges. The liability for universal life products is also reduced by mortality charges. Liabilities for the non-life contingent annuity products are computed by estimating future benefits and expenses. Assumptions are based on Company experience projected at the time of policy issue. Interest rate assumptions range from 2.0% to 11.25%.

Contract charges assessed against account value for universal life and investment-type annuities are reflected as policy fee income in revenue. Interest credited to account values and universal life benefit claims in excess of fund values are reflected as benefit expense. Sales inducements credited to customer accounts are deferred and recognized as benefit expense over the estimated life of the contract in proportion to future estimated gross profits.

POLICYHOLDERS' DIVIDENDS

The majority of the Company's insurance products have been issued on a participating basis. As of December 31, 2002, participating insurance expressed as a percentage of insurance in force is 94%, and as a percentage of premium income is 92%. The amount of policyholders' dividends to be paid is approved annually by the Board of Trustees. The aggregate amount of policyholders' dividends is calculated based on actual interest, mortality, morbidity and expense experience for the year and on management's judgment as to the appropriate level of equity to be retained by the Company. The carrying value of this liability approximates the earned amount and fair value at December 31, 2002.

BROKER/DEALER REVENUE RECOGNITION

Broker-dealer transactions in securities and listed options, including related commission revenue and expense, are recorded on a settlement-date basis. There would be no material effect on the financial statements if such transactions were recorded on a trade-date basis.

FEDERAL INCOME TAXES

The Company files a consolidated federal income tax return with its life and non-life insurance subsidiaries. Federal income taxes are charged or credited to operations based upon amounts estimated to be payable or recoverable as a result of taxable operations for the current year. Deferred income tax assets and liabilities are established to reflect the impact of temporary differences between the amount of assets and liabilities recognized for financial reporting purposes and such amounts recognized for tax purposes. These deferred tax assets or liabilities are measured by using the enacted tax rates expected to apply to taxable income in the period in which the deferred tax liabilities or assets are expected to be settled or realized.

REINSURANCE

In the normal course of business, the Company seeks to limit its exposure to loss on any single insured and to recover a portion of benefits paid by ceding reinsurance to other insurance enterprises or reinsurers under excess coverage and coinsurance contracts. The Company has set its retention limit for acceptance of risk on life insurance policies at various levels up to $2,000.

Insurance liabilities are reported before the effects of reinsurance. Reinsurance receivables (including amounts related to insurance liabilities) are reported as assets. Estimated reinsurance receivables are recognized in a manner consistent with the liabilities related to the underlying reinsured contracts.

USE OF ESTIMATES

The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the amounts reported in the consolidated financial statements and notes to the consolidated financial statements. Actual results could differ from those estimates.

RECLASSIFICATION

Certain 2001 and 2000 amounts have been reclassified to conform with 2002 presentation.

2.  INVESTMENTS:

DEBT SECURITIES

The following tables summarize the Company's investment in debt securities, including redeemable preferred stocks. All debt securities are classified as available for sale and are carried at fair value. Amortized cost is net of cumulative writedowns for other than temporary declines in value of $55,028 and $41,265 as of December 31, 2002 and 2001, respectively.



                                                                          DECEMBER 31, 2002
                                                   ------------------------------------------------------------
                                                                     GROSS          GROSS
                                                     AMORTIZED    UNREALIZED      UNREALIZED        FAIR
                                                       COST          GAINS          LOSSES         VALUE
                                                   ------------------------------------------------------------
U.S. Treasury securities and U.S.
   Government and agency securities                $    160,753   $     5,343     $        -       $    166,096
Foreign governments                                      14,985         3,654              -             18,639
Corporate securities                                  2,097,286       288,888         64,308          2,321,866
Mortgage and other asset-backed securities            2,267,929       165,400         11,511          2,421,818
                                                   ------------------------------------------------------------
     Total bonds                                      4,540,953       463,285         75,819          4,928,419
Redeemable preferred stocks                                   -             -              -                  -
                                                   ------------------------------------------------------------
     TOTAL                                         $  4,540,953   $   463,285     $   75,819       $  4,928,419
                                                   ============================================================



                                                                      DECEMBER 31, 2001
                                                  ------------------------------------------------------------
                                                                    GROSS          GROSS
                                                    AMORTIZED    UNREALIZED      UNREALIZED         FAIR
                                                       COST         GAINS          LOSSES          VALUE
                                                  ------------------------------------------------------------
U.S. Treasury securities and U.S.
   Government and agency securities               $    158,696   $     8,516     $        -       $    167,212
Foreign governments                                     19,954         2,259              -             22,213
Corporate securities                                 2,473,923       108,753         61,523          2,521,153
Mortgage and other asset-backed securities           1,866,830       101,748          4,996          1,963,582
                                                  ------------------------------------------------------------
     Total bonds                                     4,519,403       221,276         66,519          4,674,160
Redeemable preferred stocks                                120             -              5                115
                                                  ------------------------------------------------------------
     TOTAL                                        $  4,519,523   $   221,276     $   66,524       $ 4,674,275
                                                  ============================================================

The following table summarizes the amortized cost and fair value of debt securities, as of December 31, 2002 by contractual maturity.



                                                                  AMORTIZED
              YEARS TO MATURITY:                                     COST        FAIR VALUE
                                                                 -----------    -----------
              One or less                                        $    33,093    $    33,908
              After one through five                                 543,477        591,937
              After five through ten                                 826,856        993,471
              After ten                                              869,598        887,285
              Mortgage and other asset-backed securities           2,267,929      2,421,818
                                                                 -----------    -----------
                   Total bonds                                     4,540,953      4,928,419
              Redeemable preferred stocks                                  -              -
                                                                 -----------    -----------
                   TOTAL                                         $ 4,540,953    $ 4,928,419
                                                                 ===========    ===========



Expected maturities may differ from contractual maturities because certain borrowers have the right to call or prepay obligations with or without call or prepayment penalties. Mortgage and other asset-backed securities are presented separately in the maturity schedule due to the potential for prepayment. The weighted average life of these securities is 4.1 years.

At December 31, 2002, the Company held $2,421,818 in structured securities. The structured securities portfolio consists of commercial and residential mortgage pass-through holdings totaling $2,019,595 and securities backed by credit card receivables, auto loans, home equity and manufactured housing loans totaling $402,223. These securities follow a structured principal repayment schedule and the vast majority are of high credit quality. Securities totaling $2,008,917 are rated AAA and include $34,160 of interest-only tranches. As of December 31, 2002 and 2001, the Company's investments included $190,272 and $243,325, respectively, of the tranches retained from the 1996 securitization of the Company's commercial mortgage loan portfolio. These investments represented 12% and 18% of equity at December 31, 2002 and 2001, respectively.

At December 31, 2002, the largest industry concentration of the Company's portfolio was investments in the finance industry of $535,811 representing 11% of the total debt portfolio.

Proceeds during 2002, 2001 and 2000 from sales of available-for-sale securities were $2,106,699, $1,560,313, and $2,323,718, respectively. Gross gains and gross losses realized on those sales were $79,510 and $50,260, respectively, during 2002, $49,864 and $18,202, respectively, during 2001 and $27,008 and $29,537, respectively, during 2000. During 2002, 2001, and 2000, the Company realized losses of $46,012, $26,468, and $11,658, respectively, related to other than temporary impairment of debt securities.

The Company's investment portfolio of debt securities is predominantly comprised of investment grade securities. At December 31, 2002 and 2001, debt securities with fair value totaling $368,833 and $351,726, respectively, were less than investment grade. At December 31, 2002 and 2001, fair value of securities to be restructured pursuant to commenced negotiations, totaled $570 and $0 and non-income producing debt sercurities totaled $9,367 and $0, respectively. Income is not being accrued on these securities.

EQUITY SECURITIES

During 2002, 2001 and 2000, the proceeds from sales of equity securities amounted to $64,378, $36,388, and $39,963, respectively. The gross gains and gross losses realized on those sales were $431 and $428, $1,430 and $840, and $3,872 and $833, for 2002, 2001 and 2000, respectively.

The cost basis of equity securities is $40,555 and $38,038 as of December 31, 2002 and 2001, respectively. The equity securities had gross unrealized gains of $2 and $558, respectively, and gross unrealized losses of $3 and $173, respectively, as of December 31, 2002 and 2001.

OTHER

Investments on deposit with regulatory authorities as required by law were $6,083 and $6,357 at December 31, 2002 and 2001, respectively.

3.  INVESTMENT INCOME AND CAPITAL GAINS:

The following table summarizes the sources of investment income for the years ended December 31.



                                                                       2002                 2001                2000
                                                                 ---------------      --------------      --------------
          Debt securities                                        $       378,290      $      362,519      $      366,177
          Equity securities                                                3,238               2,642                 248
          Mortgage loans                                                     506               2,124               2,129
          Real estate                                                      2,209               2,209               2,209
          Policy loans                                                    42,295              45,684              42,562
          Short-term investments                                           1,525               2,734               2,158
          Other invested assets                                            9,053              12,641              41,554
                                                                 ---------------      --------------      --------------
          Gross investment income                                        437,116             430,553             457,037
            Less: Investment expense                                       7,393               5,946               7,280
                                                                 ---------------      --------------      --------------
          Investment income, net                                 $       429,723      $      424,607      $      449,757
                                                                 ===============      ==============      ==============



The following table summarizes net realized capital gains/(losses) on investments for the years ended December 31.



                                                                       2002                 2001                2000
                                                                 ---------------      --------------      --------------
          Debt securities                                        $       (16,762)     $        5,194      $      (14,187)
          Equity securities                                                    3                 590               3,039
          Mortgage loans                                                       -                 (31)              1,500
          Real estate                                                          -                 (28)              4,366
          Other invested assets                                          (24,966)            (13,630)             (4,721)
          Amortization of deferred acquisition costs                       1,726                 283               1,747
                                                                 ----------------     --------------      --------------
          Net realized losses                                    $       (39,999)     $       (7,622)     $       (8,256)
                                                                 ================     ==============      ==============

The following table summarizes the change in unrealized gains/(losses) for investments carried at fair value which are reflected in other comprehensive income for the years ended December 31.



                                                           2002               2001                2000
                                                      --------------     --------------     ---------------
Unrealized gains/(losses):
     Debt securities                                  $      232,714     $       98,989     $       149,651
     Equity securities                                        (1,000)            (1,023)                283
     Other                                                    (8,809)           (32,738)             25,090
                                                      --------------     --------------     ---------------
                                                             222,905             65,228             175,024
                                                      --------------     --------------     ---------------
Less:
     Deferred policy acquisition costs                       (23,184)           (20,424)            (33,489)
     Deferred income taxes                                   (69,898)           (15,654)            (49,555)
                                                      --------------     --------------     ---------------
Net change in unrealized gains/(losses)               $      129,823     $       29,150     $        91,980
                                                      ==============     ==============     ===============



The following table sets forth the reclassification adjustment required to avoid double-counting in comprehensive income items that are included as part of net income for a period that also had been part of other comprehensive income in earlier periods:



RECLASSIFICATION ADJUSTMENTS                               2002               2001                2000
                                                      --------------     --------------     ---------------
Unrealized holding gains arising
     during period                                    $      146,142     $       26,113     $       101,844
Reclassification adjustment for gains/(losses)
     included in net income                                   16,319             (3,037)              9,864
                                                      --------------     --------------     ---------------
Unrealized gains on investments, net
     of reclassification adjustment                   $      129,823     $       29,150     $        91,980
                                                      ==============     ==============     ===============



Reclassification adjustments reported in the above table for the years ended December 31, 2002, 2001 and 2000 are net of income tax expense/(benefits) of $(8,787), $1,635, and $(5,311), respectively, and $(10,361), $1,480, and
$(7,581), respectively, relating to the effects of such amounts on deferred acquisition costs/(benefits).

4.  FAIR VALUE INFORMATION:

The following table summarizes the carrying value and fair value of the Company's financial instruments as of December 31, 2002 and 2001.



                                                               2002                                    2001
                                                  --------------------------------    -----------------------------------
                                                      CARRYING          FAIR               CARRYING           FAIR
                                                       VALUE            VALUE               VALUE             VALUE
                                                  ----------------  --------------    ------------------   --------------
   FINANCIAL ASSETS:
      Debt securities, available for sale            $  4,928,419     $  4,928,419         $  4,674,275      $  4,674,275
      Equity securities
         Common stock                                       6,815            6,815                  517               517
         Non-redeemable preferred stocks                   33,125           33,125               37,906            37,906
      Mortgage loans                                        5,750            6,753                6,211             7,967
      Policy loans                                        648,106          626,352              670,471           644,378
      Short-term investments                               35,215           35,215               28,474            28,474
      Other invested assets                               161,309          161,309              164,898           164,898
      Other invested assets                                                                     192,209           192,209
      Cash and cash equivalents                            23,455           23,455               49,358            49,358
      Separate account assets                           2,180,524        2,180,524            2,530,600         2,530,600

   FINANCIAL LIABILITIES:
      Investment-type contracts
         Individual annuities                             803,061          823,920         $    740,569      $    754,822
         Group annuities                                   42,762           43,901               39,937            41,228
         Other policyholder funds                         283,598          283,598              283,577           283,577
                                                     ------------     ------------         ------------      ------------
      Total policyholder funds                          1,129,420        1,151,419            1,064,083         1,079,627
      Policyholder's dividends payable                     24,108           24,108               28,072            28,072
      Debt                                                 86,046           86,046              202,952           202,952
      Separate account liabilities                      2,180,524        2,180,524            2,530,600         2,530,600



The fair values for the Company's investments in debt and equity securities are based on quoted market prices, where available. In situations where market prices are not readily available, primarily private placements, fair values are estimated using a formula pricing method based on fair values of securities with similar characteristics. The fair value of currently performing mortgage loans is estimated by discounting the cash flows associated with the investment, using an interest rate currently offered for similar loans to borrowers with similar credit ratings. The fair value of policy loans is calculated by discounting estimated future cash flows using interest rates currently being offered for similar loans. Loans with similar characteristics are aggregated for purposes of the calculations. The estimated fair values for limited partnerships are based on values determined by the partnerships' managing general partners. The carrying values of cash, cash equivalents, short-term investments and separate account assets approximate their fair values. The resulting fair values may not be indicative of the value which could be negotiated in an actual sale.

The fair values of the Company's liabilities for individual annuities and certain group annuities are estimated by discounting the cash flows associated with the contracts, using an interest rate currently offered for similar contracts with maturities similar to those remaining for the contracts being valued. The statement values of other policyholder funds, policyholders' dividends payable, debt and separate account liabilities approximate their fair values.

Currently, disclosure of fair values is not required for all the Company's assets and liabilities. Therefore, presentation of the fair value of a significant portion of assets without a corresponding valuation of liabilities associated with insurance contracts can be misinterpreted. The fair values of liabilities under all of the Company's contracts are considered in the overall management of interest rate risk. The Company is exposed to interest rate risk on its interest-sensitive products. The Company's investment strategy is designed to minimize interest risk by managing the durations and anticipated cash flows of the Company's assets and liabilities.

The Company utilizes derivatives to achieve its risk management goals. Exposure to risk is monitored and analyzed as part of the Company's asset/liability management process, which focuses on risks that impact liquidity, capital, and income. The Company may enter into derivative transactions to hedge exposure to interest rate, credit, liability, currency, and cash flow risks. The Company may use forward contracts, swaps, futures, options, swaptions, caps, floors, collars and options on futures to hedge these risks.

When entering into a derivative transaction, there are several risks, including but not limited to basis risk, credit risk, and market risk. Basis risk is the exposure to loss from imperfectly matched positions, and is monitored and minimized by modifying or terminating the transaction. Credit risk is the exposure to loss as a result of default or a decline in credit rating of a counterparty. Credit risk is addressed by establishing and monitoring guidelines on the amount of exposure to any particular counterparty. Also, the Company requires that an International Swaps and Derivatives Association Master agreement govern most derivative contracts. Market risk is the adverse effect that a change in interest rates, currency rates, implied volatility rates, or a change in certain equity indexes or instruments has on the value of a financial instrument. The Company manages the market risk by establishing and monitoring limits as to the types and degree of risk that may be undertaken.

The fair value of derivatives contracts are based on dealers' quotes and represent the estimated amount the Company would receive to terminate the contracts taking into account current interest rates and the credit worthiness of the counterparties, where appropriate. At December 31, 2002 and 2001, the Company had no open futures or swap positions. The Company had open interest rate cap positions with a notional amount of $750,000 and $0 and a fair value of $8,545 and $0 as of December 31, 2002 and 2001, respectively.

In the normal course of business, the Company loans securities under arrangements in which collateral is obtained in amounts greater than the current fair value of loaned securities. This collateral is held in the form of cash, cash equivalents or securities issued or guaranteed by the United States Government. The Company is at risk to the extent the value of loaned securities exceeds the value of the collateral obtained. The Company controls this risk by requiring collateral of the highest quality and requiring that additional collateral be deposited when the market value of loaned securities increases in relation to the collateral held or the value of the collateral held decreases in relation to the value of the loaned securities. The Company had loaned securities outstanding of $48,972 and $219,820 as of December 31, 2002 and 2001, respectively.

5.  INCOME TAXES:

The Company follows the asset and liability method of accounting for income taxes whereby current and deferred tax assets and liabilities are recognized utilizing currently enacted tax laws and rates. Deferred taxes are adjusted to reflect tax rates at which future tax liabilities or assets are expected to be settled or realized.

Deferred income taxes reflect the impact for financial statement reporting purposes of temporary differences between the financial statement carrying amounts and tax basis of assets and liabilities. The significant temporary differences that give rise to the deferred tax assets and liabilities at December 31 relate to the following:



                                                                     2002                  2001
                                                                  -----------           -----------
          DEFERRED TAX ASSETS:

            Future policy benefits                                $    88,878           $    88,247
            Policyholders' dividends payable                            8,391                 9,503
            Investment losses                                          19,285                15,226
            Employee benefit liabilities                               27,488                31,035
            Other                                                      28,661                18,068
                                                                  -----------           -----------
               Total deferred tax asset                               172,703               162,079
                                                                  -----------           -----------
          DEFERRED TAX LIABILITIES:
            Deferred acquisition costs                                159,591               156,242
            Unrealized investment gains                               117,523                47,625
            Other                                                      30,970                25,276
                                                                  -----------           -----------
               Total deferred tax liability                           308,084               229,143
                                                                  -----------           -----------
          Net deferred tax liability                                  135,381                67,064
          Tax currently payable                                        12,698                29,730
                                                                  -----------           -----------
          ACCRUED INCOME TAX PAYABLE                              $   148,079           $    96,794
                                                                  ===========           ===========



The income taxes attributable to consolidated net income are different from the amounts determined by multiplying consolidated net income before income taxes by the expected federal income tax rate. The difference between the amount of tax at the U.S. federal income tax rate of 35% and the consolidated tax provision is summarized as follows:



                                                                     2002                  2001                 2000
                                                                  ------------          ------------         -----------
          Tax expense at 35%                                      $     29,779          $     50,524         $    68,787
          Increase /(decrease) in income taxes
          resulting from:
             Differential earnings amount                              (22,098)                    -                    -
             Dividends received deduction                               (2,856)               (3,143)             (13,042)
             Other                                                       7,105                   297                2,100
                                                                  ------------          ------------         ------------
          INCOME TAX EXPENSE                                      $     11,930          $     47,678         $     57,845
                                                                  ============          ============         ============



Cash paid for federal income taxes in 2002, 2001, and 2000 was $28,400, $48,500, and $64,922, respectively.

As a mutual life insurance company, the Company is subject to Internal Revenue Code provisions which require mutual, but not stock, life insurance companies to increase each year's taxable income by a Differential Earnings Amount (DEA). This amount is computed by multiplying the Company's average taxable equity base by a prescribed rate, which is intended to reflect the difference between stock and mutual companies' earnings rates. The Internal Revenue Code temporarily suspended the DEA for the years 2001 through 2003.

The Internal Revenue Service has examined the Company's income tax returns through the year 1997. Income tax returns for the tax years 1998 through 2001 are currently being examined. Management believes that an adequate provision has been made for potential assessments.

6.  BENEFIT PLANS:

The following table summarizes the funded status and accrued benefit cost for the Company's defined benefit plans and other postretirement benefit plans as of December 31:



                                                                  PENSION BENEFITS                  OTHER BENEFITS
                                                                  ----------------                  --------------
                                                                2002             2001             2002            2001
                                                             ------------     ------------     ------------     -----------
          Benefit Obligation                                 $   (108,339)    $    (93,345)    $    (22,362)    $   (18,330)
          Fair value of plan assets                                64,271           53,236                -               -
                                                             ------------     ------------     ------------     -----------
          Funded Status                                      $    (44,068)    $    (40,109)    $    (22,362)    $   (18,330)
                                                             ============     ============     ============     ===========
          Amounts recognized in the
            consolidated balance sheet:
             Accrued benefit liability                       $    (26,981)    $    (31,681)    $    (36,947)    $   (39,323)
             Intangible assets                                      1,001                -                -               -
             Accumulated other comprehensive
              income                                                8,476                -                -               -
                                                             ------------     ------------     ------------     -----------
                                                             $    (17,504)    $    (31,681)    $    (36,947)    $   (39,323)
                                                             =============    ============     ============     ===========


The change in the minimum pension liability of $8,476 is reflected in accumulated other comprehensive income net of tax of $2,969.

The projected benefit obligation, accumulated benefit obligation and fair value of plan assets for pension plans with accumulated benefit obligations in excess of plan assets were $26,875, $24,919, and $0, respectively, as of December 31, 2002.


The weighted-average assumptions used to measure the actuarial present value of the projected benefit obligation were:



                                                                  PENSION BENEFITS                  OTHER BENEFITS
                                                                  ----------------                  --------------
                                                                2002             2001             2002            2001
                                                           --------------   --------------   --------------  --------------
          Discount rate                                              7.00%            7.25%            7.00%           7.25%
          Expected return on plan assets                             8.00%            8.00%               -               -
          Rate of compensation increase                              4.50%            4.50%            4.00%           5.50%



At December 31, 2002, the assumed health care cost trend rate used in measuring the accumulated postretirement benefit obligation was 12.5% for 2003, grading to 5.00% for 2008. At December 31, 2001, the assumed health care cost trend rate used in measuring the accumulated postretirement benefit obligation was 8% for 2002, grading to 5% for 2006. At December 31, 2000, the assumed health care cost trend rate used in measuring the accumulated postretirement benefit obligation was 9% for 2001, grading to 5% for 2005. Assumed health care cost trend rates have a significant effect on the amounts reported for the health care plans. During 2000, the Company amended its postretiree health plans to change the level of certain benefits, which reduced the benefit obligation as of December 31, 2000.

The contributions made and the benefits paid from the plans were:



                                                             PENSION BENEFITS                       OTHER BENEFITS
                                                             ----------------                       --------------
                                                         2002                2001                2002            2001
                                                    ----------------    ----------------     -------------   --------------
          Benefit cost (savings) recognized in         $       6,870       $       4,621        $     (753)     $      (947)
             consolidated income statement
          Change in minimum pension
             liability recognized in other                     8,476                   -                 -                -
             comprehensive income
          Employer contribution                               21,048               1,807             1,623            1,569
          Plan participants' contribution                          -                   -                 -                -
          Benefits paid                                        4,151               3,928             1,623            1,569



The Company maintains four defined contribution pension plans for substantially all of its employees and full-time agents. For two plans, designated contributions of up to 6% or 8% of annual compensation are eligible to be matched by the Company. Contributions for the third plan are based on tiered earnings of full-time agents. The last plan, which covers employees of a subsidiary, are determined on a discretionary basis by the Board of Directors of that subsidiary. For the years ended December 31, 2002, 2001 and 2000, the expense recognized for these plans was $6,904, $8,131, and $14,223, respectively. The fair value of the defined contribution plans' assets at December 31, 2002 and 2001 was $244,633 and $277,029, respectively.

At December 31, 2002 and 2001, $132,438 and $137,686, respectively, of the plans' assets were invested in the Company's group annuity contracts.

7.  REINSURANCE:

The Company has assumed and ceded reinsurance on certain life and annuity contracts under various agreements. Reinsurance permits recovery of a portion of losses from reinsurers, although the Company remains primarily liable as the direct insurer on all risks reinsured. The Company evaluates the financial strength of potential reinsurers and continually monitors the financial condition of present reinsurers to ensure that amounts due from reinsurers are collectible. The table below highlights the amounts shown in the accompanying financial statements.



                                                                       ASSUMED               CEDED TO
                                                 GROSS               FROM OTHER                OTHER                   NET
                                                AMOUNT                COMPANIES              COMPANIES               AMOUNT
                                         --------------------    -------------------    ------------------     ------------------
     DECEMBER 31, 2002:
       Life Insurance in Force              $      42,692,642       $     54,563           $    13,532,242        $    29,214,963
       Premiums                                       144,868                  -                    29,038                115,830
       Benefits                                       437,174                  -                    46,050                391,124
       Reserves                                     5,189,689                 95                   295,327              4,894,457

     DECEMBER 31, 2001:
       Life Insurance in Force              $      39,520,167       $    308,064           $    11,799,979        $    28,028,252
       Premiums                                       145,626                  -                    27,710                117,916
       Benefits                                       443,863                  -                    33,848                410,015
       Reserves                                     5,145,665                180                   272,671              4,873,174



During 2000, the Company had gross premiums of $153,853, ceded premiums of $23,726, gross benefits of $442,273, assumed benefits of $7,272, and ceded benefits of $39,636. Reinsurance receivables with a carrying value of $277,610 and $253,919 were associated with a single reinsurer at December 31, 2002 and 2001, respectively.

8.  DEBT:

The Company's broker-dealer affiliate borrows from banks in connection with the securities settlement process and to finance margin loans made to customers. The Company is required to collateralize amounts borrowed in excess of certain limits. At December 31, 2002, the Company had short-term bank loans of $86,046, of which $53,700 were collateralized by customer-owned securities valued at approximately $115,617. At December 31, 2001, the Company had short-term bank loans of $202,952, of which $134,100 were collateralized by customer-owned securities valued at approximately $186,810. The bank loans are demand obligations and generally require interest based on the Federal Funds rate. At December 31, 2002 and 2001, the weighted average interest rates on these borrowings were 2.01% and 3.61% respectively.

9. COMMITMENTS AND CONTINGENCIES:

The Company and its subsidiaries are involved in various pending or threatened legal and/or regulatory proceedings arising from the conduct of its business. Most of these proceedings are routine in the ordinary course of business, although some involve extra-contractual damages in addition to other damages. In addition, the regulators within the insurance and brokerage industries continue to focus on market conduct and compliance issues. The Company monitors sales materials and compliance procedures and makes extensive efforts to minimize any potential liabilities in this area. Insurance companies are also subject to assessments, up to statutory limits, by state guaranty funds for losses of policyholders of insolvent insurance companies. In the opinion of management, after consultation with legal counsel and a review of available facts, the outcome of the proceedings and assessments are not likely to have a material adverse effect on the financial position of the Company.

During 1999, the Company entered into an indemnity reinsurance agreement with Investors' Consolidated Insurance Group (formerly known as Christian Mutual Life Insurance Company) and ACE Bermuda LTD (the Reinsurers) to cede its risk associated with the disability income line of business. Under the agreement, 95% of the assets and liabilities were transferred to the Reinsurers and the assets were placed in a trust, which names the Company as beneficiary. As of December 31, 2002 and 2001, the Company had a reinsurance recoverable from the Reinsurers of $197,972 and $178,068, respectively, which was secured by securities and other assets with a market value of $200,404 and $174,226, respectively, held in trust.

During 2000, the Reinsurers failed to perform their obligations required under the reinsurance agreement and notified the Company of their desire to rescind the agreement. The Company has demanded arbitration of the rescission issue and is seeking rulings in arbitration that the Reinsurers are not entitled to rescission. The arbitration proceedings are ongoing; however, based on the information currently available, management is not aware of any facts that would support the rescission remedy sought by the Reinsurers. In addition, because the Company has access to trust assets as a resource with which to pay claims, management does not expect that the Reinsurers' failure to perform is likely to have a material adverse effect on the overall financial position of the Company.

The Company, in the ordinary course of business, extends commitments relating to its investment activities. As of December 31, 2002, the Company had outstanding commitments totaling $82,746 relating to these investment activities. The fair value of these commitments approximates the face amount.

10. STATUTORY INFORMATION:

State insurance regulatory authorities prescribe or permit statutory accounting practices for calculating net income and capital and surplus which differ in certain respects from generally accepted accounting principles (GAAP). The significant differences relate to deferred acquisition costs, which are charged to expenses as incurred; federal income taxes, which reflect amounts that are currently taxable; and benefit reserves, which are determined using prescribed mortality, morbidity and interest assumptions, and which, when considered in light of the assets supporting these reserves, adequately provide for obligations under policies and contracts.

Effective January 1, 2001, insurance companies were required to adopt the National Association of Insurance Commissioners' comprehensive guide to Statutory Accounting Principles, the Accounting Practices and Procedures Manual (referred to as NAIC SAP). The impact of adopting Codification was an increase to statutory capital and surplus of $10,949 as of December 31, 2001.

The combined insurance companies' statutory capital and surplus at December 31, 2002 and 2001 was $806,099 and $762,405, respectively. The combined insurance companies' net income, determined in accordance with statutory accounting practices, for the years ended December 31, 2002, 2001, and 2000, was $39,411, $56,776, and $122,792, respectively.

REPORT OF INDEPENDENT AUDITORS

The Board of Trustees
The Penn Mutual Life Insurance Company
Philadelphia, Pennsylvania

We have audited the accompanying consolidated balance sheets of The Penn Mutual Life Insurance Company and subsidiaries as of December 31, 2002 and 2001, and the related consolidated statements of income, changes in equity, and cash flows for each of the three years in the period ended December 31, 2002. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the consolidated financial position of The Penn Mutual Life Insurance Company and subsidiaries as of December 31, 2002 and 2001, and the consolidated results of their operations and their cash flows for each of the three years in the period ended December 31, 2002, in conformity with accounting principles generally accepted in the United States.

As discussed in Note 1 to the consolidated financial statements, in 2002 the Company changed its method of accounting for goodwill and intangibles.


                                                     /s/ Ernst & Young LLP


Philadelphia, Pennsylvania
February 10, 2003

                                     PART C

                                OTHER INFORMATION

Item 24. Financial Statements and Exhibits

         (a)   Financial Statements included in Part B:


               Financial Statements of Penn Mutual Variable Annuity Account III:
               Statement of Assets and Liabilities - December 31, 2002
               Statement of Operations - December 31, 2002
               Statements of Changes in Net Assets - For the years ended December 31, 2002 and 2001
               Notes to Financial Statements
               Report of Independent Auditors

               Consolidated Financial Statements of The Penn Mutual Life Insurance Company:
               Consolidated Balance Sheets As of December 31, 2002 and 2001 Consolidated Income Statements For the years ended December 31, 2002, 2001 and 2000
               Consolidated Statements of Changes in Equity - December 2002, 2001 and 2000
               Consolidated Statements of Cash Flows - For the years ended December 31, 2002, 2001 and 2000
               Notes to Consolidated Financial Statements
               Report of Independent Auditors


         (b)   Exhibits

               1.       (a)      Resolutions of Executive Committee of Board
                                 of Trustees of The Penn Mutual Life Insurance
                                 Company authorizing the establishment of the Registrant. Incorporated herein by reference to
                                 Exhibit 1(a) to the Registration Statement of
                                 Penn Mutual Variable Annuity Account III (File
                                 No. 333-62811), as filed with the Securities and Exchange Commission via EDGAR (Accession
                                 No. 0001036050-98-001504) on September 3, 1998.

                        (b) Resolutions of Executive Committee of Board of Trustees of the Penn Mutual Life Insurance Company authorizing investments of the Registrant. Incorporated herein by reference to
                                 Exhibit 1(b) to Post-Effective Amendment No. 1 to the Registration Statement of Penn Mutual Variable Annuity Account III (File No. 333-62825), as filed with the Securities and Exchange Commission via EDGAR (Accession No. 0000950116-99-000834) on April 27, 1999.

               2.                Not applicable

               3.       (a)(1)   Sales Support Agreement between The Penn
                                 Mutual Life Insurance Company and Horner,
                                 Townsend & Kent, Inc., a wholly-owned
                                 subsidiary of Penn Mutual. Incorporated herein by reference to Exhibit 3(a) to Pre-Effective
                                 Amendment No. 1 to the Registration Statement of Penn Mutual Variable Annuity Account III
                                 (File No. 333-62811), as filed with the
                                 Securities and Exchange Commission via EDGAR
                                 (Accession No. 0001036050-98-002055) on
                                 November 30, 1998.

                        (a)(2) Schedule I to the Sales Support Agreement between The Penn Mutual Life Insurance Company and Horner, Townsend & Kent, Inc., a wholly-owned subsidiary of Penn Mutual. Incorporated herein by reference to Exhibit 3(a)(2) to Pre-Effective Amendment No. 1 to Registrant's Registration Statement as filed with the Securities and Exchange Commission via EDGAR (Accession No. 0000950116-00-002423) on
                                 September 28, 2000.

                        (b) Form of Distribution Agreement between The Penn Mutual Life Insurance Company and Horner, Townsend & Kent, Inc., a wholly-owned subsidiary of Penn Mutual. Incorporated herein by reference to Exhibit 3(b) to Pre-Effective

                                 Amendment No. 1 to the Registration Statement of Penn Mutual Variable Annuity Account III (File No. 333-62811), as filed with the Securities and Exchange Commission via EDGAR (Accession No. 0001036050-98-002055) on
                                 November 30, 1998.

                        (c) Form of Agent's Agreement relating to broker-dealer supervision. Incorporated herein by reference to Exhibit 3(c) to the Registration Statement of Penn Mutual Variable Annuity Account III (File No. 333-62811), as filed with the Securities and Exchange Commission via EDGAR (Accession No. 0001036050-98-001504) on September 3, 1998.

                        (d) Form of Broker-Dealer Selling Agreement (for broker-dealers licensed to sell variable annuity contracts and/or variable life insurance contracts under state insurance laws). Incorporated herein by reference to
                                 Exhibit 3(d) to Pre-Effective Amendment No. 1 to the Registration Statement of Penn Mutual Variable Annuity Account III (File No. 333-62811), as filed with the Securities and Exchange Commission via EDGAR (Accession No. 0001036050-98-002055) on November 30, 1998.

                        (e) Form of Broker-Dealer Selling Agreement (for broker-dealers with affiliated corporations licensed to sell variable annuity contracts and/or variable life insurance contracts under state insurance laws). Incorporated herein by reference to Exhibit 3(e) to Post-Effective Amendment No. 1 to the Registration Statement of Penn Mutual Variable Annuity Account III (File No. 333-62825), as filed with the Securities and Exchange Commission via EDGAR (Accession No. 0000950116-99-000834) on April
                                 27, 1999.

                        (f) Form of Addendum (Form 98-1) to Broker-Dealer Selling Agreement. Incorporated herein by reference to Exhibit 3(f) to the Registration Statement of Penn Mutual Variable Annuity Account III (File No. 333-62811), as filed with the Securities and Exchange Commission via EDGAR (Accession No. 0001036050-98-001504) on
                                 September 3, 1998.


               4.       (a)      Form of active allocation annuity contract.
                                 Incorporated herein by reference to Exhibit
                                 4(a) to the Registration Statement of Penn
                                 Mutual Variable Annuity Account III (File No.
                                 333-88822), as filed with the Securities and Exchange Commission via EDGAR (Accession No.
                                 0000950116-02-001202) on May 22, 2002.


                        (b) Rider--Estate Enhancement Death Benefit (EEDB-01). Incorporated herein by reference to
                                 Exhibit 4(k) to the Registrant's Registration Statement on Form N-4 (File No. 333-62811), as filed with the Securities and Exchange Commission via EDGAR (Accession No. 0000950116-01-000692) on April 20, 2001.


                        (c) Rider - Death Benefit Enhancement - Step-Up. Incorporated herein by reference to Exhibit 4(c) to the Registration Statement of Penn Mutual Variable Annuity Account III (File No. 333-88822), as filed with the Securities and Exchange Commission via EDGAR (Accession No. 0000950116-02-001202) on May 22, 2002.

               5. Form of application for active allocation annuity contract. Incorporated herein by reference to Exhibit 5 to the Registration Statement of Penn Mutual Variable Annuity Account III (File No. 333-88822), as filed with the Securities and Exchange Commission via EDGAR (Accession No. 0000950116-02-001202) on
                                 May 22, 2002.

               6.       (a)      Charter of The Penn Mutual Life Insurance
                                 Company (May 1983). Incorporated herein by reference to Exhibit 6(a) to the Registration
                                 Statement of Penn Mutual Variable Annuity
                                 Account III (File No. 333-62811), as filed with the Securities and Exchange Commision via EDGAR
                                 (Accession No. 0001036050-98-001504) on
                                 September 3, 1998.

                        (b) By-laws of The Penn Mutual Life Insurance Company. Incorporated herein by reference to
                                 Exhibit 6(b) to the Registration Statement of Penn Mutual Variable Annuity Account III (File No. 333-69386), as filed with the Securities and Exchange Commission via EDGAR (Accession No. 0000950116-01-501231) on December 6, 2001.

               7.                None


               8.       (a)      Form of Participation Agreement among The
                                 Penn Mutual Life Insurance Company, Rydex
                                 Variable Trust and Rydex Distributors, Inc.
                                 Incorporated herein by reference to Exhibit
                                 8(a) to the Registration Statement of Penn
                                 Mutual Variable Annuity Account III (File No.
                                 333-88822), as filed with the Securities and Exchange Commission via EDGAR (Accession No.
                                 0000950116-02- 001202) on May 22, 2002.

                        (b) Form of Participation Agreement among The Penn Mutual Insurance Company, Federated Insurance Series and Federated Securities Corp. Incorporated herein by reference to Exhibit 8(b) to the Registration Statement of Penn Mutual Variable Annuity Account III (File No. 333-88822), as filed with the Securities and Exchange Commission via EDGAR (Accession No. 0000950116-02- 001202) on May 22, 2002.

                        (c) Form of Participation Agreement among T. Rowe Price Equity Series, Inc., T. Rowe Price International Series, Inc., T. Rowe Price Investment Services, Inc., and The Penn Mutual Life Insurance Company. Incorporated herein by reference to Exhibit 8(c) to the Registration Statement of Penn Mutual Variable Annuity Account III (File No. 333-88822), as filed with the Securities and Exchange Commission via EDGAR (Accession No. 0000950116-02-001202) on
                                 May 22, 2002.

                        (d) Form of Participation Agreement by and among AIM Variable Insurance Funds, AIM Distributors, Inc. and The Penn Mutual Life Insurance Company. Incorporated herein by reference to
                                 Exhibit 8(d) to the Registration Statement of Penn Mutual Variable Annuity Account III (File No. 333-88822), as filed with the Securities and Exchange Commission via EDGAR (Accession No. 0000950116-02- 001202) on May 22, 2002.

               9. Opinion and Consent of Franklin L. Best, Jr., Esq., Managing Corporate Counsel of The Penn Mutual Life Insurance Company, as to the legality of the variable annuity contracts being registered. Incorporated herein by reference to Exhibit 8(a) to the Registration Statement of Penn Mutual Variable Annuity Account III (File No. 333-88822), as filed with the Securities and Exchange Commission via EDGAR (Accession No. 0000950116-02-001202) on
                                 May 22, 2002.


               10.               Consent of Ernst & Young LLP. Filed herewith.

               11.               Not applicable.

               12.               Not applicable.

               13. Schedule of Computation of Performance Quotations. Filed herewith.

               14. Powers of Attorney of Trustees. Incorporated herein by reference to Exhibit 14 to Registrant's Registration Statement on Form N-4 (File No. 333-69386) as filed with the Securities and Exchange Commission via EDGAR (Accession No. 0000950116-01-500817), on
                                 September 14, 2001.

Item 25. Directors and Officers of the Depositor

     The following table sets forth the names of the officers and trustees of the Depositor who are engaged directly or indirectly in activities relating to the Registrant or the variable annuity contracts offered by the Registrant and the executive officers of the Depositor.

---------------------------------  --------------------------------------------
NAME                               POSITION AND OFFICES WITH DEPOSITOR
---------------------------------  --------------------------------------------

Robert E. Chappell                 Chairman of the Board and Chief Executive
                                   Officer and Member of the Board of
                                   Trustees

Daniel J. Toran                    President and Chief Operating Officer and
                                   Member of the Board of Trustees

Nancy S. Brodie                    Executive Vice President and Chief Financial
                                   Officer

John M. Albanese                   Executive Vice President, Systems and Service

Larry L. Mast                      Executive Vice President, Sales and Marketing

Peter M. Sherman                   Executive Vice President and Chief Investment
                                   Officer

Bill D. Fife                       Senior Vice President, Independence Financial
                                   Network

Ralph L. Crews                     Senior Vice President, Career Agency System

Ann M. Strootman                   Vice President and Controller

Frederick M. Rackovan              Vice President, New Business

Laura Ritzko                       Secretary

Richard F. Plush                   Vice President and Actuary

Frank J. Howell                    Vice President, Broker Dealer Network

Steven M. Herzberg                 Assistant Vice President and Treasurer


     The business address of each of the Trustees and officers is The Penn Mutual Life Insurance Company, Philadelphia, PA 19172.

Item 26. Persons Controlled By or Under Common Control with the Depositor or Registrant

                      PENN MUTUAL WHOLLY-OWNED SUBSIDIARIES

CORPORATION                                      PRINCIPAL BUSINESS                 STATE OF INCORPORATION
-----------                                      ------------------                 ----------------------
The Penn Insurance and Annuity Company           Life Insurance and Annuities       Delaware

Independence Capital Management, Inc.            Investment Adviser                 Pennsylvania

Penn Janney Fund, Inc.

INDEPENDENCE SQUARE PROPERTIES, INC.             Investments Holding Company        Pennsylvania

The Pennsylvania Trust Company                   Trust Company                      Pennsylvania

                      INDEPENDENCE SQUARE PROPERTIES, INC.
                            WHOLLY-OWNED SUBSIDIARIES

CORPORATION                                     PRINCIPAL BUSINESS                  STATE OF INCORPORATION
-----------                                      ------------------                 ----------------------
INDEPRO CORPORATION                             Real Estate Investment              Delaware

WPI Investment Company                          Real Estate Investment              Delaware

Hornor, Townsend & Kent, Inc.                   Registered Broker-Dealer and        Pennsylvania
                                                Investment Adviser

JANNEY MONTGOMERY SCOTT LLC.                    Registered Broker-Dealer and        Delaware
                                                Investment Adviser

                               INDEPRO CORPORATION
                            WHOLLY-OWNED SUBSIDIARIES

CORPORATION                                     PRINCIPAL BUSINESS                 STATE OF INCORPORATION
-----------                                      ------------------                 ----------------------
Indepro Property Fund I Corporation             Real Estate Investment             Delaware

Indepro Property Fund II Corporation            Real Estate Investment             Delaware

Commons One Corporation                         Real Estate Investment             Delaware

West Hazleton, Inc.                             Real Estate Investment             Delaware

                           JANNEY MONTGOMERY SCOTT LLC
                            WHOLLY-OWNED SUBSIDIARIES

CORPORATION                                      PRINCIPAL BUSINESS                STATE OF INCORPORATION
-----------                                      ------------------                 ----------------------
JMS Resources, Inc.                              Oil and Gas Development           Pennsylvania

JMS Investor Services, Inc.                      Insurance Sales                   Delaware

Item 27. Number of Contract Owners


            As of March 31, 2003, there were:

            20 - owners of qualified individual variable annuity contracts;
             9 - owners of nonqualified individual variable annuity contracts.


Item 28. Indemnification

         Section 6.2 of the By-laws of The Penn Mutual Life Insurance Company provides that, in accordance with the provisions of the Section, the Company shall indemnify trustees and officers against expenses (including attorneys' fees), judgments, fines, excise taxes and amounts paid in settlement actually and reasonably incurred in connection with actions, suits and proceedings, to the extent such indemnification is not prohibited by law, and may provide other indemnification to the extent not prohibited by law. The By-laws are filed as Exhibit 6(b) to Pre-Effective Amendment No. 1 to the Penn Mutual Variable Annuity Account III Registration Statement on Form N-4 (File no. 333-69386) and are incorporated herein by reference.

         Pennsylvania law (15 Pa. C.S.A. Sections 1741-1750) authorizes Pennsylvania corporations to provide indemnification to directors, officers and other persons.

         Penn Mutual owns a directors and officers liability insurance policy covering liabilities directors and officers of Penn Mutual and its subsidiaries may incur in acting as directors and officers.

         Selling Agreements entered into by The Penn Mutual Life Insurance Company ("Penn Mutual") and its subsidiary, Hornor, Townsend & Kent, Inc. ("HTK") with securities brokers and insurance agents generally provide for indemnification of Penn Mutual and HTK and their directors and officers in the event of liability resulting from unauthorized acts of the brokers and insurance agents.

         Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29. Principal Underwriters

         Horner, Townsend & Kent, Inc. principal underwriter for the Registrant, also serves as principal underwriter for Penn Mutual Variable Life Account I, a separate account of Penn Mutual, and for PIA Variable Annuity Account I, a separate account of Penn Mutual's wholly-owned subsidiary, The Penn Insurance and Annuity Company.

         HORNOR, TOWNSEND & KENT, INC. - DIRECTORS AND OFFICERS

            Daniel J. Toran, Chairman of the Board

            Steven O. Miller, Director, President and Chief Executive Officer Michael Biondolillo, Director

            Larry L. Mast, Director
            Nina M. Mulrooney, Director and Senior Vice President, Compliance

            Linda Simon, Senior Vice President, Trading and Operations Patricia L. Carbee, Vice President, Sales and Marketing

            Joseph R. Englert, Vice President, Trading and Operations Franklin L. Best, Jr., Counsel
            Laura M. Ritzko, Secretary

            J. Clay Luby, Treasurer
            Elizabeth A. Knoll, Assistant Treasurer

            Eileen M. Tkacik, Auditor


         The principal business address of Mss. Carbee, Mulrooney, Ritzko and Tkacik and Messrs. Biondolillo, Mast, Toran, Best and Luby is The Penn Mutual Life Insurance Company, Philadelphia, Pennsylvania, 19172. The principal business address of the other directors and officers is Hornor, Townsend & Kent, Inc., 600 Dresher Road, Horsham, Pennsylvania.


                                        NET UNDERWRITING
  NAME OF PRINICIPAL                     DISCOUNTS AND         COMPENSATION ON       BROKERAGE            OTHER
     UNDERWRITER                         COMMISSIONS             REDEMPTION         COMMISSIONS       COMPENSATION
-------------------------------------------------------------------------------------------------------------------

Hornor, Townsend & Kent, Inc.                  $                      $                  $                  $

Item 30.          Location of Accounts and Records

                  The name and address of the person who maintains physical possession of each account, book or other documents required by Section 31(a) of the Investment Company Act of 1940 is as follows:

                  The Penn Mutual Life Insurance Company
                  600 Dresher Road
                  Horsham, Pennsylvania  19044

Item 31.          Management Services

                  See "Administrative and Recordkeeping Services" in Part B of this Registration Statement.

Item 32.          Undertakings

                  The Penn Mutual Life Insurance Company hereby undertakes:

         (a)      to file a post-effective amendment to this Registration
                  Statement as frequently as is necessary to ensure that the audited financial statements in the Registration Statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted;

         (b) to include either (1) as part of any application to purchase a contract or account offered by the prospectus, a space that an applicant can check to request a statement of additional information, or (2) a post card or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a statement of additional information;

         (c) to deliver any statement of additional information and any financial statements required to be made available under Form
                  N-4 promptly upon written or oral request. Restrictions on withdrawals under Section 403(b) Contracts are imposed in reliance upon, and in compliance with, a no-action letter issued by the Chief of the Office of Insurance Products and Legal Compliance of the Securities and Exchange Commission to the American Council of Life Insurance on November 28, 1988.

                  The Penn Mutual Life Insurance Company represents that the fees and charges deducted under the Individual Variable and Fixed Annuity Contract, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the Registrant.

                                   SIGNATURES


     As required by the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Post-Effective Amendment No. 1 of this Registration Statement and has caused this Post-Effective Amendment to the Registration Statement to be signed on its behalf, by the undersigned, thereunto duly authorized, in the Township of Horsham and Commonwealth of Pennsylvania on this 22nd day of April, 2003.


                                     PENN MUTUAL VARIABLE ANNUITY ACCOUNT III
                                            (Registrant)

                                     By:  THE PENN MUTUAL LIFE INSURANCE COMPANY
                                            (Depositor)

                                     By:    /s/Robert E. Chappell
                                            ---------------------------------
                                            Robert E. Chappell
                                            Chairman of the Board of Trustees
                                            and Chief Executive Officer


     As required by the Securities Act of 1933, as amended, this Post-Effective Amendment No. 1 to the Registration Statement has been signed by the following persons, in the capacities indicated, on the 22nd day of April, 2003.


SIGNATURE                                      TITLE

/s/ Robert E. Chappell                         Chairman of the Board of Trustees
---------------------------                    and Chief Executive Officer
Robert E. Chappell

/s/ Nancy S. Brodie                            Executive Vice President and
---------------------------                    Chief Financial Officer
Nancy S. Brodie

*JULIA CHANG BLOCH                             Trustee

*EDWARD G. BOEHNE                              Trustee

*JOAN P. CARTER                                Trustee

*PHILLIP E. LIPPINCOTT                         Trustee

*JOHN F. MCCAUGHAN                             Trustee

*ALAN B. MILLER                                Trustee

*EDMOND F. NOTEBAERT                           Trustee

*ROBERT H. ROCK                                Trustee

*DANIEL J. TORAN                               Trustee

*WESLEY S. WILLIAMS, JR.                       Trustee

/s/ Robert E. Chappell
---------------------------
*By:  Robert E. Chappell, attorney-in-fact

                                  EXHIBIT INDEX

                  EX.99 B10      Consent of Ernst & Young LLP.

                  EX.99 B13      Schedule of Computation of Performance
                                 Quotations.